N-2 - USD ($)				3 Months Ended
		May 05, 2026	Apr. 10, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cover [Abstract]
Entity Central Index Key		0001521404
Amendment Flag		true
Amendment Description		The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Inv Company Type		N-2
Securities Act File Number		333-292971
Investment Company Act File Number		811-22562
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		false
Entity Registrant Name		BARINGS GLOBAL SHORT DURATION HIGH YIELD FUND
Entity Address, Address Line One		300 South Tryon Street, Suite 2500
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28202
City Area Code		(704)
Local Phone Number		805-7200
Contact Personnel Name		Sean Feeley
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of the offering price):
Sales load	0.00	%(1)
Offering expenses	0.00	%(2)
DRIP expenses	0.00	%(3)
Total shareholder transaction expenses	0.00%
Annual Expenses (as a percentage of net assets attributable to Common Shares):
Management Fee	1.21	%(4)
Interest payments on borrowed funds	2.09	%(5)
Other expenses	0.62	%(6)
Total annual expenses	3.92%
(1)
In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load.
(2)
In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
There is no brokerage charge for the reinvestment of dividends in additional Common Shares; however, all participants pay a pro rata share of brokerage commissions incurred by the DRIP Agent when it makes open market purchases. There is no direct service charge to participants in the DRIP, though the Fund reserves the right to amend the DRIP to include a service charge payable by participants. See the section “Dividend Reinvestment Plan,” below.
(4)
The Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a Management Fee at an annual rate of 0.85% which is calculated monthly based on the Fund’s Managed Assets at the end of each calendar month and payable quarterly in arrears. “Managed Assets” means the Fund’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Because Managed Assets include the Fund’s use of leverage, they will typically be greater than the Fund’s net assets. The Management Fee referenced in the table above is based on Managed Assets as of December 31, 2025 and assumes the pro forma effect of (i) the issuance in the Fund’s “at-the-market” offering of [9.9] million of its Common Shares, yielding hypothetical net proceeds to the Fund of approximately $150 million; (ii) the hypothetical borrowings of the full $200 million available under the BNP Credit Facility, which would mean that the Fund’s adjusted total assets are assumed to equal approximately $667 million. These Management Fees are indirectly borne by holders of the Fund’s Common Shares and are not borne by the holders of preferred shares, if any, or the holders of any other securities that the Fund may issue. See “The Adviser, the Sub-Adviser and the Administrator — Investment Advisory Agreement; Sub-Advisory Agreement — Management” in the Fund’s prospectus for additional information regarding the calculation of the Management Fee.
(5)
“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes the pro forma effect of the hypothetical $150 million issuance and assumed borrowings under the BNP Credit Facility described above, which, in the aggregate, have a weighted average interest rate of 4.45% per annum as of December 31, 2025. The Fund may issue additional preferred shares. In the event that the Fund were to issue additional preferred shares, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base Management Fee as a percentage of the Fund’s Managed Assets attributable to Common Shares, would increase.
(6)
“Other expenses” includes the Fund’s overhead expenses, including the payment of fees under the Administration Agreement, and are based on the actual amounts for the 2025 fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of the Independent Trustees (as defined below), and cost and expenses relating to rating agencies.

Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.00%
Other Transaction Expense 2 [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of the offering price):
Sales load	0.00	%(1)
Offering expenses	0.00	%(2)
DRIP expenses	0.00	%(3)
Total shareholder transaction expenses	0.00%
Annual Expenses (as a percentage of net assets attributable to Common Shares):
Management Fee	1.21	%(4)
Interest payments on borrowed funds	2.09	%(5)
Other expenses	0.62	%(6)
Total annual expenses	3.92%
(1)
In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load.
(2)
In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
There is no brokerage charge for the reinvestment of dividends in additional Common Shares; however, all participants pay a pro rata share of brokerage commissions incurred by the DRIP Agent when it makes open market purchases. There is no direct service charge to participants in the DRIP, though the Fund reserves the right to amend the DRIP to include a service charge payable by participants. See the section “Dividend Reinvestment Plan,” below.
(4)
The Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a Management Fee at an annual rate of 0.85% which is calculated monthly based on the Fund’s Managed Assets at the end of each calendar month and payable quarterly in arrears. “Managed Assets” means the Fund’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Because Managed Assets include the Fund’s use of leverage, they will typically be greater than the Fund’s net assets. The Management Fee referenced in the table above is based on Managed Assets as of December 31, 2025 and assumes the pro forma effect of (i) the issuance in the Fund’s “at-the-market” offering of [9.9] million of its Common Shares, yielding hypothetical net proceeds to the Fund of approximately $150 million; (ii) the hypothetical borrowings of the full $200 million available under the BNP Credit Facility, which would mean that the Fund’s adjusted total assets are assumed to equal approximately $667 million. These Management Fees are indirectly borne by holders of the Fund’s Common Shares and are not borne by the holders of preferred shares, if any, or the holders of any other securities that the Fund may issue. See “The Adviser, the Sub-Adviser and the Administrator — Investment Advisory Agreement; Sub-Advisory Agreement — Management” in the Fund’s prospectus for additional information regarding the calculation of the Management Fee.
(5)
“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes the pro forma effect of the hypothetical $150 million issuance and assumed borrowings under the BNP Credit Facility described above, which, in the aggregate, have a weighted average interest rate of 4.45% per annum as of December 31, 2025. The Fund may issue additional preferred shares. In the event that the Fund were to issue additional preferred shares, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base Management Fee as a percentage of the Fund’s Managed Assets attributable to Common Shares, would increase.
(6)
“Other expenses” includes the Fund’s overhead expenses, including the payment of fees under the Administration Agreement, and are based on the actual amounts for the 2025 fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of the Independent Trustees (as defined below), and cost and expenses relating to rating agencies.

Management Fees [Percent]	[4]	1.21%
Interest Expenses on Borrowings [Percent]	[5]	2.09%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.62%
Total Annual Expenses [Percent]		3.92%
Expense Example [Table Text Block]	[7]
Example
The following example is furnished in response to the requirements of the SEC and illustrates the various costs and expenses that you would pay, directly or indirectly, on a $1,000 investment in the Fund’s Common Shares for the time periods indicated, assuming (1) total annual expenses of 3.66% of net assets attributable to the Fund’s Common Shares and (2) a 5% annual return*:

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$37	$116	$202	$461
*
The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. The example assumes that the estimated “other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 37
Expense Example, Years 1 to 3		116
Expense Example, Years 1 to 5		202
Expense Example, Years 1 to 10		$ 461
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		“Other expenses” includes the Fund’s overhead expenses, including the payment of fees under the Administration Agreement, and are based on the actual amounts for the 2025 fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of the Independent Trustees (as defined below), and cost and expenses relating to rating agencies.
Management Fee not based on Net Assets, Note [Text Block]		The Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a Management Fee at an annual rate of 0.85% which is calculated monthly based on the Fund’s Managed Assets at the end of each calendar month and payable quarterly in arrears. “Managed Assets” means the Fund’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Because Managed Assets include the Fund’s use of leverage, they will typically be greater than the Fund’s net assets. The Management Fee referenced in the table above is based on Managed Assets as of December 31, 2025 and assumes the pro forma effect of (i) the issuance in the Fund’s “at-the-market” offering of [9.9] million of its Common Shares, yielding hypothetical net proceeds to the Fund of approximately $150 million; (ii) the hypothetical borrowings of the full $200 million available under the BNP Credit Facility, which would mean that the Fund’s adjusted total assets are assumed to equal approximately $667 million. These Management Fees are indirectly borne by holders of the Fund’s Common Shares and are not borne by the holders of preferred shares, if any, or the holders of any other securities that the Fund may issue. See “The Adviser, the Sub-Adviser and the Administrator — Investment Advisory Agreement; Sub-Advisory Agreement — Management” in the Fund’s prospectus for additional information regarding the calculation of the Management Fee.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Fiscal Year Ended	Total Amount Outstanding	Asset Coverage Per $1,000(1)
BNP Credit Facility
December 31, 2025	$137,500,000	$3,204
December 31, 2024	$144,500,000	$3,193
December 31, 2023	$109,500,000	$3,785
December 31, 2022	$108,500,000	$3,636
December 31, 2021	$132,500,000	$3,707
December 31, 2020	$135,950,000	$3,461
December 31, 2019	$147,200,000	$3,498
December 31, 2018	$157,200,000	$3,333
December 31, 2017	$150,200,000	$3,782
December 31, 2016	$141,900,000	$3,950

Senior Securities Amount					$ 137,500,000				$ 144,500,000				$ 109,500,000	$ 108,500,000	$ 132,500,000	$ 135,950,000	$ 147,200,000	$ 157,200,000	$ 150,200,000	$ 141,900,000
Senior Securities Coverage per Unit					$ 3,204				$ 3,193				$ 3,785	$ 3,636	$ 3,707	$ 3,461	$ 3,498	$ 3,333	$ 3,782	$ 3,950
Senior Securities, Note [Text Block]
SENIOR SECURITIES
The following table sets forth certain information regarding the Fund’s senior securities as of the end of each of the Fund’s last ten fiscal years. The Fund’s senior securities during this time period are comprised of the BNP Credit Facility, which constitute a “senior security” as defined in the 1940 Act. The information regarding the Fund’s senior securities for the fiscal years ended [December 31, 2025, 2024, 2023, 2022 and 2021] has been audited by KPMG LLP, the Fund’s independent registered accounting firm. The Fund’s audited financial statements for the fiscal year ended December 31, 2025, including the report of KPMG LLP thereon and accompanying notes thereto, are included in the Fund’s most recent annual report to shareholders. You may also request a free copy of the report by calling 1-866-699-1516, by writing to the Fund or visiting the Fund’s website (www.Barings.com/bgh).

Fiscal Year Ended	Total Amount Outstanding	Asset Coverage Per $1,000(1)
BNP Credit Facility
December 31, 2025	$137,500,000	$3,204
December 31, 2024	$144,500,000	$3,193
December 31, 2023	$109,500,000	$3,785
December 31, 2022	$108,500,000	$3,636
December 31, 2021	$132,500,000	$3,707
December 31, 2020	$135,950,000	$3,461
December 31, 2019	$147,200,000	$3,498
December 31, 2018	$157,200,000	$3,333
December 31, 2017	$150,200,000	$3,782
December 31, 2016	$141,900,000	$3,950

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES AND STRATEGIES

Investment Objectives

The Fund’s primary investment objective is to generate as high a current income as the Adviser determines is consistent with capital preservation. The Fund seeks capital appreciation as a secondary investment objective when consistent with its primary investment objective.

These investment objectives are not fundamental policies of the Fund and may be changed by the Fund’s Board of Trustees (the “Board” or the “Board of Trustees”) without prior approval of the Fund’s shareholders. See “Risk Factors – Risks Relating to the Fund’s Business and Structure.”

Investment Strategies and Portfolio Composition

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in bonds, loans and other income-producing instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. or Fitch, Inc., or unrated but judged by the Adviser or the Sub-Adviser to be of comparable quality) which we refer to as below investment grade securities, or “junk” or “high yield” bonds. The Fund primarily expects to invest in first lien loans.

Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund. “Managed Assets” are the total assets of the Fund (including assets attributable to the Fund’s use of leverage), minus the sum of the Fund’s accrued liabilities (other than liabilities incurred for the purpose of creating leverage).

The Fund may also invest in other securities and instruments that the Adviser and the Sub-Adviser believe are consistent with the Fund’s investment objectives, including second lien and unsecured loans. The amount that the Fund will invest in other securities and instruments will vary from time to time and will be based on the Adviser’s assessment of prevailing market conditions.

The Fund may also engage in derivative transactions from time to time. The Fund currently expects its use of derivatives will primarily include currency forward or futures contracts to hedge any foreign currency exposure back to U.S. dollars. However, from time to time, the Fund may also seek to use derivatives as a hedge against adverse changes in the market price of holdings including consideration of credit risk or interest rates. This limited usage may include futures, forwards, options or swaps. To the extent the Fund engages in derivative transactions, the Fund expects to do so to hedge against interest rate, credit and/or other risks, or for other investment or risk management purposes. The Adviser expects that the Fund’s portfolio will be composed principally of the following types of securities and other instruments:
High Yield Instruments. High yield instruments or “junk” bonds or other investments that are rated below investment grade involve a greater degree of risk (in particular, a greater risk of default) than, and special risks in addition to, the risks associated with investment grade instruments. Under rating agency guidelines, medium- and lower-rated instruments and comparable unrated instruments will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated instruments may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest or dividends and repay liquidation preference or principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest, dividends, liquidation preference or principal. Such instruments are considered speculative with respect to the issuer’s capacity to pay interest or dividends and repay liquidation preference or principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Common Shares. High yield instruments involve substantial risk of loss and are susceptible to default or decline in market value due to real or perceived adverse economic and business developments or competitive industry conditions, as compared to higher-rated instruments. These instruments generally provide higher income than investment grade instruments in an effort to compensate investors for their higher risk of default, which is the issuer’s failure to make required interest, dividends, liquidation preference or principal payments on the securities. Issuers of high yield instruments include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The secondary markets for these instruments are generally not as liquid as the secondary markets for higher rated instruments. The secondary markets for high yield instruments are concentrated in relatively few market makers and the participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield instruments is generally lower than that for higher-rated instruments, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, may adversely affect the Fund’s net asset value (“NAV”) and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating NAV. If the Fund is not able to obtain precise or accurate market quotations for a particular instrument, it will become more difficult to value the Fund’s portfolio investments, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the Fund to sell instruments at their fair value. If the secondary markets for high yield instruments contract due to adverse economic conditions or for other reasons, certain securities in the Fund’s portfolio may become illiquid and the proportion of the Fund’s assets invested in illiquid instruments may significantly increase.

Prices for high yield instruments may be affected by legislative and regulatory developments. These laws could adversely affect the Fund’s NAV and investment practices, the secondary market for high yield.

Duration. Duration is the weighted average term-to-maturity of a security’s cash flows. It is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. While there is no limit on the remaining maturity or duration of any individual security in which the Fund may invest, the Fund normally will seek to maintain a weighted average portfolio duration, including the effects of leverage (“weighted average portfolio duration”) of three years or less. The Fund’s weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions.

Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. By comparison, a debt security’s “maturity” is the date on which the security ceases and the issuer is obligated to repay principal. Duration differs from maturity in that it considers a security’s next interest re-set date and call features, whereas maturity does not. In general, if prevailing interest rates change by 1%, a fixed income security or portfolio’s value will change by 1% multiplied by each year of duration. For example, if a portfolio of fixed income securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter duration.
Foreign Instruments. Under normal market conditions, the Fund may invest up to 50% of its Managed Assets in bonds and loans issued by non-U.S. entities. This is expected to primarily include instruments from foreign borrowers in developed markets, but could include issuers in emerging markets should they align with the other elements of the portfolio composition. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund expects that its investment in non-U.S. issuers will be made in securities that are U.S. dollar denominated or foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.

Illiquid and Restricted Securities. The Fund may invest in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

Independent Credit Analysis. Each of the Adviser and the Sub-Adviser will rely heavily on its own analysis of the credit quality and risks associated with individual bonds, loans and other debt securities considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The individuals managing the Fund will use this information in an attempt to minimize credit risk and to identify issuers, industries or sectors that are undervalued or that offer attractive yields relative to their assessment of their credit characteristics. This aspect of the capabilities of the Adviser and the Sub-Adviser will be particularly important because of the Fund’s emphasis on below investment grade bonds and loans.

Investment Grade Securities. The Fund may invest in fixed income instruments that are rated investment grade (Baa3 or higher by Moody’s, BBB- or higher by S&P or Fitch) or, if unrated, are considered by the Manager or Sub-Adviser to be of comparable quality.

U.S. Government Securities. The Fund may invest in debt securities issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government.

Derivatives. The Fund may use derivatives for hedging, investment or leverage purposes. The Fund currently expects that its derivatives use will consist primarily of credit default swaps and foreign currency forward contracts and futures and may consist of total return swaps. The Fund’s investment in derivatives will be included under the 80% asset policy noted above so long as the underlying assets of such derivatives are one or more high yield fixed income instruments that are rated below investment grade. The use of derivatives for hedging, investment or leverage purposes involves significant risks and there can be no assurance that the Fund’s derivative strategy will be successful. See “Risk Factors — The Fund may invest in derivatives or other assets that expose it to certain risks, including market risk, liquidity risk, and other risks similar to those associated with the use of leverage.”

An investment by the Fund in credit default swaps will allow the Fund to hedge credit exposure to particular issuers. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation. If the Fund purchases protection under a credit default swap and no credit event occurs on the reference obligation, the Fund will have made a series of periodic payments and will recover nothing of monetary value. However, if a credit event occurs on the reference obligation, the Fund (as the buyer of protection) is entitled to receive the full notional value of the reference obligation through a cash payment in exchange for the reference obligation or, alternatively, a cash payment representing the difference between the expected recovery rate and the full notional value.
The Fund currently intends, but is not required, to hedge substantially all of its exposure to foreign currencies through the use of currency strategies. For example, the Fund may transact in foreign currencies, may enter into forward foreign currency exchange contracts, and may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. Suitable hedging transactions may not be available, and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial. Additionally, such hedging transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In a total return swap, the Fund pays a counterparty a floating short-term interest rate and receives in exchange the total return of an agreed upon pool of underlying assets. The Fund bears the risk of default on the underlying assets based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.

When Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Reverse Repurchase Agreements. The Fund may utilize reverse repurchase agreements in order to add leverage to the portfolio. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.

Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings under the 1940 Act. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in the Fund’s Common Shares involves a number of significant risks. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in the Fund’s Common Shares. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund might also impair its operations and performance. If any of the following events occur, the Fund’s business, financial condition, and results of operations could be materially adversely affected. In such case, the Fund’s NAV and the trading price of its Common Shares could decline, and you may lose all or part of your investment.
Risks Relating to the Fund’s Investments
Below Investment Grade (high yield/junk bond) Instruments Risk
Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund.
The Fund may invest in bonds and loans of corporate issuers that are, at the time of purchase, rated below investment grade by at least one credit rating agency or unrated but determined by Barings to be of comparable quality. The Fund may also invest in other below investment grade debt obligations. Barings consider both credit risk and market risk in making investment decisions for the Fund. If a default occurs with respect to any below investment grade debt instruments and the Fund sells or otherwise disposes of its exposure to such instruments, it is likely that the proceeds would be less than the unpaid principal and interest. Even if such instruments are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation would be uncertain and may not occur. Market trading volume for high yield instruments is generally lower and the secondary market for such instruments could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.
The Fund’s investments in portfolio investments may be risky, and the Fund could lose all or part of its investment.
The Fund’s portfolio consists primarily of high yield bonds, senior secured loans and other income-producing instruments that are, at the time of purchase, rated below investment grade. Investing in debt securities involves a number of significant risks. Among other things, these securities are subject to:
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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Defaults by the Fund’s portfolio investments may harm its operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio investment’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio investment.
The Fund may invest in derivatives or other assets that expose it to certain risks, including market risk, liquidity risk, and other risks similar to those associated with the use of leverage.
The Fund may invest in derivatives and other assets that are subject to many of the same types of risks related to the use of leverage. Under Rule 18f-4 under the 1940 Act, closed-end funds that use derivatives are subject to a value-at-risk leverage limit, a derivatives risk management program and testing requirements and requirements related to board reporting. These requirements apply unless the closed-end fund qualifies as a “limited derivatives user,” as defined under Rule 18f-4. Under Rule 18f-4, a closed-end fund may enter into an unfunded commitment agreement (which may include delayed draw and revolving loans) that will not be deemed to be a derivatives transaction, such as an agreement to provide financing to a portfolio investment, if the closed-end fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Collectively, these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.
The Fund has adopted updated policies and procedures in compliance with Rule 18f-4. The Fund expects to qualify as a “limited derivatives user” under Rule 18f-4. Future legislation or rules may modify how the Fund treats derivatives and other financial arrangements for purposes of compliance with the leverage limitations of the 1940 Act. Future legislation or rules may modify how leverage is calculated under the 1940 Act and, therefore, may increase or decrease the amount of leverage currently available to the Fund under the 1940 Act, which may be materially adverse to it and its shareholders.
Duration Risk
Subject to the limitations set forth in the Fund’s prospectus, the Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations.
Foreign Securities Risk
Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies.
Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
U.S. Government Securities
The Fund may invest in debt securities issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government.
Like other debt securities, the values of U.S. government securities change as interest rates fluctuate.
Some U.S. government securities, such as U.S. Treasury bills, notes and bonds, and mortgage-related securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S.; others, such as those of the Federal Home Loan Banks, or “FHLBs,” or the Federal Home Loan Mortgage Corporation, or “FHLMC,” are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, or “FNMA,” are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the issuing agency, instrumentality or enterprise. Although U.S. Government-sponsored enterprises, such as the FHLBs, FHLMC, FNMA and the Student Loan Marketing Association, may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and involve increased credit risks.
Liquidity Risk
The Fund may, subject to certain limitations, invest in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities for cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities.
Loan Risk
The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent.
These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Senior Secured Loans Risk
Although senior secured loans are senior and typically secured in a first lien (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such senior secured loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade senior secured loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a “Borrower”). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the NAV of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a senior secured loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior secured loan may decline in value or become illiquid, which could adversely affect the senior secured loan’s value.
Senior secured loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a senior secured loan would satisfy the Borrower’s obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a senior secured loan. The collateral securing a senior secured loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some senior secured loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior secured loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of senior secured loans including, in certain circumstances, invalidating such senior secured loans or causing interest previously paid to be refunded to the Borrower. Additionally, a senior secured loan may be “primed” in bankruptcy, which reduces the ability of the holders of the senior secured loan to recover on the collateral.
There may be less readily available information about most senior secured loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior secured loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, senior secured loans may not be deemed to be securities under certain federal securities laws, other than the 1940 Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the antifraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the senior secured loan agreement itself and common law fraud protections under applicable state law.
The secondary trading market for senior secured loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Senior secured loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior secured loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior secured loans that are considered highly levered transactions. If the Fund attempts to sell a senior secured loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior secured loan may be adversely affected.
CDO Securities Risk
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Generally, there may be less information available to the Fund regarding the underlying debt investments held by such CDOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Fund and its shareholders may not know the details of the underlying holdings of the CDO vehicles in which the Fund may invest.
CDO vehicles that the Fund expects to invest in are typically very highly leveraged, and therefore, the junior debt and equity tranches that the Fund expects to invest in are subject to a higher degree of risk of total loss. In particular, investors in CDO vehicles indirectly bear risks of the underlying debt investments held by such CDO vehicles. The Fund will generally have the right to receive payments only from the CDO vehicles, and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CDO vehicle. While the CDO vehicles the Fund intends to target generally enable the investor to acquire interests in a pool of leveraged corporate loans without the expenses associated with directly holding the same investments, the Fund will generally pay a proportionate share of the CDO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CDO vehicles will rise or fall, these prices (and, therefore, the prices of the CDO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CDO vehicle in which the Fund invests to satisfy certain financial covenants, specifically those with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CDO vehicle failed those tests, holders of debt senior to the Fund may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
In addition to the general risks associated with investing in debt securities, CDO vehicles carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fact that the Fund’s investments in CDO tranches will likely be subordinate to other senior classes of note tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CDO vehicle or unexpected investment results. The Fund’s NAV may also decline over time if its principal recovery with respect to CDO equity investments is less than the price the Fund paid for those investments.
Investments in structured vehicles, including equity and junior debt instruments issued by CDO vehicles, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying leveraged corporate loans held by a CDO vehicle may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund intends to invest, may be less liquid than many other types of securities and may be more volatile than the leveraged corporate loans underlying the CDO vehicles the Fund intends to target. Fluctuations in interest rates may also cause payments on the tranches of CDO vehicles that the Fund holds to be reduced, either temporarily or permanently.
Any interests the Fund acquires in CDO vehicles will likely be thinly traded or have only a limited trading market and may be subject to restrictions on resale. Securities issued by CDO vehicles are generally not listed on any U.S. national securities exchange and no active trading market may exist for the securities of CDO vehicles in which the Fund may invest. Although a secondary market may exist for the Fund’s investments in CDO vehicles, the market for the Fund’s investments in CDO vehicles may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, any of the Fund’s investments in CDO warehouse facilities are short term investments and therefore may be subject to a greater risk relating to market conditions and economic recession or downturns.
“Covenant-Lite” Loans Risk
A significant number of high yield loans in the market, in particular the broadly syndicated loan market, may consist of covenant-lite loans, or “Covenant-Lite Loans.” A significant portion of the loans in which the Fund may invest or get exposure to through its investments may be deemed to be Covenant-Lite Loans and it is possible that such loans may comprise a majority of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation, than is the case with loans that contain financial maintenance covenants.
The Fund may be subject to risks associated with special situations and stressed investments.
Although investments in debt and equity securities and other obligations of companies that may be in some level of financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings (“Stressed Issuers”) (such investments, “Special Situation Investments”) may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment and the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.
To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by Barings or its affiliates (“Other Accounts”), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund’s interests. Furthermore, it is possible that the Fund’s interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts’ involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund’s best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser’s then-current allocation policy and any applicable exemptions.
The Fund may be subject to risks associated with subordinated and unsecured or partially secured loans.
The Fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.
The Fund may be subject to risks associated with mezzanine securities.
The Fund expects most of its mezzanine securities and other investments, if any, to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which could be secured. Although the securities and other investments could benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and could benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms might not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that arise with respect to collateral securing the obligations.
The Fund may be subject to risks associated with syndicated loans.
The Fund intends to acquire interests in syndicated loans. Under the documentation for syndicated loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds in commitments and/or principal amount of the associated indebtedness. In most cases, the Fund does not expect to hold a sufficient amount of the indebtedness to be able to compel any actions by the agent. Consequently, the Fund would only be able to direct such actions if instructions from the Fund were made in conjunction with other holders of associated indebtedness that together with the Fund compose the requisite percentage of the related indebtedness then entitled to take action. Conversely, if holders of the required amount of the associated indebtedness other than the Fund desire to take certain actions, such actions may be taken even if the Fund did not support such actions. Furthermore, if an investment is subordinated to one or more senior loans made to the applicable obligor, the Fund’s ability to exercise such rights may be subordinated to the exercise of such rights by the senior lenders. Accordingly, the Fund may be precluded from directing such actions unless the Fund acts together with other holders of the indebtedness. If the Fund is unable to direct such actions, the Fund cannot assure you that the actions taken will be in its best interests.
If an investment is a syndicated revolving loan or delayed drawdown loan, other lenders may fail to satisfy their full contractual funding commitments for such loan, which could create a breach of contract, resulting in a lawsuit by the obligor against the lenders and adversely affect the fair market value of the Fund’s investment.
There is a risk that a loan agent in respect of one of the Fund’s loans may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, the Fund may be unable to remove the agent in circumstances in which removal would be in the Fund’s best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.
Price declines and illiquidity in the corporate debt markets may adversely affect the fair value of the Fund’s portfolio investments, reducing its NAV through increased net unrealized depreciation.
As a closed-end fund, the Fund is required to carry its investments at market value or, if no market value is ascertainable, at fair value as determined in good faith by the Board, which has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of its assets for which market quotations are not readily available.
The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s current valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser’s pricing committee. As part of the valuation process, Barings may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments:
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a comparison of the portfolio investment’s securities to publicly traded securities;
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the enterprise value of the portfolio investment;
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the nature and realizable value of any collateral;
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the portfolio investment’s ability to make payments and its earnings and discounted cash flow;
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the markets in which the portfolio investment does business; and
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changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors.
When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund uses the pricing indicated by the external event to corroborate a valuation. The Fund records decreases in the market values or fair values of its investments as unrealized depreciation. Declines in prices and liquidity in the corporate debt markets may result in significant net unrealized depreciation in the Fund’s portfolio. The effect of all of these factors on the Fund’s portfolio may reduce its NAV by increasing net unrealized depreciation in its portfolio. Depending on market conditions, the Fund could incur substantial realized losses and may suffer additional unrealized losses in future periods, which could have a material adverse effect on its business, financial condition, results of operations and cash flows.
The Fund’s portfolio investments may incur debt that ranks equally with, or senior to, its investments in such investments and such portfolio investments may not generate sufficient cash flow to service their debt obligations to the Fund.
The Fund will typically invest in senior debt and first lien notes; however, the Fund may invest a portion of the Fund’s capital in second lien and subordinated loans issued by its portfolio investments. The Fund’s portfolio investments may have, or be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which the Fund invests. Such subordinated investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. If the Fund makes a subordinated investment in a portfolio investment, the portfolio investment may be highly leveraged, and its relatively high debt-to-equity ratio may create increased risks that its operations might not generate sufficient cash flow to service all of its debt obligations. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of the securities in which the Fund invests. These debt instruments would usually prohibit the portfolio investment from paying interest on or repaying the Fund’s investments in the event of and during the continuance of a default under such debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio investment, holders of securities ranking senior to the Fund’s investment in that portfolio investment would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying senior creditors, the portfolio investment may not have any remaining assets to use for repaying its obligation to the Fund where the Fund is junior creditor. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio investment.
Additionally, certain loans that the Fund makes to portfolio investments may be secured on a second priority basis by the same collateral securing senior secured debt of such investments. The first priority liens on the collateral will secure the portfolio investment’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the portfolio investment under the agreements governing the loans. The holders of obligations secured by first priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds were not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the portfolio investment’s remaining assets, if any.
The Fund may make unsecured loans to portfolio investments, meaning that such loans will not benefit from any interest in collateral of such investments. Liens on a portfolio investment’s collateral, if any, will secure the portfolio investment’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio investment under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all loans secured by collateral. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio investment’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing any junior priority loans the Fund makes to its portfolio investments may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens:
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the ability to cause the commencement of enforcement proceedings against the collateral;
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the ability to control the conduct of such proceedings;
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the approval of amendments to collateral documents;
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releases of liens on the collateral; and
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waivers of past defaults under collateral documents.
The Fund may not have the ability to control or direct such actions, even if its rights as junior lenders are adversely affected.
There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or the Fund could be subject to lender liability claims.
Even if the Fund structures an investment as a senior loan, if one of the Fund’s portfolio investments were to go bankrupt, depending on the facts and circumstances and based upon principles of equitable subordination as defined by existing case law, a bankruptcy court could subordinate all or a portion of the Fund’s claim to that of other creditors and transfer any lien securing such subordinated claim to the bankruptcy estate. The principles of equitable subordination defined by case law have generally indicated that a claim may be subordinated only if its holder is guilty of misconduct or where the senior loan is re-characterized as an equity investment and the senior lender has actually provided significant managerial assistance to the bankrupt debtor. The Fund may also be subject to lender liability claims for actions taken by the Fund with respect to a borrower’s business or instances where the Fund exercises control over the borrower. It is possible that the Fund could become subject to a lender’s liability claim, including as a result of actions taken in rendering managerial assistance or actions to compel and collect payments from the borrower outside the ordinary course of business.
The Fund may be subject to risks associated with unsecured loans.
The Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since the Fund will not have recourse to recoup its investment against collateral securing the loan.
First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.
The Fund may be subject to risks associated with corporate bonds.
The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.
The Fund may expose itself to risks if the Fund engages in hedging transactions.
The Fund may enter into hedging transactions, which may expose it to risks associated with such transactions. The Fund may utilize instruments such as forward contracts, currency options and interest rate swaps, caps, collars and floors to seek to hedge against fluctuations in the relative values of the Fund’s portfolio positions from changes in currency exchange rates and market interest rates. Use of these hedging instruments may include counter-party credit risk. Hedging against a decline in the values of the Fund’s portfolio positions does not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of such positions decline. However, such hedging can establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions may also limit the opportunity for gain if the values of the underlying portfolio positions should increase. Moreover, it may not be possible to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at an acceptable price. The success of the Fund’s hedging transactions will depend on its ability to correctly predict movements in currencies and interest rates. Therefore, while the Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary. Moreover, for a variety of reasons, the Fund may not seek to (or be able to) establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose it to risk of loss. In addition, it may not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in non-U.S. currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations.
The Fund generally does not control its portfolio investments.
The Fund generally does not expect to control most of its portfolio investments, even though the Fund or Barings may have board representation or board observation rights, and the Fund’s debt agreements with such portfolio investments may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio investment may make business decisions with which the Fund disagrees, and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded companies, the Fund may not be able to dispose of its interests in its portfolio investments as readily as it would like or at an appropriate valuation. As a result, a portfolio investment may make decisions that could decrease the value of the Fund’s portfolio investments.
Changes in interest rates may affect the Fund’s cost of capital, the value of its investments, and results of operations.
An increase in interest rates would make it more expensive to use debt to finance the Fund’s investments. As a result, a significant increase in market interest rates could both reduce the value of the Fund’s portfolio investments and increase its cost of capital, which may reduce its net investment income. Also, an increase in interest rates available to investors could make an investment in the Fund’s Common Shares less attractive if the Fund is not able to increase its distribution rate, a situation which could reduce the value of its Common Shares. Conversely, a decrease in interest rates may have an adverse impact on the Fund’s returns by requiring it to seek lower yields on its debt investments and by increasing the risk that its portfolio investments will prepay its debt investments, resulting in the need to redeploy capital at potentially lower rates.
The Fund may not realize gains from its equity investments.
The Fund may, on a limited basis, acquire equity investments in portfolio companies. Certain investments that the Fund may make in the future include equity securities. Investments in equity securities involve a number of significant risks, including the risk of further dilution as a result of additional issuances, inability to access additional capital and failure to pay current distributions. Investments in preferred securities involve special risks, such as the risk of deferred distributions, credit risk, illiquidity and limited voting rights. In addition, the Fund may from time to time make non-control, equity co-investments in companies in conjunction with private equity sponsors. The Fund’s goal is ultimately to realize gains upon the Fund’s disposition of such equity interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund also may be unable to realize any value if a portfolio investment does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests.
The Fund’s investments in asset-backed securities are subject to additional risks.
Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities. Certain asset-backed securities are supported by letters of credit, surety bonds or other credit enhancements. However, if many borrowers on the underlying assets default, losses could exceed the credit enhancement level and result in losses to investors, such as the Fund. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment.
Risks Relating to the Fund’s Business and Structure
The Fund is subject to management risk.
The Fund is subject to management risk because it is an actively managed portfolio. Barings applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
The Fund is dependent upon Barings’ access to its investment professionals for its success.
The Fund depends on the diligence, skill and network of business contacts of Barings’ investment professionals to source appropriate investments for the Fund. The Fund depends on these professionals to appropriately analyze its investments and the relevant investment committee to approve and monitor its portfolio investments. Investment professionals evaluate, negotiate, structure, close and monitor its investments. The Fund’s future success depends on the continued availability of the members of Barings’ investment committee and the other investment professionals available to Barings. The Fund does not have employment agreements with these individuals or other key personnel of Barings, and the Fund cannot provide any assurance that unforeseen business, medical, personal or other circumstances would not lead any such individual to terminate his or her relationship with Barings. If these individuals do not maintain their existing relationships with Barings and its affiliates or do not develop new relationships with other sources of investment opportunities, the Fund may not be able to identify appropriate replacements or grow its investment portfolio. The loss of any member of Barings’ investment committee or of other investment professionals of Barings and its affiliates may limit the Fund’s ability to achieve its investment objectives and operate as the Fund anticipates, which could have a material adverse effect on its financial condition, results of operations and cash flows. Barings evaluates, negotiates, structures, closes and monitors the Fund’s investments in accordance with the terms of the Investment Advisory Agreement. The Fund can offer no assurance, however, that the investment professionals of Barings will continue to provide investment advice to the Fund or that the Fund will continue to have access to Barings’ investment professionals or its information and deal flow. Further, there can be no assurance that Barings will replicate its own historical success, and the Fund cautions you that its investment returns could be substantially lower than the returns achieved by other funds managed by Barings.
 The Fund’s investment portfolio is and will continue to be recorded at fair value as determined in accordance with the Adviser’s valuation policies and procedures and, as a result, there is and will continue to be uncertainty as to the value of a portion of the Fund’s portfolio investments.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined in good faith by the Board. Portfolio investments and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The Board has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of the Fund’s assets for which market quotations are not readily available.
Typically, there is not a public market for the portion of fund securities allocated to privately held investments in which the Fund will invest. The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser has established a pricing committee that is, subject to the oversight of the Board, responsible for the approval, implementation and oversight of the processes and methodologies that relate to the pricing and valuation of assets held by the Fund. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser's pricing committee.
The determination of fair value and consequently, the amount of unrealized appreciation and depreciation in the Fund’s portfolio, is to a certain degree subjective and dependent on the judgment of Barings. Certain factors that may be considered in determining the fair value of the Fund’s investments include the nature and realizable value of any collateral, the portfolio investment’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio investment does business, comparison to comparable publicly-traded companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Adviser’s fair value determinations may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale or disposition of one or more of the Fund’s investments. As a result, investors purchasing the Fund’s securities based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors selling shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their shares than the value of the Fund’s investments might warrant.
Barings, its relevant investment committee members, or its affiliates may, from time to time, possess material non-public information, limiting the Fund’s investment discretion.
Principals of Barings and its affiliates and members of Barings’ investment committee may serve as directors of, or in a similar capacity with, companies in which the Fund invests, the securities of which are purchased or sold on the Fund’s behalf. In the event that material nonpublic information is obtained with respect to such companies, or the Fund becomes subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, the Fund could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on the Fund.
The Fund’s ability to enter into transactions with Barings and its affiliates is restricted.
Closed-end funds generally are prohibited under the 1940 Act from knowingly participating in certain transactions with their affiliates without the prior approval of their independent trustees and, in some cases, of the SEC. Those transactions include purchases and sales, and so-called “joint” transactions, in which a closed-end fund and one or more of its affiliates engage in certain types of profit-making activities. Any person that owns, directly or indirectly, 5.0% or more of a closed-end fund’s outstanding voting securities will be considered an affiliate of the closed-end fund for purposes of the 1940 Act, and a closed-end fund generally is prohibited from engaging in purchases or sales of assets or joint transactions with such affiliates, absent the prior approval of the closed-end fund’s independent trustees. Additionally, without the approval of the SEC, a closed-end fund is prohibited from engaging in purchases or sales of assets or joint transactions with the closed-end fund’s officers and trustees, and investment adviser, including funds managed by the investment adviser and its affiliates.
Closed-end funds may, however, invest alongside certain related parties or their respective other clients in certain circumstances where doing so is consistent with current law and SEC staff interpretations. For example, a closed-end fund may invest alongside such accounts consistent with guidance promulgated by the SEC staff permitting the closed-end fund and such other accounts to purchase interests in a single class of privately placed securities so long as certain conditions are met, including that the closed-end fund’s investment adviser, acting on the closed-end fund’s behalf and on behalf of other clients, negotiates no term other than price.
The 1940 Act generally prohibits closed-end funds from making certain negotiated co-investments with certain affiliates absent an order from the SEC permitting the closed-end funds to do so. On January 15, 2026, Barings received a new order for co-investment exemptive relief from the SEC staff (the “2026 Co-Investment Order”), which permits certain managed funds and investment vehicles, each of whose investment adviser is Barings or an investment adviser controlling, controlled by or under common control with Barings and MassMutual-affiliated proprietary accounts, to participate in negotiated co-investment transactions where doing so is consistent with regulatory requirements and other pertinent factors, and pursuant to the conditions of the exemptive relief. The 2026 Co-Investment Order, which supersedes the co-investment order issued to Barings on October 19, 2017 and amended on March 20, 2024, is a new form of co-investment exemptive relief that adopts a more flexible requirement that allocations be “fair and equitable” to the Fund and that Barings considers the interests of the Fund and other affiliated 1940 Act-regulated funds that rely on the 2026 Co-Investment Order in allocations and which minimizes certain board approval requirements as compared to the prior form of co-investment exemptive relief.
Among other things, under the 2026 Co-Investment Order, the terms, conditions, price, class of securities to be purchased in respect of a particular investment, the date on which such investment is to be made and any registration rights applicable thereto, must be generally the same for the Fund and each other participating affiliated entity. The requirements of the 2026 Co-Investment Order (including any requirements for board approval thereunder), as well as other regulatory requirements associated with us and other affiliated 1940 Act-regulated funds that rely on the 2026 Co-Investment Order, potentially will impact the investment allocations among participating entities (including, for the avoidance of doubt, the Fund) or otherwise impact allocation results. Any changes to the 2026 Co-Investment Order or the rules and other guidance promulgated by the SEC and its staff under the 1940 Act could impact allocations made available to the Fund and thereby affect (and potentially decrease) the allocation made to the Fund or otherwise impact the process for allocations in transactions in which the Fund participates.
In situations where co-investment with other affiliated funds or accounts is not permitted or appropriate, Barings will need to decide which account will proceed with the investment in accordance with its allocation policies and procedures. Although Barings will endeavor to allocate investment opportunities in a fair and equitable manner in accordance with its allocation policies and procedures, it is possible that, in the future, the Fund may not be given the opportunity to participate in investments made by investment funds managed by Barings or an investment manager affiliated with Barings if such investment is prohibited by the 1940 Act. These restrictions, and similar restrictions that limit the Fund’s ability to transact business with its officers or trustees or their affiliates, including funds managed by Barings, may limit the scope of investment opportunities that would otherwise be available to the Fund.
The Fund is subject to risks associated with investing alongside other third parties.
The Fund may invest alongside third parties through partnerships, joint ventures or other entities. Such investments may involve risks that are not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with the Fund’s interests, or may be in a position to take action contrary to its investment objectives. In addition, the Fund may in certain circumstances be liable for actions of such third party.
More specifically, joint ventures involve a third party that has approval rights over certain activities of the joint venture. The third party may take actions that are inconsistent with the Fund’s interests. For example, the third party may decline to approve an investment for the joint venture that the Fund otherwise wants the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowings by the joint venture is not included when calculating the Fund’s total borrowings and related leverage ratios and is not subject to asset coverage requirements imposed by the 1940 Act. If the activities of the joint venture were required to be consolidated with the Fund’s activities because of a change in U.S. GAAP rules or SEC staff interpretations, it is likely that the Fund would have to reorganize any such joint venture.
The fee structure under the Investment Advisory Agreement may induce Barings to pursue speculative investments and incur leverage, which may not be in the best interests of the Fund’s shareholders.
Under the Investment Advisory Agreement, the Management Fee will be payable even if the value of your investment declines. The Management Fee is calculated based on the Fund’s Managed Assets, including assets purchased with borrowed funds or other forms of leverage (but excluding cash or cash equivalents). “Managed Assets” means the Fund’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Accordingly, the Management Fee is payable regardless of whether the value of the Fund’s gross assets and/or your investment has decreased during the then-current quarter and creates an incentive for Barings to incur leverage, which may not be consistent with the Fund’s shareholders’ interests. See “The Adviser, the Sub-Adviser, and the Administrator — Investment Advisory Agreement; Sub-Advisory Agreement — Management Fee.”
Barings’ liability is limited under the Investment Advisory Agreement, and the Fund is required to indemnify Barings against certain liabilities, which may lead Barings to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.
Pursuant to the Investment Advisory Agreement, Barings and any sub-adviser will not be liable to the Fund, and the Fund has agreed to indemnify them, for their acts under the Investment Advisory Agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. These protections may lead Barings to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.
Barings is able to resign as the Fund’s investment adviser upon 60 days’ notice, and the Fund may not be able to find a suitable replacement within that time, or at all, resulting in a disruption in the Fund’s operations that could adversely affect its financial condition, business and results of operations.
Pursuant to the Investment Advisory Agreement, Barings has the right to resign as the Fund’s investment adviser upon 60 days’ written notice, whether a replacement has been found or not. If Barings resigns, it may be difficult to find a replacement investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If a replacement is not found quickly, the Fund’s business, results of operations and financial condition as well as its ability to pay distributions are likely to be adversely affected and the value of the Fund’s Common Shares may decline. In addition, the coordination of the Fund’s internal management and investment or administrative activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by Barings. Even if a comparable service provider or individuals performing such services are retained, whether internal or external, their integration into the Fund’s business and lack of familiarity with its investment objective may result in additional costs and time delays that may materially adversely affect its business, results of operations and financial condition.
The Fund’s long-term ability to fund new investments and make distributions to its shareholders could be limited if the Fund is unable to renew, extend, replace or expand its current borrowing arrangements, or if financing becomes more expensive or less available.
There can be no guarantee that the Fund will be able to enter into, renew, extend, replace or expand borrowing arrangements on terms that are favorable to the Fund, if at all. The Fund’s ability to obtain replacement financing will be constrained by then-current economic conditions affecting the credit markets. The Fund’s inability to enter into, renew, extend, replace or expand these borrowing arrangements could have a material adverse effect on its liquidity and ability to fund new investments, the Fund’s ability to make distributions to its shareholders and its ability to qualify for tax treatment as a RIC under the Code.
The Fund may be subject to PIK interest payments.
Certain of the Fund’s debt investments may contain provisions providing for the payment of payment-in-kind (“PIK”) interest. Because PIK interest results in an increase in the size of the loan balance of the underlying loan, the receipt by the Fund of PIK interest will have the effect of increasing its assets under management. As a result, because the Management Fee that the Fund pays to the Adviser is based on the value of its gross assets, the receipt by the Fund of PIK interest will result in an increase in the amount of the Management Fee payable by the Fund.
To the extent original issue discount instruments, such as zero coupon bonds and PIK loans, constitute a significant portion of the Fund’s income, investors will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following: (a) the higher interest rates of PIK loans reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (b) PIK loans may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (c) market prices of zero-coupon or PIK securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash, and PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities; (d) because original issue discount income is accrued without any cash being received by the Fund, required cash distributions may have to be paid from offering proceeds or the sale of Fund assets without investors being given any notice of this fact; (e) the deferral of PIK interest increases the loan-to-value ratio, which is a measure of the riskiness of a loan; (f) even if the accounting conditions for income accrual are met, the borrower could still default when the Fund’s actual payment is due at the maturity of the loan; and (g) original issue discount creates risk of non-refundable cash payments to the Fund’s Adviser based on non-cash accruals that may never be realized.
The Fund may become party to financing agreements contain various covenants, which, if not complied with, could accelerate its repayment obligations thereunder, thereby materially and adversely affecting its liquidity, financial condition, results of operations and ability to pay distributions.
The Fund will have a continuing need for capital to finance its investments. The Fund may become party to various financing agreements from time to time which may contain customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, minimum shareholders’ equity, minimum obligators’ net worth, minimum asset coverage, maximum net debt to equity, minimum liquidity and maintenance of RIC status. These financing arrangements may also contain customary events of default with customary cure and notice provisions, including, without limitation, nonpayment, misrepresentation of representations and warranties in a material respect, breach of covenant, cross-default to other indebtedness, bankruptcy, change of control, and material adverse effect.
The Fund’s compliance with the covenants under these financing agreements may depend on many factors, some of which are beyond its control, and there can be no assurance that the Fund will continue to comply with such covenants. The Fund’s failure to satisfy the respective covenants or otherwise default under one of its financing arrangements could result in foreclosure by the lenders thereunder, which would accelerate its repayment obligations under the financing arrangement and thereby have a material adverse effect on its business, liquidity, financial condition, results of operations and ability to pay distributions to its shareholders.
Cybersecurity risks and cyber incidents may adversely affect the Fund’s business or the business of its portfolio investments by causing a disruption to the Fund’s operations or the operations of its portfolio investments, a compromise or corruption of the Fund’s confidential information or the confidential information of its portfolio investments and/or damage to the Fund’s business relationships or the business relationships of its portfolio investments, all of which could negatively impact the business, financial condition and operating results of the Fund or its portfolio investments.
A cyber incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the information resources of the Fund, Barings or the Fund’s portfolio investments. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to the Fund’s or Barings’ information systems or those of the Fund’s portfolio investments for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. Barings’ employees may be the target of fraudulent calls, emails and other forms of activities. The result of these incidents may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, increased cybersecurity protection and insurance costs, litigation and damage to business relationships. The Fund’s business operations rely upon secure information technology systems for data processing, storage, and reporting. The Fund depends on the effectiveness of the information and cybersecurity policies, procedures, and capabilities maintained by its affiliates and its and their respective third-party service providers to protect their computer and telecommunications systems and the data that reside on or are transmitted through them.
Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. As the Fund’s and its portfolio investments’ reliance on technology has increased, so have the risks posed to the Fund’s information systems, both internal and those provided by Barings and third-party service providers, and the information systems of the Fund’s portfolio investments. Barings has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as the Fund’s increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that the Fund’s financial results, operations or confidential information will not be negatively impacted by such an incident. In addition, cybersecurity continues to be a key priority for regulators around the world, and some jurisdictions have enacted laws requiring companies to notify individuals or the general investing public of data security breaches involving certain types of personal data, including the SEC, which, on July 26, 2023, adopted amendments requiring the prompt public disclosure of certain cybersecurity breaches. If the Fund fails to comply with the relevant laws and regulations, the Fund could suffer financial losses, a disruption of its business, liability to investors, regulatory intervention or reputational damage.
Inflation could adversely affect the business, results of operations, and financial condition of the Fund’s portfolio investments.
Certain of the Fund’s portfolio investments are in industries that could be impacted by inflation. If such portfolio investments are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on the Fund’s loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Fund’s portfolio investments’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Fund’s investments could result in future realized or unrealized losses and therefore reduce the Fund’s net assets resulting from operations.
The Fund is exposed to risks associated with the use of borrowings and leverage.
The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness).
The Fund’s financing agreements contain various covenants, which, if not complied with, could accelerate the Fund’s repayment obligations thereunder, thereby materially and adversely affecting the Fund’s liquidity, financial condition, results of operations and ability to pay distributions.
The Fund will have a continuing need for capital to finance its investments. The Fund is party to various financing agreements from time to time, including the BNP Credit Facility, which contain customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, minimum shareholders’ equity, minimum asset coverage, maximum net debt to equity, and maintenance of RIC status. These financing arrangements also contain customary events of default with customary cure and notice provisions, including, without limitation, nonpayment, misrepresentation of representations and warranties in a material respect, breach of covenant, cross-default to other indebtedness, bankruptcy, change of control, and material adverse effect.
The Fund’s continued compliance with the covenants under these financing agreements depends on many factors, some of which are beyond its control, and there can be no assurance that the Fund will continue to comply with such covenants. The Fund’s failure to satisfy the respective covenants or otherwise default under one of its financing arrangements could result in foreclosure by the lenders thereunder, which would accelerate the Fund’s repayment obligations under the financing arrangement and thereby have a material adverse effect on its business, liquidity, financial condition, results of operations and ability to pay distributions to its shareholders.
The Fund is exposed to risks associated with changes in interest rates.
To the extent the Fund borrows money or issues debt securities or preferred shares to make investments, its net investment income will depend, in part, upon the difference between the rate at which the Fund borrows funds or pay interest or dividends on such debt securities or preferred shares and the rate at which the Fund invests these funds. Rising interest rates on floating rate loans the Fund makes could also drive an increase in defaults or accelerated refinancings. Some portfolio investments may be unable to refinance into fixed rate loans or repay outstanding amounts, leading to a gradual decline in the credit quality of the Fund’s portfolio. In periods of rising interest rates, the Fund’s cost may increase because the Fund expects that the interest rates on certain of amounts the Fund borrows will be floating. An increase in the general level of interest rates can be expected to lead to higher interest rates applicable to the Fund’s debt investments. Conversely, in periods of declining interest rates, the Fund may earn less interest income from investments and its cost of funds will also decrease, to a lesser extent, given certain of its currently outstanding indebtedness bears interest at fixed rates, resulting in lower net investment income. Additionally, in periods of declining interest rates, the rate of prepayments has historically tended to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, the Fund would expect reinvestment of the prepayment proceeds by the Fund to generally be at lower rates of return than the return on the assets that were prepaid.
The Fund may in the future determine to fund a portion of its investments with preferred shares, which would magnify the potential for gain or loss and the risks of investing in the Fund in the same way as the Fund’s borrowings.
Preferred shares, which is another form of leverage, have the same risks to the Fund’s common shareholders as borrowings because the dividends on any preferred shares the Fund issues must be cumulative. Payment of such dividends and repayment of the liquidation preference of such preferred shares must take preference over any dividends or other payments to the Fund’s common shareholders, and preferred shareholders are not subject to any of its expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference.
The Fund’s Board of Trustees may change the Fund’s investment objectives, operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.
The Board has the authority to modify or waive the Fund’s current investment objectives, operating policies and strategies without prior notice and without shareholder approval (except as required by the 1940 Act). However, absent shareholder approval, the Fund may not change the nature of its business so as to cease to be a closed-end fund. The Fund cannot predict the effect any changes to its current operating policies, investment criteria and strategies would have on its business, NAV, operating results and value of its shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay you distributions and cause you to lose all or part of your investment. Moreover, the Fund will have significant flexibility in investing the net proceeds from any future offering and may use the net proceeds from such offerings in ways with which investors may not agree or for purposes other than those contemplated at the time of the offering.
The Fund will be subject to corporate-level U.S. federal income tax if the Fund is unable to maintain its tax treatment as a RIC under Subchapter M of the Code, which will adversely affect its results of operations and financial condition.
The Fund has elected to be treated, and intends to qualify annually thereafter, as a RIC under the Code, which generally allows it to avoid being subject to corporate-level U.S. federal income tax. To maintain RIC tax treatment under the Code, the Fund must meet the following annual distribution, income source and asset diversification requirements:
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The annual distribution requirement for a RIC will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90.0% of its net ordinary income and net short-term capital gain in excess of net long-term capital loss, or investment company taxable income (“ICTI”), if any. The Fund will be subject to a 4.0% nondeductible U.S. federal excise tax, however, to the extent that the Fund does not satisfy certain additional minimum distribution requirements on a calendar year basis. Because the Fund uses debt financing, the Fund is subject to certain asset coverage ratio requirements under the 1940 Act and is currently, and may in the future become, subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the annual distribution requirement. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
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The income source requirement will be satisfied if the Fund obtains at least 90.0% of its income for each year from distributions, interest, and gains from the sale of shares or securities or similar sources.
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The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of its taxable year. To satisfy this requirement, at least 50.0% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities, provided such other securities of any one issuer do not represent more than 5.0% of the value of the Fund’s assets or more than 10.0% of the outstanding voting securities of the issuer; and no more than 25.0% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of RIC tax treatment. Because a portion of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If the Fund fails to maintain RIC tax treatment for any reason and are subject to corporate-level U.S. federal income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. The Fund may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes.
The Fund may not be able to pay distributions to its shareholders, its distributions may not grow over time, a portion of distributions paid to its shareholders may be a return of capital and investors in any debt securities the Fund may issue may not receive all of the interest income to which they are entitled.
The Fund intends to pay monthly distributions to its shareholders out of assets legally available for distribution. The Fund cannot assure you that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions might be harmed by, among other things, the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to the Fund as a closed-end fund could, in the future, limit its ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on the Fund’s earnings, its financial condition, maintenance of its RIC tax treatment, compliance with applicable closed-end fund regulations, compliance with the covenants under the Fund’s financing agreements and any debt securities the Fund may issue and such other factors as the Board may deem relevant from time to time. The Fund cannot assure you that it will pay distributions to its shareholders in the future.
Some of the above-described risks may also inhibit the Fund’s ability to make required interest payments to holders of any debt securities the Fund may issue, which may cause a default under the terms of its debt agreements. Such a default could materially increase the Fund’s cost of raising capital, as well as cause the Fund to incur penalties or trigger cross-default provisions under the terms of its debt agreements.
When the Fund makes distributions, the Fund will be required to determine the extent to which such distributions are paid out of current or accumulated earnings and profits, recognized capital gain or capital. To the extent there is a return of capital, investors will be required to reduce their basis in the Fund’s Common Shares for U.S. federal income tax purposes, which may result in a higher tax liability when such Common Shares are sold, even if they have not increased in value or have lost value.
The Fund may have difficulty paying its required distributions if the Fund recognizes income before or without receiving cash representing such income.
For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with contractual PIK interest or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Investments structured with these features may represent a higher level of credit risk compared to investments generating income which must be paid in cash on a current basis. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as PIK interest. The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for U.S. federal income tax purposes.
Because any original issue discount or other amounts accrued will be included in the Fund’s ICTI for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise debt or additional equity capital or forego new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
Because the Fund intends to distribute substantially all of its income to its shareholders to maintain its tax treatment as a RIC, the Fund will continue to need additional capital to finance its growth, and regulations governing its operation as a closed-end fund will affect the Fund’s ability to, and the way in which it, raises additional capital and make distributions.
In order to satisfy the requirements applicable to a RIC, and to avoid payment of U.S. federal excise tax, the Fund intends to distribute to its shareholders substantially all of its net ordinary income and net capital gain income except for certain net long-term capital gains recognized, some or all of which the Fund may retain, pay applicable U.S. federal income taxes with respect thereto and elect to treat as deemed distributions to its shareholders. As a closed-end fund, the Fund generally is required to meet a coverage ratio of total assets to total senior securities, which includes all of its borrowings and any preferred shares the Fund may issue, of at least 200%. This requirement limits the amount that the Fund may borrow and may prohibit it from making distributions. If the value of the Fund’s assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of its investments or sell additional securities and, depending on the nature of its leverage, to repay a portion of its indebtedness at a time when such sales may be disadvantageous. In addition, issuance of additional securities could dilute the percentage ownership of the Fund’s current shareholders in the Fund.
While the Fund expects to be able to borrow and to issue debt and additional equity securities, the Fund cannot assure you that debt and equity financing will be available to it on favorable terms, or at all. If additional funds are not available to the Fund, the Fund could be forced to curtail or cease new investment activities, and its NAV could decline.
There may be withholding of U.S. federal income tax on dividends for non-U.S. shareholders
Distributions by a closed-end fund generally are treated as dividends for U.S. tax purposes, and will be subject to U.S. income or withholding tax unless the shareholder receiving the dividend qualifies for an exemption from U.S. tax, or the distribution is subject to one of the special look-through rules described below. Distributions paid out of net capital gains can qualify for a reduced rate of taxation in the hands of an individual U.S. shareholder, and an exemption from U.S. tax in the hands of a non-U.S. shareholder.
However, if reported by a RIC, dividend distributions by the RIC derived from certain interest income (such distributions, “interest-related dividends”) and certain net short-term capital gains (such distributions, “short-term capital gain dividends”) generally are exempt from U.S. withholding tax otherwise imposed on non-U.S. shareholders. Interest-related dividends are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain interest and original issue discount on obligations “in registered form” as well as interest on bank deposits earned by a RIC, less allocable deductions) from sources within the United States. Short-term capital gain dividends are dividends that are attributable to net short-term capital gains, other than short-term capital gains recognized on the disposition of U.S. real property interests, earned by a RIC. However, no assurance can be given as to whether any of the Fund’s distributions will be eligible for this exemption from U.S. withholding tax or, if eligible, will be reported as such by the Fund. Furthermore, in the case of the Fund’s Common Shares held through an intermediary, the intermediary may have withheld U.S. federal income tax even if the Fund reported the payment as an interest-related dividend or short-term capital gain dividend.
A failure of any portion of the Fund’s distributions to qualify for the exemption for interest-related dividends or short-term capital gain dividends would not affect the treatment of non-U.S. shareholders that qualify for an exemption from U.S. withholding tax on dividends by reason of their special status (for example, foreign government-related entities and certain pension funds resident in favorable treaty jurisdictions).
The Fund is highly dependent on information systems and systems failures could significantly disrupt its business, which may, in turn, negatively affect its liquidity, financial condition and results of operations.
The Fund’s business depends on the communications and information systems of Barings, its affiliates and the Fund’s or Barings’ third-party service providers. Any failure or interruption of those systems or services, including as a result of the termination or suspension of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s or Barings’ business activities. The Fund’s or Barings’ financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond the Fund’s control and adversely affect its business. Among other things, there could be sudden electrical or telecommunications outages, natural disasters, disease pandemics, events arising from local or larger scale political or social matters and/or cyber-attacks, any one or more of which could have a material adverse effect on the Fund’s business, financial condition and operating results and negatively affect the market price of the Fund’s Common Shares.
The Fund is subject to risks associated with AI and machine learning technology.
Artificial intelligence (“AI”), including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, or collectively, AI, and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.
Recent technological advances in AI pose risks to the Fund, the Adviser, and the Fund’s portfolio investments. The Fund and its portfolio investments could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI in their business activities. The Fund and its portfolio investments may not be in a position to control the use of AI technology in third-party products or services.
Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming part accessible by other third-party AI applications and users. While the Adviser does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Fund’s business, the Adviser’s business, and the business of the Fund’s portfolio investments, including by potentially significantly disrupting the markets in which the Adviser’s and the Fund’s portfolio investments operate or subjecting the Fund, its portfolio investments and the Adviser to increased competition and regulation, which could materially and adversely affect business, financial condition or results of operations of the Fund, its portfolio investments and the Adviser. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the Fund’s portfolio investments and the Adviser.
Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error-potentially materially so-and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Fund or its portfolio investments are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.
AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.
The Fund’s business and operations may be negatively affected by securities litigation or shareholder activism, which could cause it to incur significant expense, hinder execution of its investment strategy and impact its Common Share price.
In the past, following periods of volatility in the market price of a company’s securities, securities class-action litigation has often been brought against that company. In addition, shareholder activism, which could take many forms or arise in a variety of situations, including making public demands that the Fund considers strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or its management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Board, has increased in the closed-end funds space in recent years. Securities litigation and shareholder activism, including potential proxy contests, may result in substantial costs and divert management’s and the Board’s attention and resources from the Fund’s business. Additionally, such securities litigation and shareholder activism could give rise to perceived uncertainties as to the Fund’s future, adversely affect its relationships with service providers and make it more difficult for Barings to attract and retain qualified personnel. Also, the Fund may be required to incur significant legal fees and other expenses related to any securities litigation and activist shareholder matters. Further, the Fund’s Common Share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any securities litigation and shareholder activism.
The Fund is currently operating in a period of capital markets disruption and economic uncertainty.
The success of the Fund’s activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. These factors also could adversely affect the availability or cost of the Fund’s leverage, which would result in lower returns. In addition, the U.S. capital markets have experienced volatility and disruption in recent years. Disruptions in the capital markets in the past have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.
These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events have limited and could continue to limit the Fund’s investment originations, limit its ability to grow and have a material negative impact on its operating results and the fair values of its debt and equity investments.
The Fund might result in a high degree of portfolio turnover.
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and generate short-term capital gains taxable as ordinary income.
There are potential conflicts of interest, including the management of other investment funds and accounts by Barings, which could impact the Fund’s investment returns.
The potential for material conflicts of interest may exist as the members of the portfolio management team have responsibilities for the day-to-day management of multiple advisory accounts. These conflicts may be heightened to the extent the individual, Barings and/or an affiliate has an investment in one or more of such accounts. Barings has identified areas where material conflicts of interest are most likely to arise, and has adopted policies and procedures that it believes are reasonable to address such conflicts. See “Conflicts of Interest.”
Risks Relating to the Fund’s Securities
Common shares of closed-end funds frequently trade at a discount to their NAV and may trade at premiums that may prove to be unsustainable.
Common shares of closed-end funds frequently trade at a discount from NAV, and may trade at premiums that may prove to be unsustainable. This characteristic of closed-end funds is separate and distinct from the risk that the Fund’s NAV per Common Share may decline. The Fund cannot predict whether its Common Shares will trade at, above or below NAV. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon changes in premium or discount levels than upon increases or decreases in NAV per share.
In addition, at times when the Fund’s Common Shares trades below NAV, the Fund will generally not be able to issue additional Common Shares at the market price without first obtaining the approval of its shareholders and its Independent Trustees. The Fund may, however, sell its Common Shares, or warrants, options or rights to acquire its Common Shares, at a price below the current NAV per Common Share if the Fund’s Board determines that such sale is in the Fund’s best interests and the best interests of the Fund’s shareholders, and the Fund’s shareholders approve such sale. Any such sale would be dilutive to the NAV per Common Share. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Fund’s Board, closely approximates the market value of such securities (less any commission or discount). If the Fund’s Common Shares trade at a discount to NAV, this restriction could adversely affect the Fund’s ability to raise capital.
Investing in the Fund’s securities may involve an above average degree of risk.
The investments the Fund makes in accordance with its investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. The Fund’s investments in portfolio investments may be highly speculative, and therefore, an investment in its shares may not be suitable for someone with lower risk tolerance.
The market price of the Fund’s securities may be volatile and fluctuate significantly.
Fluctuations in the trading prices of the Fund’s Common Shares may adversely affect the liquidity of the trading market for the Common Shares and, if the Fund seeks to raise capital through future equity financings, its ability to raise such equity capital. The market price and liquidity of the market for the Fund’s securities may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to its operating performance. These factors include:
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significant volatility in the market price and trading volume of securities of closed-end funds or other companies in the Fund’s sector, which are not necessarily related to the operating performance of these companies;
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changes in regulatory policies or tax guidelines, particularly with respect to RICs or closed-end funds;
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inability to obtain certain exemptive relief from the SEC;
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loss of RIC tax treatment;
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changes in earnings or variations in operating results;
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changes in the value of the Fund’s portfolio of investments;
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any shortfall in investment income or net investment income or any increase in losses from levels expected by investors or securities analysts;
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conversion features of subscription rights, warrants or convertible debt;
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loss of a major funding source;
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fluctuations in interest rates;
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the operating performance of companies comparable to the Fund;
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departure of Barings’ or any of its affiliates’ key personnel;
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proposed, or completed, offerings of the Fund’s securities, including classes other than the Fund’s Common Shares;
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global or national credit market changes; and
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general economic trends and other external factors.
The market for any security is subject to volatility. The loans and securities purchased by the Fund and issued by the Fund are no exception to this fundamental investment truism that prices will fluctuate.
Sales of substantial amounts of the Fund’s Common Shares in the public market may have an adverse effect on the market price of its Common Shares.
Sales of substantial amounts of the Fund’s Common Shares, or the availability of such Common Shares for sale, could adversely affect the prevailing market prices for its Common Shares. If this occurs and continues, it could impair the Fund’s ability to raise additional capital through the sale of securities should the Fund desire to do so.
If the Fund sells Common Shares at a discount to its NAV per share, shareholders will experience immediate dilution in an amount that may be material.
Any sale of Common Shares at a price below NAV would result in an immediate dilution to existing common shareholders. During periods of time in which the Fund has authority from shareholders to issue Common Shares at a price below NAV, such Common Shares could be issued at a price that is substantially below the NAV per share, and the resulting dilution could be substantial. This dilution would include reduction in the NAV per Common Share as a result of the issuance of Common Shares at a price below the NAV per Common Share and a proportionately greater decrease in a shareholder’s interest in the earnings and assets of the Fund and voting interest in the Fund than the increase in the assets, potential earnings and voting interests of the Fund resulting from such issuance. In addition, such issuances or sales may adversely affect the price at which the Fund’s Common Shares trades.
Shareholders will experience dilution if they do not participate in the Fund’s DRIP.
All distributions declared in cash payable to shareholders that are participants in the Fund’s DRIP are automatically reinvested (net of applicable withholding tax) in Common Shares. As a result, shareholders that do not participate in the DRIP will experience dilution in their ownership percentage of Common Shares over time.
Shareholders’ interest in the Fund may be diluted if they do not fully exercise their subscription rights in any rights offering.
In the event the Fund issues subscription rights to purchase Common Shares to existing shareholders, shareholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in the Fund than would otherwise be the case if they fully exercised their rights. The Fund cannot state precisely the amount of any such dilution in share ownership because it does not know at this time what proportion of the Common Shares will be purchased as a result of the offer.
In addition, if the subscription price is less than the Fund’s NAV per Common Share, then shareholders would experience an immediate dilution of the aggregate NAV of their shares as a result of the offer. The amount of any decrease in NAV is not predictable because it is not known at this time what the subscription price and NAV per share will be on the expiration date of the rights offering or what proportion of the Common Shares will be purchased as a result of the offer. Such dilution could be substantial.
Anti-takeover and other provisions in the Fund’s Declaration of Trust could deter takeover attempts and have an adverse impact on the price of the Fund’s Common Shares.
The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions in the Declaration of Trust could have the effect of depriving the common shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares, and may, in certain circumstances, give rise to a conflict of interest between the Adviser and/or the Sub-Adviser, on the one hand, and the common shareholders, on the other hand.
If the Fund issues preferred shares and/or debt securities, the NAV and market value of the Fund’s Common Shares may become more volatile.
The Fund cannot assure you that the issuance of preferred shares and/or debt securities would result in a higher yield or return to the holders of the Fund’s Common Shares. The issuance of preferred shares and/or debt securities would likely cause the NAV and market value of the Fund’s Common Shares to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to approach the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the holders of the Fund’s Common Shares would be reduced. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to exceed the net rate of return on the Fund’s portfolio, the use of leverage would result in a lower rate of return to the holders of Common Shares than if the Fund had not issued the preferred shares or debt securities. Any decline in the NAV of the Fund’s investment would be borne entirely by the holders of its Common Shares. Therefore, if the market value of the Fund’s portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of the Fund’s Common Shares than if the Fund were not leveraged through the issuance of preferred shares or debt securities. This decline in NAV would also tend to cause a greater decline in the market price for the Fund’s Common Shares.
There is also a risk that, in the event of a sharp decline in the value of the Fund’s net assets, the Fund would be in danger of failing to maintain required asset coverage ratios which may be required by the preferred shares and/or debt securities or of a downgrade in the ratings of the preferred shares and/or debt securities or the Fund’s current investment income might not be sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. In order to counteract such an event, the Fund might need to liquidate investments in order to fund redemption of some or all of the preferred shares and/or debt securities. In addition, the Fund would pay (and the holders of its Common Shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares and/or debt securities. Holders of preferred shares and/or debt securities may have different interests than holders of Common Shares and may at times have disproportionate influence over the Fund’s affairs.
There is a risk that investors in the Fund’s Common Shares may not receive a specified level of dividends or that the Fund’s dividends may not grow over time and that investors in any debt securities the Fund may issue may not receive all of the interest income to which they are entitled.
The Fund intends to make distributions on a monthly basis to its shareholders out of assets legally available for distribution. The Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. If the Fund declares a dividend and if more shareholders opt to receive cash distributions rather than participate in its DRIP, the Fund may be forced to sell some of its investments in order to make cash dividend payments.
In addition, due to the asset coverage and NAV tests applicable to the Fund as a closed-end fund and under covenants under any of its financing agreements, the Fund may be limited in its ability to make distributions. Further, if the Fund invests a greater amount of assets in equity securities that do not pay current dividends, it could reduce the amount available for distribution.
Future offerings of debt securities, which would be senior to the Fund’s Common Shares upon liquidation, or equity securities, which could dilute the Fund’s existing shareholders and may be senior to the Fund’s Common Shares for the purposes of distributions, may harm the value of the Fund’s Common Shares.
In the future, the Fund may attempt to increase its capital resources by making offerings of additional debt securities or additional equity securities, including commercial paper, medium-term notes, senior or subordinated notes and classes of preferred shares or Common Shares subject to the restrictions of the 1940 Act. Upon a liquidation of the Fund, holders of the Fund’s debt securities and preferred shares and lenders with respect to other borrowings would receive a distribution of its available assets prior to the holders of its Common Shares. Additional equity offerings by the Fund may dilute the holdings of its existing shareholders or reduce the value of its Common Shares, or both. Any preferred shares the Fund may issue would have a preference on distributions that could limit its ability to make distributions to the holders of its Common Shares. Because the Fund’s decision to issue securities in any future offering will depend on market conditions and other factors beyond its control, the Fund cannot predict or estimate the amount, timing or nature of its future offerings. Thus, the Fund’s shareholders bear the risk of the Fund’s future offerings reducing the market price of its Common Shares and diluting their holdings in the Fund. In addition, proceeds from a sale of Common Shares will likely be used to increase the Fund’s total assets or to pay down its borrowings, among other uses. This would increase the Fund’s asset coverage ratio and permit the Fund to incur additional leverage under rules pertaining to closed-end funds by increasing its borrowings or issuing senior securities such as preferred shares or debt securities.
You may have a current tax liability on distributions reinvested in the Fund’s Common Shares pursuant to its DRIP or otherwise but would not receive cash from such distributions to pay such tax liability.
If you participate in the Fund’s DRIP, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s Common Shares to the extent the amount reinvested was not a tax-free return of capital. As a result, unless you are a tax-exempt entity, you may have to use funds from other sources to pay your tax liability on the value of the Fund’s Common Shares received from the distribution.
In addition, in order to satisfy the annual distribution requirement applicable to RICs, the Fund has the ability to declare a large portion of a dividend in the Common Shares instead of in cash. As long as a portion of such dividend is paid in cash (which portion may be as low as 20% of the declared dividend) and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the shareholder in the same manner as a cash dividend, even though most of the dividend was paid in the Fund’s Common Shares. The Fund currently does not intend to pay dividends in the Common Shares other than in connection with its DRIP.
A downgrade, suspension or withdrawal of the credit rating, if any, assigned by a rating agency to the Fund, or change in the debt markets could cause the liquidity or market value of the Fund’s securities to decline significantly.
The Fund’s credit ratings are an assessment by rating agencies of its ability to pay its debts when due. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. The Fund undertakes no obligation to maintain its credit ratings, except as may be required under the terms of any applicable indenture or other governing document. There can be no assurance that its credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Fund’s business or operations, so warrant. Any downgrades to the Fund could increase its cost of capital or otherwise have a negative effect on its results of operations and financial condition.
General Risk Factors
Global capital markets could enter a period of severe disruption and instability or an economic recession. These conditions have historically affected and could again materially and adversely affect debt and equity capital markets in the United States and around the world and could impair the Fund’s portfolio investments and harm its operating results.
The U.S. and global capital markets have from time to time experienced periods of disruption characterized by the freezing of available credit, a lack of liquidity in the debt capital markets, significant losses in the principal value of investments, the re-pricing of credit risk in the broadly syndicated credit market, the failure of major financial institutions and general volatility in the financial markets. During these periods of disruption, general economic conditions deteriorated with material and adverse consequences for the broader financial and credit markets, and the availability of debt and equity capital for the market as a whole, and financial services firms in particular, was reduced significantly. These conditions may reoccur for a prolonged period of time or materially worsen in the future.
Market conditions may in the future make it difficult to extend the maturity of or refinance the Fund’s existing indebtedness and any failure to do so could have a material adverse effect on the Fund’s business. If the Fund is unable to raise or refinance debt, then the Fund’s equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make new commitments or to fund existing commitments to its portfolio investments.
Given the volatility and dislocation that the capital markets have historically experienced, many funds have faced, and may in the future face, a challenging environment in which to raise capital. The Fund may in the future have difficulty accessing debt and equity capital on attractive terms, or at all, and a severe disruption or instability in the global financial markets or deteriorations in credit and financing conditions may cause the Fund to reduce the volume of the loans the Fund originates and/or funds, which may adversely affect the value of the Fund’s portfolio investments or otherwise have a material adverse effect on its business, financial condition, results of operations and cash flows. In addition, significant changes in the capital markets, including instances of extreme volatility and disruption, have had, and may in the future have, a negative effect on the valuations of the Fund’s investments and on the potential for liquidity events involving its investments. The Fund monitors developments and seeks to manage its investments in a manner consistent with achieving its investment objective, but there can be no assurance that the Fund will be successful in doing so, and the Fund may not timely anticipate or manage existing, new or additional risks, contingencies or developments, including regulatory developments in the current or future market environment.
An inability to raise capital, and any required sale of the Fund’s investments for liquidity purposes, could have a material adverse impact on the Fund’s business, financial condition or results of operations. The debt capital that will be available to the Fund in the future, if at all, may be at a higher cost and on less favorable terms and conditions than what the Fund currently experiences, including being at a higher cost in rising rate environments. If the Fund is unable to raise or refinance debt, then its equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make new commitments or to fund existing commitments to its portfolio investments. In addition, equity capital may be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a closed-end fund, the Fund is generally not able to issue additional Common Shares at a price less than NAV without first obtaining approval for such issuance from its shareholders and its Independent Trustees.
Many of the portfolio investments in which the Fund makes investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans the Fund made to them during these periods. Therefore, the Fund’s non-performing assets may increase and the value of its portfolio may decrease during these periods as the Fund is required to record the Fund’s investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and its portfolio investments’ funding costs, limit the Fund’s and its portfolio investments’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or its portfolio investments. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the portfolio investment’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio investment. In addition, if one of the Fund’s portfolio investments were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that portfolio investment, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
Terrorist attacks, acts of war, national disasters, outbreaks or pandemics may affect any market for the Fund’s securities, impact the businesses in which the Fund invests and harm its business, operating results and financial condition.
Terrorist acts, acts of war, national disasters, or public health crises (such as outbreaks or pandemics) may disrupt the Fund’s operations, as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19.
Geopolitical conflicts, and resulting market volatility, could also adversely affect the Fund’s business, operating results, and financial condition. The extent and duration or escalation of such conflicts, resulting sanctions and future market disruptions are impossible to predict, but could be significant. Any disruptions resulting from such conflicts and any future conflict (including cyberattacks, espionage or the use or threatened use of nuclear weapons) or resulting from actual or threatened responses to such actions could cause disruptions to any of the Fund’s portfolio investments located in affected regions or that have substantial business relationships with companies in affected regions. It is not possible to predict the duration or extent of longer-term consequences of these conflicts, which could include further sanctions, retaliatory and escalating measures, embargoes, regional instability, geopolitical shifts and adverse effects on or involving macroeconomic conditions, the energy sector, supply chains, inflation, security conditions, currency exchange rates and financial markets around the globe. Any such market disruptions could affect the Fund’s portfolio investments’ operations and, as a result, could have a material effect on the Fund’s business, financial condition and results of operations.
The extent to which any disease outbreaks or health pandemics may negatively affect the Fund’s and its portfolio investments’ operating results, or the duration of any potential business or supply chain disruption, is uncertain. These potential impacts, while uncertain, could adversely affect the Fund’s operating results and the operating results of the portfolio investments in which the Fund invests. There is a risk that any future disease outbreaks or health pandemics (including a recurrence of COVID-19) would impact the Fund’s ability to achieve its investment objectives. Further, if a future pandemic occurs during a period when the Fund’s investments are maturing, the Fund may not be able to realize its investments within the Fund’s term, or at all. In addition, future terrorist activities, military or security operations, natural disasters, disease outbreaks, pandemics or other similar events could weaken the domestic/global economies and create additional uncertainties, which may negatively impact the Fund’s portfolio investments and, in turn, could have a material effect on the Fund’s business, operating results and financial condition.
The Fund is subject to risks related to corporate social responsibility.
The Fund’s business faces increasing public scrutiny related to corporate social responsibility activities. The Fund risks damage to its brand and reputation if the Fund fails to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and the consideration of corporate social responsibility factors in the Fund’s investment processes. Adverse incidents with respect to corporate social responsibility activities could impact the value of the Fund’s brand, the cost of its operations and relationships with investors, all of which could adversely affect its business and results of operations. At the same time, different stakeholder groups have divergent views on corporate social responsibility matters, which increases the risk that any action or lack thereof with respect to corporate social responsibility matters will be perceived negatively by at least some stakeholders and may adversely impact the Fund’s reputation and business. If the Fund does not successfully manage corporate social responsibility-related expectations across these varied stakeholder interests, it could erode stakeholder trust, impact the Fund’s reputation and constrain the Fund’s business.
The Fund may experience fluctuations in its performance.
The Fund could experience fluctuations in its performance due to a number of factors, including its ability or inability to make investments in companies that meet its investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.
Economic recessions or downturns could impair the Fund’s portfolio investments and harm its operating results.
Many of the Fund’s portfolio investments may be susceptible to economic downturns or recessions and may be unable to repay its loans or meet other obligations during these periods. Therefore, during these periods the Fund’s non-performing assets may increase and the value of these assets may decrease. Adverse economic conditions may also decrease the value of collateral securing some of the Fund’s loans and the value of its debt and equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events could prevent the Fund from increasing investments and harm its operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Fund’s portfolio investment’s ability to meet its obligations under the debt securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio investment. In addition, if one of the Fund’s portfolio investments were to go bankrupt, even though the Fund may have structured its interest as senior debt or preferred equity, depending on the facts and circumstances, including the extent to which the Fund actually provided managerial assistance to that portfolio investment, a bankruptcy court might recharacterize the Fund’s debt or equity holding and subordinate all or a portion of its claim to those of other creditors.
Changes to U.S. tariff and import/export regulations may have a negative effect on the Fund’s portfolio investments and, in turn, harm the Fund.
The U.S. government has indicated its intent, made proposals and taken actions to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, existing bilateral or multi-lateral trade agreements and treaties with foreign countries. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. These developments, or the perception that more of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Fund’s portfolio investments’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio investments and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.
Changes in laws or regulations governing the Fund’s operations may adversely affect its business or cause the Fund to alter its business strategy.
The Fund, its subsidiaries and its portfolio investments are subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect. Additionally, new regulatory initiatives related to environmental, social and corporate governance could adversely affect the Fund’s business.
Additionally, any changes to the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy in order to avail it of new or different opportunities. Such changes could result in material differences to the strategies and plans set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of its management team to other types of investments in which its management team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of your investment.
The Fund, the Adviser, and the Fund’s portfolio investments may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.
The Fund’s cash and its Adviser’s cash is held in accounts at U.S. banking institutions that the Fund believes are of high quality. Cash held by the Fund, its Adviser and by its portfolio investments in non-interest-bearing and interest-bearing operating accounts may exceed the FDIC insurance limits. If such banking institutions were to fail, the Fund, its Adviser, or the Fund’s portfolio investments could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect the Fund’s, its Adviser’s and the Fund’s portfolio investments’ business, financial condition, results of operations, or prospects.
Although the Fund and its Adviser assess the Fund’s and its portfolio investments’ banking relationships as the Fund believes necessary or appropriate, the Fund’s and its portfolio investments’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize the Fund’s respective current and projected future business operations could be significantly impaired by factors that affect the Fund, its Adviser or its portfolio investments, the financial institutions with which the Fund, its Adviser or the Fund’s portfolio investments have arrangements directly, or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets, or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which the Fund, its Adviser or the Fund’s portfolio investments have financial or business relationships, but could also include factors involving financial markets or the financial services industry generally.
In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for the Fund, its Adviser, or its portfolio investments to acquire financing on acceptable terms or at all.

Share Price [Table Text Block]
		Closing Sales Price		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distributed Declared(3)
Period	NAV(1)	High	Low

Fiscal year ended December 31, 2024
First Quarter	$15.68	$14.43	$13.44	(7.96)%	(14.28)%	$0.3168
Second Quarter	$15.72	$14.63	$13.74	(6.93)%	(12.60)%	$0.3168
Third Quarter	$16.12	$15.38	$14.45	(4.57)%	(10.34)%	$0.5168
Fourth Quarter	$15.80	$16.24	$15.15	2.78%	(4.11)%	$0.3502
Fiscal year ended December 31, 2025
First Quarter	$15.58	$16.01	$15.12	2.77%	(2.94)%	$0.3669
Second Quarter	$15.73	$15.40	$13.42	(2.10)%	(14.69)%	$0.3669
Third Quarter	$15.68	$16.80	$15.39	7.13%	(1.86)%	$0.6079
Fourth Quarter	$15.23	$15.65	$14.66	2.76%	(3.74)%	$0.3669
Fiscal year ending December 31, 2026
First Quarter	$14.64	$15.23	$13.19	3.87%	(10.99)%	$0.3669
Second Quarter (through May 1, 2026)	*	$14.46	$14.25	*	*	$0.1223
(1)  NAV per Common Share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per Common Share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)  Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)  Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per Common Share that the Fund has declared on the Common Shares in the specified quarter. Tax characteristics of distributions will vary.

Lowest Price or Bid			$ 14.25	$ 13.19	14.66	$ 15.39	$ 13.42	$ 15.12	15.15	$ 14.45	$ 13.74	$ 13.44
Highest Price or Bid			$ 14.46	$ 15.23	$ 15.65	$ 16.8	$ 15.4	$ 16.01	$ 16.24	$ 15.38	$ 14.63	$ 14.43
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[8]			3.87%	2.76%	7.13%	(2.10%)	2.77%	2.78%	(4.57%)	(6.93%)	(7.96%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[8]			(10.99%)	(3.74%)	(1.86%)	(14.69%)	(2.94%)	(4.11%)	(10.34%)	(12.60%)	(14.28%)
NAV Per Share	[9]			$ 14.64	$ 15.23	$ 15.68	$ 15.73	$ 15.58	$ 15.8	$ 16.12	$ 15.72	$ 15.68
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Common Shares
The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with a par value of $.00001 per share. All Common Shares of the Fund have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust—Shareholder Liability” below, non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.
The Common Shares are listed on the New York Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.
Shares of closed-end investment companies may frequently trade at prices lower than NAV. Shares of closed-end investment companies like the Fund that invest predominantly in below investment-grade debt obligations have during some periods traded at prices higher than NAV and during other periods traded at prices lower than NAV. There can be no assurance that Common Shares or shares of other similar funds will trade at a price higher than NAV in the future. Net asset value will be reduced immediately following the offering of Common Shares by the organization and offering expenses paid by the Fund and will not include the sales load paid by shareholders. To the extent that the Fund engages in borrowings or related leverage, shareholders will bear the costs associated with such borrowings or leverage. The costs associated with such leverage or borrowings will dilute the NAV of the Common Shares. Whether investors will realize gains or losses upon the sale of the Common Shares will not depend upon the Fund’s NAV but will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the Common Shares. Since the market price of the Fund’s Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above NAV or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Security Voting Rights [Text Block]		In addition, the Declaration of Trust provides that a trustee may be removed only for cause and only (i) by action of at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such trustee, or (ii) by at least seventy-five percent (75%) of the remaining trustees.
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		300 South Tryon Street, Suite 2500
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28202
Contact Personnel Name		Sean Feeley
Shareholder Transaction Expenses [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		0.00%
Risk Relating to the Fund's Investment [Member] | Risks Relating to the Fund’s Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Fund’s Investments
Below Investment Grade (high yield/junk bond) Instruments Risk
Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund.
The Fund may invest in bonds and loans of corporate issuers that are, at the time of purchase, rated below investment grade by at least one credit rating agency or unrated but determined by Barings to be of comparable quality. The Fund may also invest in other below investment grade debt obligations. Barings consider both credit risk and market risk in making investment decisions for the Fund. If a default occurs with respect to any below investment grade debt instruments and the Fund sells or otherwise disposes of its exposure to such instruments, it is likely that the proceeds would be less than the unpaid principal and interest. Even if such instruments are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation would be uncertain and may not occur. Market trading volume for high yield instruments is generally lower and the secondary market for such instruments could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.
The Fund’s investments in portfolio investments may be risky, and the Fund could lose all or part of its investment.
The Fund’s portfolio consists primarily of high yield bonds, senior secured loans and other income-producing instruments that are, at the time of purchase, rated below investment grade. Investing in debt securities involves a number of significant risks. Among other things, these securities are subject to:
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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.

●
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
●
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Defaults by the Fund’s portfolio investments may harm its operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio investment’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio investment.
The Fund may invest in derivatives or other assets that expose it to certain risks, including market risk, liquidity risk, and other risks similar to those associated with the use of leverage.
The Fund may invest in derivatives and other assets that are subject to many of the same types of risks related to the use of leverage. Under Rule 18f-4 under the 1940 Act, closed-end funds that use derivatives are subject to a value-at-risk leverage limit, a derivatives risk management program and testing requirements and requirements related to board reporting. These requirements apply unless the closed-end fund qualifies as a “limited derivatives user,” as defined under Rule 18f-4. Under Rule 18f-4, a closed-end fund may enter into an unfunded commitment agreement (which may include delayed draw and revolving loans) that will not be deemed to be a derivatives transaction, such as an agreement to provide financing to a portfolio investment, if the closed-end fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Collectively, these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.
The Fund has adopted updated policies and procedures in compliance with Rule 18f-4. The Fund expects to qualify as a “limited derivatives user” under Rule 18f-4. Future legislation or rules may modify how the Fund treats derivatives and other financial arrangements for purposes of compliance with the leverage limitations of the 1940 Act. Future legislation or rules may modify how leverage is calculated under the 1940 Act and, therefore, may increase or decrease the amount of leverage currently available to the Fund under the 1940 Act, which may be materially adverse to it and its shareholders.
Duration Risk
Subject to the limitations set forth in the Fund’s prospectus, the Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations.
Foreign Securities Risk
Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies.
Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
U.S. Government Securities
The Fund may invest in debt securities issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government.
Like other debt securities, the values of U.S. government securities change as interest rates fluctuate.
Some U.S. government securities, such as U.S. Treasury bills, notes and bonds, and mortgage-related securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S.; others, such as those of the Federal Home Loan Banks, or “FHLBs,” or the Federal Home Loan Mortgage Corporation, or “FHLMC,” are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, or “FNMA,” are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the issuing agency, instrumentality or enterprise. Although U.S. Government-sponsored enterprises, such as the FHLBs, FHLMC, FNMA and the Student Loan Marketing Association, may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and involve increased credit risks.
Liquidity Risk
The Fund may, subject to certain limitations, invest in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities for cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities.
Loan Risk
The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent.
These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Senior Secured Loans Risk
Although senior secured loans are senior and typically secured in a first lien (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such senior secured loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade senior secured loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a “Borrower”). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the NAV of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a senior secured loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior secured loan may decline in value or become illiquid, which could adversely affect the senior secured loan’s value.
Senior secured loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a senior secured loan would satisfy the Borrower’s obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a senior secured loan. The collateral securing a senior secured loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some senior secured loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior secured loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of senior secured loans including, in certain circumstances, invalidating such senior secured loans or causing interest previously paid to be refunded to the Borrower. Additionally, a senior secured loan may be “primed” in bankruptcy, which reduces the ability of the holders of the senior secured loan to recover on the collateral.
There may be less readily available information about most senior secured loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior secured loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, senior secured loans may not be deemed to be securities under certain federal securities laws, other than the 1940 Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the antifraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the senior secured loan agreement itself and common law fraud protections under applicable state law.
The secondary trading market for senior secured loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Senior secured loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior secured loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior secured loans that are considered highly levered transactions. If the Fund attempts to sell a senior secured loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior secured loan may be adversely affected.
CDO Securities Risk
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Generally, there may be less information available to the Fund regarding the underlying debt investments held by such CDOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Fund and its shareholders may not know the details of the underlying holdings of the CDO vehicles in which the Fund may invest.
CDO vehicles that the Fund expects to invest in are typically very highly leveraged, and therefore, the junior debt and equity tranches that the Fund expects to invest in are subject to a higher degree of risk of total loss. In particular, investors in CDO vehicles indirectly bear risks of the underlying debt investments held by such CDO vehicles. The Fund will generally have the right to receive payments only from the CDO vehicles, and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CDO vehicle. While the CDO vehicles the Fund intends to target generally enable the investor to acquire interests in a pool of leveraged corporate loans without the expenses associated with directly holding the same investments, the Fund will generally pay a proportionate share of the CDO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CDO vehicles will rise or fall, these prices (and, therefore, the prices of the CDO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CDO vehicle in which the Fund invests to satisfy certain financial covenants, specifically those with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CDO vehicle failed those tests, holders of debt senior to the Fund may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
In addition to the general risks associated with investing in debt securities, CDO vehicles carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fact that the Fund’s investments in CDO tranches will likely be subordinate to other senior classes of note tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CDO vehicle or unexpected investment results. The Fund’s NAV may also decline over time if its principal recovery with respect to CDO equity investments is less than the price the Fund paid for those investments.
Investments in structured vehicles, including equity and junior debt instruments issued by CDO vehicles, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying leveraged corporate loans held by a CDO vehicle may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund intends to invest, may be less liquid than many other types of securities and may be more volatile than the leveraged corporate loans underlying the CDO vehicles the Fund intends to target. Fluctuations in interest rates may also cause payments on the tranches of CDO vehicles that the Fund holds to be reduced, either temporarily or permanently.
Any interests the Fund acquires in CDO vehicles will likely be thinly traded or have only a limited trading market and may be subject to restrictions on resale. Securities issued by CDO vehicles are generally not listed on any U.S. national securities exchange and no active trading market may exist for the securities of CDO vehicles in which the Fund may invest. Although a secondary market may exist for the Fund’s investments in CDO vehicles, the market for the Fund’s investments in CDO vehicles may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, any of the Fund’s investments in CDO warehouse facilities are short term investments and therefore may be subject to a greater risk relating to market conditions and economic recession or downturns.
“Covenant-Lite” Loans Risk
A significant number of high yield loans in the market, in particular the broadly syndicated loan market, may consist of covenant-lite loans, or “Covenant-Lite Loans.” A significant portion of the loans in which the Fund may invest or get exposure to through its investments may be deemed to be Covenant-Lite Loans and it is possible that such loans may comprise a majority of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation, than is the case with loans that contain financial maintenance covenants.
The Fund may be subject to risks associated with special situations and stressed investments.
Although investments in debt and equity securities and other obligations of companies that may be in some level of financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings (“Stressed Issuers”) (such investments, “Special Situation Investments”) may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment and the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.
To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by Barings or its affiliates (“Other Accounts”), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund’s interests. Furthermore, it is possible that the Fund’s interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts’ involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund’s best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser’s then-current allocation policy and any applicable exemptions.
The Fund may be subject to risks associated with subordinated and unsecured or partially secured loans.
The Fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.
The Fund may be subject to risks associated with mezzanine securities.
The Fund expects most of its mezzanine securities and other investments, if any, to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which could be secured. Although the securities and other investments could benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and could benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms might not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that arise with respect to collateral securing the obligations.
The Fund may be subject to risks associated with syndicated loans.
The Fund intends to acquire interests in syndicated loans. Under the documentation for syndicated loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds in commitments and/or principal amount of the associated indebtedness. In most cases, the Fund does not expect to hold a sufficient amount of the indebtedness to be able to compel any actions by the agent. Consequently, the Fund would only be able to direct such actions if instructions from the Fund were made in conjunction with other holders of associated indebtedness that together with the Fund compose the requisite percentage of the related indebtedness then entitled to take action. Conversely, if holders of the required amount of the associated indebtedness other than the Fund desire to take certain actions, such actions may be taken even if the Fund did not support such actions. Furthermore, if an investment is subordinated to one or more senior loans made to the applicable obligor, the Fund’s ability to exercise such rights may be subordinated to the exercise of such rights by the senior lenders. Accordingly, the Fund may be precluded from directing such actions unless the Fund acts together with other holders of the indebtedness. If the Fund is unable to direct such actions, the Fund cannot assure you that the actions taken will be in its best interests.
If an investment is a syndicated revolving loan or delayed drawdown loan, other lenders may fail to satisfy their full contractual funding commitments for such loan, which could create a breach of contract, resulting in a lawsuit by the obligor against the lenders and adversely affect the fair market value of the Fund’s investment.
There is a risk that a loan agent in respect of one of the Fund’s loans may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, the Fund may be unable to remove the agent in circumstances in which removal would be in the Fund’s best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.
Price declines and illiquidity in the corporate debt markets may adversely affect the fair value of the Fund’s portfolio investments, reducing its NAV through increased net unrealized depreciation.
As a closed-end fund, the Fund is required to carry its investments at market value or, if no market value is ascertainable, at fair value as determined in good faith by the Board, which has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of its assets for which market quotations are not readily available.
The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s current valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser’s pricing committee. As part of the valuation process, Barings may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments:
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a comparison of the portfolio investment’s securities to publicly traded securities;
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the enterprise value of the portfolio investment;
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the nature and realizable value of any collateral;
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the portfolio investment’s ability to make payments and its earnings and discounted cash flow;
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the markets in which the portfolio investment does business; and
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changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors.
When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund uses the pricing indicated by the external event to corroborate a valuation. The Fund records decreases in the market values or fair values of its investments as unrealized depreciation. Declines in prices and liquidity in the corporate debt markets may result in significant net unrealized depreciation in the Fund’s portfolio. The effect of all of these factors on the Fund’s portfolio may reduce its NAV by increasing net unrealized depreciation in its portfolio. Depending on market conditions, the Fund could incur substantial realized losses and may suffer additional unrealized losses in future periods, which could have a material adverse effect on its business, financial condition, results of operations and cash flows.
The Fund’s portfolio investments may incur debt that ranks equally with, or senior to, its investments in such investments and such portfolio investments may not generate sufficient cash flow to service their debt obligations to the Fund.
The Fund will typically invest in senior debt and first lien notes; however, the Fund may invest a portion of the Fund’s capital in second lien and subordinated loans issued by its portfolio investments. The Fund’s portfolio investments may have, or be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which the Fund invests. Such subordinated investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. If the Fund makes a subordinated investment in a portfolio investment, the portfolio investment may be highly leveraged, and its relatively high debt-to-equity ratio may create increased risks that its operations might not generate sufficient cash flow to service all of its debt obligations. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of the securities in which the Fund invests. These debt instruments would usually prohibit the portfolio investment from paying interest on or repaying the Fund’s investments in the event of and during the continuance of a default under such debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio investment, holders of securities ranking senior to the Fund’s investment in that portfolio investment would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying senior creditors, the portfolio investment may not have any remaining assets to use for repaying its obligation to the Fund where the Fund is junior creditor. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio investment.
Additionally, certain loans that the Fund makes to portfolio investments may be secured on a second priority basis by the same collateral securing senior secured debt of such investments. The first priority liens on the collateral will secure the portfolio investment’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the portfolio investment under the agreements governing the loans. The holders of obligations secured by first priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds were not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the portfolio investment’s remaining assets, if any.
The Fund may make unsecured loans to portfolio investments, meaning that such loans will not benefit from any interest in collateral of such investments. Liens on a portfolio investment’s collateral, if any, will secure the portfolio investment’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio investment under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all loans secured by collateral. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio investment’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing any junior priority loans the Fund makes to its portfolio investments may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens:
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the ability to cause the commencement of enforcement proceedings against the collateral;
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the ability to control the conduct of such proceedings;
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the approval of amendments to collateral documents;
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releases of liens on the collateral; and
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waivers of past defaults under collateral documents.
The Fund may not have the ability to control or direct such actions, even if its rights as junior lenders are adversely affected.
There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or the Fund could be subject to lender liability claims.
Even if the Fund structures an investment as a senior loan, if one of the Fund’s portfolio investments were to go bankrupt, depending on the facts and circumstances and based upon principles of equitable subordination as defined by existing case law, a bankruptcy court could subordinate all or a portion of the Fund’s claim to that of other creditors and transfer any lien securing such subordinated claim to the bankruptcy estate. The principles of equitable subordination defined by case law have generally indicated that a claim may be subordinated only if its holder is guilty of misconduct or where the senior loan is re-characterized as an equity investment and the senior lender has actually provided significant managerial assistance to the bankrupt debtor. The Fund may also be subject to lender liability claims for actions taken by the Fund with respect to a borrower’s business or instances where the Fund exercises control over the borrower. It is possible that the Fund could become subject to a lender’s liability claim, including as a result of actions taken in rendering managerial assistance or actions to compel and collect payments from the borrower outside the ordinary course of business.
The Fund may be subject to risks associated with unsecured loans.
The Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since the Fund will not have recourse to recoup its investment against collateral securing the loan.
First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.
The Fund may be subject to risks associated with corporate bonds.
The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.
The Fund may expose itself to risks if the Fund engages in hedging transactions.
The Fund may enter into hedging transactions, which may expose it to risks associated with such transactions. The Fund may utilize instruments such as forward contracts, currency options and interest rate swaps, caps, collars and floors to seek to hedge against fluctuations in the relative values of the Fund’s portfolio positions from changes in currency exchange rates and market interest rates. Use of these hedging instruments may include counter-party credit risk. Hedging against a decline in the values of the Fund’s portfolio positions does not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of such positions decline. However, such hedging can establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions may also limit the opportunity for gain if the values of the underlying portfolio positions should increase. Moreover, it may not be possible to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at an acceptable price. The success of the Fund’s hedging transactions will depend on its ability to correctly predict movements in currencies and interest rates. Therefore, while the Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary. Moreover, for a variety of reasons, the Fund may not seek to (or be able to) establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose it to risk of loss. In addition, it may not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in non-U.S. currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations.
The Fund generally does not control its portfolio investments.
The Fund generally does not expect to control most of its portfolio investments, even though the Fund or Barings may have board representation or board observation rights, and the Fund’s debt agreements with such portfolio investments may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio investment may make business decisions with which the Fund disagrees, and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded companies, the Fund may not be able to dispose of its interests in its portfolio investments as readily as it would like or at an appropriate valuation. As a result, a portfolio investment may make decisions that could decrease the value of the Fund’s portfolio investments.
Changes in interest rates may affect the Fund’s cost of capital, the value of its investments, and results of operations.
An increase in interest rates would make it more expensive to use debt to finance the Fund’s investments. As a result, a significant increase in market interest rates could both reduce the value of the Fund’s portfolio investments and increase its cost of capital, which may reduce its net investment income. Also, an increase in interest rates available to investors could make an investment in the Fund’s Common Shares less attractive if the Fund is not able to increase its distribution rate, a situation which could reduce the value of its Common Shares. Conversely, a decrease in interest rates may have an adverse impact on the Fund’s returns by requiring it to seek lower yields on its debt investments and by increasing the risk that its portfolio investments will prepay its debt investments, resulting in the need to redeploy capital at potentially lower rates.
The Fund may not realize gains from its equity investments.
The Fund may, on a limited basis, acquire equity investments in portfolio companies. Certain investments that the Fund may make in the future include equity securities. Investments in equity securities involve a number of significant risks, including the risk of further dilution as a result of additional issuances, inability to access additional capital and failure to pay current distributions. Investments in preferred securities involve special risks, such as the risk of deferred distributions, credit risk, illiquidity and limited voting rights. In addition, the Fund may from time to time make non-control, equity co-investments in companies in conjunction with private equity sponsors. The Fund’s goal is ultimately to realize gains upon the Fund’s disposition of such equity interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund also may be unable to realize any value if a portfolio investment does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests.
The Fund’s investments in asset-backed securities are subject to additional risks.
Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities. Certain asset-backed securities are supported by letters of credit, surety bonds or other credit enhancements. However, if many borrowers on the underlying assets default, losses could exceed the credit enhancement level and result in losses to investors, such as the Fund. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment.

Risk Relating to the Fund's Investment [Member] | Below Investment Grade (high yield/junk bond) Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (high yield/junk bond) Instruments Risk
Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund.
The Fund may invest in bonds and loans of corporate issuers that are, at the time of purchase, rated below investment grade by at least one credit rating agency or unrated but determined by Barings to be of comparable quality. The Fund may also invest in other below investment grade debt obligations. Barings consider both credit risk and market risk in making investment decisions for the Fund. If a default occurs with respect to any below investment grade debt instruments and the Fund sells or otherwise disposes of its exposure to such instruments, it is likely that the proceeds would be less than the unpaid principal and interest. Even if such instruments are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation would be uncertain and may not occur. Market trading volume for high yield instruments is generally lower and the secondary market for such instruments could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.

Risk Relating to the Fund's Investment [Member] | Could lose all or part of its investment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s investments in portfolio investments may be risky, and the Fund could lose all or part of its investment.
The Fund’s portfolio consists primarily of high yield bonds, senior secured loans and other income-producing instruments that are, at the time of purchase, rated below investment grade. Investing in debt securities involves a number of significant risks. Among other things, these securities are subject to:
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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Risk Relating to the Fund's Investment [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Risk Relating to the Fund's Investment [Member] | Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Risk Relating to the Fund's Investment [Member] | Prepayment Risk1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Risk Relating to the Fund's Investment [Member] | Defaults by the Fund’s portfolio investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaults by the Fund’s portfolio investments may harm its operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio investment’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio investment.

Risk Relating to the Fund's Investment [Member] | Risks associated with the use of leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may invest in derivatives or other assets that expose it to certain risks, including market risk, liquidity risk, and other risks similar to those associated with the use of leverage.
The Fund may invest in derivatives and other assets that are subject to many of the same types of risks related to the use of leverage. Under Rule 18f-4 under the 1940 Act, closed-end funds that use derivatives are subject to a value-at-risk leverage limit, a derivatives risk management program and testing requirements and requirements related to board reporting. These requirements apply unless the closed-end fund qualifies as a “limited derivatives user,” as defined under Rule 18f-4. Under Rule 18f-4, a closed-end fund may enter into an unfunded commitment agreement (which may include delayed draw and revolving loans) that will not be deemed to be a derivatives transaction, such as an agreement to provide financing to a portfolio investment, if the closed-end fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Collectively, these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.
The Fund has adopted updated policies and procedures in compliance with Rule 18f-4. The Fund expects to qualify as a “limited derivatives user” under Rule 18f-4. Future legislation or rules may modify how the Fund treats derivatives and other financial arrangements for purposes of compliance with the leverage limitations of the 1940 Act. Future legislation or rules may modify how leverage is calculated under the 1940 Act and, therefore, may increase or decrease the amount of leverage currently available to the Fund under the 1940 Act, which may be materially adverse to it and its shareholders.
Duration Risk
Subject to the limitations set forth in the Fund’s prospectus, the Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations.
Foreign Securities Risk
Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies.
Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
U.S. Government Securities
The Fund may invest in debt securities issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government.
Like other debt securities, the values of U.S. government securities change as interest rates fluctuate.
Some U.S. government securities, such as U.S. Treasury bills, notes and bonds, and mortgage-related securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S.; others, such as those of the Federal Home Loan Banks, or “FHLBs,” or the Federal Home Loan Mortgage Corporation, or “FHLMC,” are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, or “FNMA,” are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the issuing agency, instrumentality or enterprise. Although U.S. Government-sponsored enterprises, such as the FHLBs, FHLMC, FNMA and the Student Loan Marketing Association, may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and involve increased credit risks.
Liquidity Risk
The Fund may, subject to certain limitations, invest in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities for cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities.
Loan Risk
The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent.
These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Senior Secured Loans Risk
Although senior secured loans are senior and typically secured in a first lien (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such senior secured loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade senior secured loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a “Borrower”). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the NAV of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a senior secured loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior secured loan may decline in value or become illiquid, which could adversely affect the senior secured loan’s value.
Senior secured loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a senior secured loan would satisfy the Borrower’s obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a senior secured loan. The collateral securing a senior secured loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some senior secured loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior secured loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of senior secured loans including, in certain circumstances, invalidating such senior secured loans or causing interest previously paid to be refunded to the Borrower. Additionally, a senior secured loan may be “primed” in bankruptcy, which reduces the ability of the holders of the senior secured loan to recover on the collateral.
There may be less readily available information about most senior secured loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior secured loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, senior secured loans may not be deemed to be securities under certain federal securities laws, other than the 1940 Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the antifraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the senior secured loan agreement itself and common law fraud protections under applicable state law.
The secondary trading market for senior secured loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Senior secured loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior secured loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior secured loans that are considered highly levered transactions. If the Fund attempts to sell a senior secured loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior secured loan may be adversely affected.
CDO Securities Risk
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Generally, there may be less information available to the Fund regarding the underlying debt investments held by such CDOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Fund and its shareholders may not know the details of the underlying holdings of the CDO vehicles in which the Fund may invest.
CDO vehicles that the Fund expects to invest in are typically very highly leveraged, and therefore, the junior debt and equity tranches that the Fund expects to invest in are subject to a higher degree of risk of total loss. In particular, investors in CDO vehicles indirectly bear risks of the underlying debt investments held by such CDO vehicles. The Fund will generally have the right to receive payments only from the CDO vehicles, and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CDO vehicle. While the CDO vehicles the Fund intends to target generally enable the investor to acquire interests in a pool of leveraged corporate loans without the expenses associated with directly holding the same investments, the Fund will generally pay a proportionate share of the CDO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CDO vehicles will rise or fall, these prices (and, therefore, the prices of the CDO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CDO vehicle in which the Fund invests to satisfy certain financial covenants, specifically those with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CDO vehicle failed those tests, holders of debt senior to the Fund may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
In addition to the general risks associated with investing in debt securities, CDO vehicles carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fact that the Fund’s investments in CDO tranches will likely be subordinate to other senior classes of note tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CDO vehicle or unexpected investment results. The Fund’s NAV may also decline over time if its principal recovery with respect to CDO equity investments is less than the price the Fund paid for those investments.
Investments in structured vehicles, including equity and junior debt instruments issued by CDO vehicles, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying leveraged corporate loans held by a CDO vehicle may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund intends to invest, may be less liquid than many other types of securities and may be more volatile than the leveraged corporate loans underlying the CDO vehicles the Fund intends to target. Fluctuations in interest rates may also cause payments on the tranches of CDO vehicles that the Fund holds to be reduced, either temporarily or permanently.
Any interests the Fund acquires in CDO vehicles will likely be thinly traded or have only a limited trading market and may be subject to restrictions on resale. Securities issued by CDO vehicles are generally not listed on any U.S. national securities exchange and no active trading market may exist for the securities of CDO vehicles in which the Fund may invest. Although a secondary market may exist for the Fund’s investments in CDO vehicles, the market for the Fund’s investments in CDO vehicles may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, any of the Fund’s investments in CDO warehouse facilities are short term investments and therefore may be subject to a greater risk relating to market conditions and economic recession or downturns.
“Covenant-Lite” Loans Risk
A significant number of high yield loans in the market, in particular the broadly syndicated loan market, may consist of covenant-lite loans, or “Covenant-Lite Loans.” A significant portion of the loans in which the Fund may invest or get exposure to through its investments may be deemed to be Covenant-Lite Loans and it is possible that such loans may comprise a majority of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation, than is the case with loans that contain financial maintenance covenants.
The Fund may be subject to risks associated with special situations and stressed investments.
Although investments in debt and equity securities and other obligations of companies that may be in some level of financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings (“Stressed Issuers”) (such investments, “Special Situation Investments”) may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment and the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.
To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by Barings or its affiliates (“Other Accounts”), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund’s interests. Furthermore, it is possible that the Fund’s interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts’ involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund’s best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser’s then-current allocation policy and any applicable exemptions.
The Fund may be subject to risks associated with subordinated and unsecured or partially secured loans.
The Fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.
The Fund may be subject to risks associated with mezzanine securities.
The Fund expects most of its mezzanine securities and other investments, if any, to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which could be secured. Although the securities and other investments could benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and could benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms might not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that arise with respect to collateral securing the obligations.
The Fund may be subject to risks associated with syndicated loans.
The Fund intends to acquire interests in syndicated loans. Under the documentation for syndicated loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds in commitments and/or principal amount of the associated indebtedness. In most cases, the Fund does not expect to hold a sufficient amount of the indebtedness to be able to compel any actions by the agent. Consequently, the Fund would only be able to direct such actions if instructions from the Fund were made in conjunction with other holders of associated indebtedness that together with the Fund compose the requisite percentage of the related indebtedness then entitled to take action. Conversely, if holders of the required amount of the associated indebtedness other than the Fund desire to take certain actions, such actions may be taken even if the Fund did not support such actions. Furthermore, if an investment is subordinated to one or more senior loans made to the applicable obligor, the Fund’s ability to exercise such rights may be subordinated to the exercise of such rights by the senior lenders. Accordingly, the Fund may be precluded from directing such actions unless the Fund acts together with other holders of the indebtedness. If the Fund is unable to direct such actions, the Fund cannot assure you that the actions taken will be in its best interests.
If an investment is a syndicated revolving loan or delayed drawdown loan, other lenders may fail to satisfy their full contractual funding commitments for such loan, which could create a breach of contract, resulting in a lawsuit by the obligor against the lenders and adversely affect the fair market value of the Fund’s investment.
There is a risk that a loan agent in respect of one of the Fund’s loans may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, the Fund may be unable to remove the agent in circumstances in which removal would be in the Fund’s best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.
Price declines and illiquidity in the corporate debt markets may adversely affect the fair value of the Fund’s portfolio investments, reducing its NAV through increased net unrealized depreciation.
As a closed-end fund, the Fund is required to carry its investments at market value or, if no market value is ascertainable, at fair value as determined in good faith by the Board, which has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of its assets for which market quotations are not readily available.
The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s current valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser’s pricing committee. As part of the valuation process, Barings may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments:
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a comparison of the portfolio investment’s securities to publicly traded securities;
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the enterprise value of the portfolio investment;
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the nature and realizable value of any collateral;
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the portfolio investment’s ability to make payments and its earnings and discounted cash flow;
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the markets in which the portfolio investment does business; and
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changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors.
When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund uses the pricing indicated by the external event to corroborate a valuation. The Fund records decreases in the market values or fair values of its investments as unrealized depreciation. Declines in prices and liquidity in the corporate debt markets may result in significant net unrealized depreciation in the Fund’s portfolio. The effect of all of these factors on the Fund’s portfolio may reduce its NAV by increasing net unrealized depreciation in its portfolio. Depending on market conditions, the Fund could incur substantial realized losses and may suffer additional unrealized losses in future periods, which could have a material adverse effect on its business, financial condition, results of operations and cash flows.
The Fund’s portfolio investments may incur debt that ranks equally with, or senior to, its investments in such investments and such portfolio investments may not generate sufficient cash flow to service their debt obligations to the Fund.
The Fund will typically invest in senior debt and first lien notes; however, the Fund may invest a portion of the Fund’s capital in second lien and subordinated loans issued by its portfolio investments. The Fund’s portfolio investments may have, or be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which the Fund invests. Such subordinated investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. If the Fund makes a subordinated investment in a portfolio investment, the portfolio investment may be highly leveraged, and its relatively high debt-to-equity ratio may create increased risks that its operations might not generate sufficient cash flow to service all of its debt obligations. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of the securities in which the Fund invests. These debt instruments would usually prohibit the portfolio investment from paying interest on or repaying the Fund’s investments in the event of and during the continuance of a default under such debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio investment, holders of securities ranking senior to the Fund’s investment in that portfolio investment would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying senior creditors, the portfolio investment may not have any remaining assets to use for repaying its obligation to the Fund where the Fund is junior creditor. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio investment.
Additionally, certain loans that the Fund makes to portfolio investments may be secured on a second priority basis by the same collateral securing senior secured debt of such investments. The first priority liens on the collateral will secure the portfolio investment’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the portfolio investment under the agreements governing the loans. The holders of obligations secured by first priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds were not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the portfolio investment’s remaining assets, if any.
The Fund may make unsecured loans to portfolio investments, meaning that such loans will not benefit from any interest in collateral of such investments. Liens on a portfolio investment’s collateral, if any, will secure the portfolio investment’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio investment under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all loans secured by collateral. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio investment’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing any junior priority loans the Fund makes to its portfolio investments may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens:
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the ability to cause the commencement of enforcement proceedings against the collateral;
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the ability to control the conduct of such proceedings;
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the approval of amendments to collateral documents;
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releases of liens on the collateral; and
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waivers of past defaults under collateral documents.
The Fund may not have the ability to control or direct such actions, even if its rights as junior lenders are adversely affected.
There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or the Fund could be subject to lender liability claims.
Even if the Fund structures an investment as a senior loan, if one of the Fund’s portfolio investments were to go bankrupt, depending on the facts and circumstances and based upon principles of equitable subordination as defined by existing case law, a bankruptcy court could subordinate all or a portion of the Fund’s claim to that of other creditors and transfer any lien securing such subordinated claim to the bankruptcy estate. The principles of equitable subordination defined by case law have generally indicated that a claim may be subordinated only if its holder is guilty of misconduct or where the senior loan is re-characterized as an equity investment and the senior lender has actually provided significant managerial assistance to the bankrupt debtor. The Fund may also be subject to lender liability claims for actions taken by the Fund with respect to a borrower’s business or instances where the Fund exercises control over the borrower. It is possible that the Fund could become subject to a lender’s liability claim, including as a result of actions taken in rendering managerial assistance or actions to compel and collect payments from the borrower outside the ordinary course of business.
The Fund may be subject to risks associated with unsecured loans.
The Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since the Fund will not have recourse to recoup its investment against collateral securing the loan.
First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.
The Fund may be subject to risks associated with corporate bonds.
The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.
The Fund may expose itself to risks if the Fund engages in hedging transactions.
The Fund may enter into hedging transactions, which may expose it to risks associated with such transactions. The Fund may utilize instruments such as forward contracts, currency options and interest rate swaps, caps, collars and floors to seek to hedge against fluctuations in the relative values of the Fund’s portfolio positions from changes in currency exchange rates and market interest rates. Use of these hedging instruments may include counter-party credit risk. Hedging against a decline in the values of the Fund’s portfolio positions does not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of such positions decline. However, such hedging can establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions may also limit the opportunity for gain if the values of the underlying portfolio positions should increase. Moreover, it may not be possible to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at an acceptable price. The success of the Fund’s hedging transactions will depend on its ability to correctly predict movements in currencies and interest rates. Therefore, while the Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary. Moreover, for a variety of reasons, the Fund may not seek to (or be able to) establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose it to risk of loss. In addition, it may not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in non-U.S. currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations.
The Fund generally does not control its portfolio investments.
The Fund generally does not expect to control most of its portfolio investments, even though the Fund or Barings may have board representation or board observation rights, and the Fund’s debt agreements with such portfolio investments may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio investment may make business decisions with which the Fund disagrees, and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded companies, the Fund may not be able to dispose of its interests in its portfolio investments as readily as it would like or at an appropriate valuation. As a result, a portfolio investment may make decisions that could decrease the value of the Fund’s portfolio investments.
Changes in interest rates may affect the Fund’s cost of capital, the value of its investments, and results of operations.
An increase in interest rates would make it more expensive to use debt to finance the Fund’s investments. As a result, a significant increase in market interest rates could both reduce the value of the Fund’s portfolio investments and increase its cost of capital, which may reduce its net investment income. Also, an increase in interest rates available to investors could make an investment in the Fund’s Common Shares less attractive if the Fund is not able to increase its distribution rate, a situation which could reduce the value of its Common Shares. Conversely, a decrease in interest rates may have an adverse impact on the Fund’s returns by requiring it to seek lower yields on its debt investments and by increasing the risk that its portfolio investments will prepay its debt investments, resulting in the need to redeploy capital at potentially lower rates.
The Fund may not realize gains from its equity investments.
The Fund may, on a limited basis, acquire equity investments in portfolio companies. Certain investments that the Fund may make in the future include equity securities. Investments in equity securities involve a number of significant risks, including the risk of further dilution as a result of additional issuances, inability to access additional capital and failure to pay current distributions. Investments in preferred securities involve special risks, such as the risk of deferred distributions, credit risk, illiquidity and limited voting rights. In addition, the Fund may from time to time make non-control, equity co-investments in companies in conjunction with private equity sponsors. The Fund’s goal is ultimately to realize gains upon the Fund’s disposition of such equity interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund also may be unable to realize any value if a portfolio investment does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests.
The Fund’s investments in asset-backed securities are subject to additional risks.
Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities. Certain asset-backed securities are supported by letters of credit, surety bonds or other credit enhancements. However, if many borrowers on the underlying assets default, losses could exceed the credit enhancement level and result in losses to investors, such as the Fund. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment.
Risks Relating to the Fund’s Business and Structure
The Fund is subject to management risk.
The Fund is subject to management risk because it is an actively managed portfolio. Barings applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
The Fund is dependent upon Barings’ access to its investment professionals for its success.
The Fund depends on the diligence, skill and network of business contacts of Barings’ investment professionals to source appropriate investments for the Fund. The Fund depends on these professionals to appropriately analyze its investments and the relevant investment committee to approve and monitor its portfolio investments. Investment professionals evaluate, negotiate, structure, close and monitor its investments. The Fund’s future success depends on the continued availability of the members of Barings’ investment committee and the other investment professionals available to Barings. The Fund does not have employment agreements with these individuals or other key personnel of Barings, and the Fund cannot provide any assurance that unforeseen business, medical, personal or other circumstances would not lead any such individual to terminate his or her relationship with Barings. If these individuals do not maintain their existing relationships with Barings and its affiliates or do not develop new relationships with other sources of investment opportunities, the Fund may not be able to identify appropriate replacements or grow its investment portfolio. The loss of any member of Barings’ investment committee or of other investment professionals of Barings and its affiliates may limit the Fund’s ability to achieve its investment objectives and operate as the Fund anticipates, which could have a material adverse effect on its financial condition, results of operations and cash flows. Barings evaluates, negotiates, structures, closes and monitors the Fund’s investments in accordance with the terms of the Investment Advisory Agreement. The Fund can offer no assurance, however, that the investment professionals of Barings will continue to provide investment advice to the Fund or that the Fund will continue to have access to Barings’ investment professionals or its information and deal flow. Further, there can be no assurance that Barings will replicate its own historical success, and the Fund cautions you that its investment returns could be substantially lower than the returns achieved by other funds managed by Barings.
 The Fund’s investment portfolio is and will continue to be recorded at fair value as determined in accordance with the Adviser’s valuation policies and procedures and, as a result, there is and will continue to be uncertainty as to the value of a portion of the Fund’s portfolio investments.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined in good faith by the Board. Portfolio investments and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The Board has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of the Fund’s assets for which market quotations are not readily available.
Typically, there is not a public market for the portion of fund securities allocated to privately held investments in which the Fund will invest. The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser has established a pricing committee that is, subject to the oversight of the Board, responsible for the approval, implementation and oversight of the processes and methodologies that relate to the pricing and valuation of assets held by the Fund. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser's pricing committee.
The determination of fair value and consequently, the amount of unrealized appreciation and depreciation in the Fund’s portfolio, is to a certain degree subjective and dependent on the judgment of Barings. Certain factors that may be considered in determining the fair value of the Fund’s investments include the nature and realizable value of any collateral, the portfolio investment’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio investment does business, comparison to comparable publicly-traded companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Adviser’s fair value determinations may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale or disposition of one or more of the Fund’s investments. As a result, investors purchasing the Fund’s securities based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors selling shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their shares than the value of the Fund’s investments might warrant.
Barings, its relevant investment committee members, or its affiliates may, from time to time, possess material non-public information, limiting the Fund’s investment discretion.
Principals of Barings and its affiliates and members of Barings’ investment committee may serve as directors of, or in a similar capacity with, companies in which the Fund invests, the securities of which are purchased or sold on the Fund’s behalf. In the event that material nonpublic information is obtained with respect to such companies, or the Fund becomes subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, the Fund could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on the Fund.
The Fund’s ability to enter into transactions with Barings and its affiliates is restricted.
Closed-end funds generally are prohibited under the 1940 Act from knowingly participating in certain transactions with their affiliates without the prior approval of their independent trustees and, in some cases, of the SEC. Those transactions include purchases and sales, and so-called “joint” transactions, in which a closed-end fund and one or more of its affiliates engage in certain types of profit-making activities. Any person that owns, directly or indirectly, 5.0% or more of a closed-end fund’s outstanding voting securities will be considered an affiliate of the closed-end fund for purposes of the 1940 Act, and a closed-end fund generally is prohibited from engaging in purchases or sales of assets or joint transactions with such affiliates, absent the prior approval of the closed-end fund’s independent trustees. Additionally, without the approval of the SEC, a closed-end fund is prohibited from engaging in purchases or sales of assets or joint transactions with the closed-end fund’s officers and trustees, and investment adviser, including funds managed by the investment adviser and its affiliates.
Closed-end funds may, however, invest alongside certain related parties or their respective other clients in certain circumstances where doing so is consistent with current law and SEC staff interpretations. For example, a closed-end fund may invest alongside such accounts consistent with guidance promulgated by the SEC staff permitting the closed-end fund and such other accounts to purchase interests in a single class of privately placed securities so long as certain conditions are met, including that the closed-end fund’s investment adviser, acting on the closed-end fund’s behalf and on behalf of other clients, negotiates no term other than price.
The 1940 Act generally prohibits closed-end funds from making certain negotiated co-investments with certain affiliates absent an order from the SEC permitting the closed-end funds to do so. On January 15, 2026, Barings received a new order for co-investment exemptive relief from the SEC staff (the “2026 Co-Investment Order”), which permits certain managed funds and investment vehicles, each of whose investment adviser is Barings or an investment adviser controlling, controlled by or under common control with Barings and MassMutual-affiliated proprietary accounts, to participate in negotiated co-investment transactions where doing so is consistent with regulatory requirements and other pertinent factors, and pursuant to the conditions of the exemptive relief. The 2026 Co-Investment Order, which supersedes the co-investment order issued to Barings on October 19, 2017 and amended on March 20, 2024, is a new form of co-investment exemptive relief that adopts a more flexible requirement that allocations be “fair and equitable” to the Fund and that Barings considers the interests of the Fund and other affiliated 1940 Act-regulated funds that rely on the 2026 Co-Investment Order in allocations and which minimizes certain board approval requirements as compared to the prior form of co-investment exemptive relief.
Among other things, under the 2026 Co-Investment Order, the terms, conditions, price, class of securities to be purchased in respect of a particular investment, the date on which such investment is to be made and any registration rights applicable thereto, must be generally the same for the Fund and each other participating affiliated entity. The requirements of the 2026 Co-Investment Order (including any requirements for board approval thereunder), as well as other regulatory requirements associated with us and other affiliated 1940 Act-regulated funds that rely on the 2026 Co-Investment Order, potentially will impact the investment allocations among participating entities (including, for the avoidance of doubt, the Fund) or otherwise impact allocation results. Any changes to the 2026 Co-Investment Order or the rules and other guidance promulgated by the SEC and its staff under the 1940 Act could impact allocations made available to the Fund and thereby affect (and potentially decrease) the allocation made to the Fund or otherwise impact the process for allocations in transactions in which the Fund participates.

Risk Relating to the Fund's Investment [Member] | Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration Risk
Subject to the limitations set forth in the Fund’s prospectus, the Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations.

Risk Relating to the Fund's Investment [Member] | Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk
Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies.
Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Risk Relating to the Fund's Investment [Member] | U.S. Government Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities
The Fund may invest in debt securities issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government.
Like other debt securities, the values of U.S. government securities change as interest rates fluctuate.
Some U.S. government securities, such as U.S. Treasury bills, notes and bonds, and mortgage-related securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S.; others, such as those of the Federal Home Loan Banks, or “FHLBs,” or the Federal Home Loan Mortgage Corporation, or “FHLMC,” are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, or “FNMA,” are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the issuing agency, instrumentality or enterprise. Although U.S. Government-sponsored enterprises, such as the FHLBs, FHLMC, FNMA and the Student Loan Marketing Association, may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and involve increased credit risks.

Risk Relating to the Fund's Investment [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund may, subject to certain limitations, invest in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities for cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities.

Risk Relating to the Fund's Investment [Member] | Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Risk
The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent.
These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Risk Relating to the Fund's Investment [Member] | Senior Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Secured Loans Risk
Although senior secured loans are senior and typically secured in a first lien (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such senior secured loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade senior secured loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a “Borrower”). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the NAV of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a senior secured loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior secured loan may decline in value or become illiquid, which could adversely affect the senior secured loan’s value.
Senior secured loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a senior secured loan would satisfy the Borrower’s obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a senior secured loan. The collateral securing a senior secured loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some senior secured loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior secured loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of senior secured loans including, in certain circumstances, invalidating such senior secured loans or causing interest previously paid to be refunded to the Borrower. Additionally, a senior secured loan may be “primed” in bankruptcy, which reduces the ability of the holders of the senior secured loan to recover on the collateral.
There may be less readily available information about most senior secured loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior secured loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, senior secured loans may not be deemed to be securities under certain federal securities laws, other than the 1940 Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the antifraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the senior secured loan agreement itself and common law fraud protections under applicable state law.
The secondary trading market for senior secured loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Senior secured loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior secured loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior secured loans that are considered highly levered transactions. If the Fund attempts to sell a senior secured loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior secured loan may be adversely affected.

Risk Relating to the Fund's Investment [Member] | CDO Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CDO Securities Risk
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Generally, there may be less information available to the Fund regarding the underlying debt investments held by such CDOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Fund and its shareholders may not know the details of the underlying holdings of the CDO vehicles in which the Fund may invest.
CDO vehicles that the Fund expects to invest in are typically very highly leveraged, and therefore, the junior debt and equity tranches that the Fund expects to invest in are subject to a higher degree of risk of total loss. In particular, investors in CDO vehicles indirectly bear risks of the underlying debt investments held by such CDO vehicles. The Fund will generally have the right to receive payments only from the CDO vehicles, and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CDO vehicle. While the CDO vehicles the Fund intends to target generally enable the investor to acquire interests in a pool of leveraged corporate loans without the expenses associated with directly holding the same investments, the Fund will generally pay a proportionate share of the CDO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CDO vehicles will rise or fall, these prices (and, therefore, the prices of the CDO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CDO vehicle in which the Fund invests to satisfy certain financial covenants, specifically those with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CDO vehicle failed those tests, holders of debt senior to the Fund may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
In addition to the general risks associated with investing in debt securities, CDO vehicles carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fact that the Fund’s investments in CDO tranches will likely be subordinate to other senior classes of note tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CDO vehicle or unexpected investment results. The Fund’s NAV may also decline over time if its principal recovery with respect to CDO equity investments is less than the price the Fund paid for those investments.
Investments in structured vehicles, including equity and junior debt instruments issued by CDO vehicles, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying leveraged corporate loans held by a CDO vehicle may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund intends to invest, may be less liquid than many other types of securities and may be more volatile than the leveraged corporate loans underlying the CDO vehicles the Fund intends to target. Fluctuations in interest rates may also cause payments on the tranches of CDO vehicles that the Fund holds to be reduced, either temporarily or permanently.
Any interests the Fund acquires in CDO vehicles will likely be thinly traded or have only a limited trading market and may be subject to restrictions on resale. Securities issued by CDO vehicles are generally not listed on any U.S. national securities exchange and no active trading market may exist for the securities of CDO vehicles in which the Fund may invest. Although a secondary market may exist for the Fund’s investments in CDO vehicles, the market for the Fund’s investments in CDO vehicles may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, any of the Fund’s investments in CDO warehouse facilities are short term investments and therefore may be subject to a greater risk relating to market conditions and economic recession or downturns.

Risk Relating to the Fund's Investment [Member] | “Covenant-Lite” Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Covenant-Lite” Loans Risk
A significant number of high yield loans in the market, in particular the broadly syndicated loan market, may consist of covenant-lite loans, or “Covenant-Lite Loans.” A significant portion of the loans in which the Fund may invest or get exposure to through its investments may be deemed to be Covenant-Lite Loans and it is possible that such loans may comprise a majority of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation, than is the case with loans that contain financial maintenance covenants.

Risk Relating to the Fund's Investment [Member] | Special situations and stressed investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with special situations and stressed investments.
Although investments in debt and equity securities and other obligations of companies that may be in some level of financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings (“Stressed Issuers”) (such investments, “Special Situation Investments”) may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment and the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.
To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by Barings or its affiliates (“Other Accounts”), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund’s interests. Furthermore, it is possible that the Fund’s interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts’ involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund’s best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser’s then-current allocation policy and any applicable exemptions.

Risk Relating to the Fund's Investment [Member] | Subordinated and unsecured or partially secured loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with subordinated and unsecured or partially secured loans.
The Fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

Risk Relating to the Fund's Investment [Member] | Mezzanine securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with mezzanine securities.
The Fund expects most of its mezzanine securities and other investments, if any, to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which could be secured. Although the securities and other investments could benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and could benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms might not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that arise with respect to collateral securing the obligations.

Risk Relating to the Fund's Investment [Member] | Syndicated loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with syndicated loans.
The Fund intends to acquire interests in syndicated loans. Under the documentation for syndicated loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds in commitments and/or principal amount of the associated indebtedness. In most cases, the Fund does not expect to hold a sufficient amount of the indebtedness to be able to compel any actions by the agent. Consequently, the Fund would only be able to direct such actions if instructions from the Fund were made in conjunction with other holders of associated indebtedness that together with the Fund compose the requisite percentage of the related indebtedness then entitled to take action. Conversely, if holders of the required amount of the associated indebtedness other than the Fund desire to take certain actions, such actions may be taken even if the Fund did not support such actions. Furthermore, if an investment is subordinated to one or more senior loans made to the applicable obligor, the Fund’s ability to exercise such rights may be subordinated to the exercise of such rights by the senior lenders. Accordingly, the Fund may be precluded from directing such actions unless the Fund acts together with other holders of the indebtedness. If the Fund is unable to direct such actions, the Fund cannot assure you that the actions taken will be in its best interests.
If an investment is a syndicated revolving loan or delayed drawdown loan, other lenders may fail to satisfy their full contractual funding commitments for such loan, which could create a breach of contract, resulting in a lawsuit by the obligor against the lenders and adversely affect the fair market value of the Fund’s investment.
There is a risk that a loan agent in respect of one of the Fund’s loans may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, the Fund may be unable to remove the agent in circumstances in which removal would be in the Fund’s best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.

Risk Relating to the Fund's Investment [Member] | Price declines and illiquidity in the corporate debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Price declines and illiquidity in the corporate debt markets may adversely affect the fair value of the Fund’s portfolio investments, reducing its NAV through increased net unrealized depreciation.
As a closed-end fund, the Fund is required to carry its investments at market value or, if no market value is ascertainable, at fair value as determined in good faith by the Board, which has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of its assets for which market quotations are not readily available.
The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s current valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser’s pricing committee. As part of the valuation process, Barings may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments:
●
a comparison of the portfolio investment’s securities to publicly traded securities;
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the enterprise value of the portfolio investment;
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the nature and realizable value of any collateral;
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the portfolio investment’s ability to make payments and its earnings and discounted cash flow;
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the markets in which the portfolio investment does business; and
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changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors.
When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund uses the pricing indicated by the external event to corroborate a valuation. The Fund records decreases in the market values or fair values of its investments as unrealized depreciation. Declines in prices and liquidity in the corporate debt markets may result in significant net unrealized depreciation in the Fund’s portfolio. The effect of all of these factors on the Fund’s portfolio may reduce its NAV by increasing net unrealized depreciation in its portfolio. Depending on market conditions, the Fund could incur substantial realized losses and may suffer additional unrealized losses in future periods, which could have a material adverse effect on its business, financial condition, results of operations and cash flows.

Risk Relating to the Fund's Investment [Member] | May incur debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s portfolio investments may incur debt that ranks equally with, or senior to, its investments in such investments and such portfolio investments may not generate sufficient cash flow to service their debt obligations to the Fund.
The Fund will typically invest in senior debt and first lien notes; however, the Fund may invest a portion of the Fund’s capital in second lien and subordinated loans issued by its portfolio investments. The Fund’s portfolio investments may have, or be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which the Fund invests. Such subordinated investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. If the Fund makes a subordinated investment in a portfolio investment, the portfolio investment may be highly leveraged, and its relatively high debt-to-equity ratio may create increased risks that its operations might not generate sufficient cash flow to service all of its debt obligations. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of the securities in which the Fund invests. These debt instruments would usually prohibit the portfolio investment from paying interest on or repaying the Fund’s investments in the event of and during the continuance of a default under such debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio investment, holders of securities ranking senior to the Fund’s investment in that portfolio investment would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying senior creditors, the portfolio investment may not have any remaining assets to use for repaying its obligation to the Fund where the Fund is junior creditor. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio investment.
Additionally, certain loans that the Fund makes to portfolio investments may be secured on a second priority basis by the same collateral securing senior secured debt of such investments. The first priority liens on the collateral will secure the portfolio investment’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the portfolio investment under the agreements governing the loans. The holders of obligations secured by first priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds were not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the portfolio investment’s remaining assets, if any.
The Fund may make unsecured loans to portfolio investments, meaning that such loans will not benefit from any interest in collateral of such investments. Liens on a portfolio investment’s collateral, if any, will secure the portfolio investment’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio investment under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all loans secured by collateral. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio investment’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing any junior priority loans the Fund makes to its portfolio investments may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens:
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the ability to cause the commencement of enforcement proceedings against the collateral;
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the ability to control the conduct of such proceedings;
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the approval of amendments to collateral documents;
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releases of liens on the collateral; and
●
waivers of past defaults under collateral documents.
The Fund may not have the ability to control or direct such actions, even if its rights as junior lenders are adversely affected.

Risk Relating to the Fund's Investment [Member] | Subject to lender liability claims [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or the Fund could be subject to lender liability claims.
Even if the Fund structures an investment as a senior loan, if one of the Fund’s portfolio investments were to go bankrupt, depending on the facts and circumstances and based upon principles of equitable subordination as defined by existing case law, a bankruptcy court could subordinate all or a portion of the Fund’s claim to that of other creditors and transfer any lien securing such subordinated claim to the bankruptcy estate. The principles of equitable subordination defined by case law have generally indicated that a claim may be subordinated only if its holder is guilty of misconduct or where the senior loan is re-characterized as an equity investment and the senior lender has actually provided significant managerial assistance to the bankrupt debtor. The Fund may also be subject to lender liability claims for actions taken by the Fund with respect to a borrower’s business or instances where the Fund exercises control over the borrower. It is possible that the Fund could become subject to a lender’s liability claim, including as a result of actions taken in rendering managerial assistance or actions to compel and collect payments from the borrower outside the ordinary course of business.

Risk Relating to the Fund's Investment [Member] | Unsecured loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with unsecured loans.
The Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since the Fund will not have recourse to recoup its investment against collateral securing the loan.
First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.

Risk Relating to the Fund's Investment [Member] | Corporate bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with corporate bonds.
The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.

Risk Relating to the Fund's Investment [Member] | Hedging transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may expose itself to risks if the Fund engages in hedging transactions.
The Fund may enter into hedging transactions, which may expose it to risks associated with such transactions. The Fund may utilize instruments such as forward contracts, currency options and interest rate swaps, caps, collars and floors to seek to hedge against fluctuations in the relative values of the Fund’s portfolio positions from changes in currency exchange rates and market interest rates. Use of these hedging instruments may include counter-party credit risk. Hedging against a decline in the values of the Fund’s portfolio positions does not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of such positions decline. However, such hedging can establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions may also limit the opportunity for gain if the values of the underlying portfolio positions should increase. Moreover, it may not be possible to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at an acceptable price. The success of the Fund’s hedging transactions will depend on its ability to correctly predict movements in currencies and interest rates. Therefore, while the Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary. Moreover, for a variety of reasons, the Fund may not seek to (or be able to) establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose it to risk of loss. In addition, it may not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in non-U.S. currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations.

Risk Relating to the Fund's Investment [Member] | Does not control its portfolio investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund generally does not control its portfolio investments.
The Fund generally does not expect to control most of its portfolio investments, even though the Fund or Barings may have board representation or board observation rights, and the Fund’s debt agreements with such portfolio investments may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio investment may make business decisions with which the Fund disagrees, and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded companies, the Fund may not be able to dispose of its interests in its portfolio investments as readily as it would like or at an appropriate valuation. As a result, a portfolio investment may make decisions that could decrease the value of the Fund’s portfolio investments.

Risk Relating to the Fund's Investment [Member] | Cost of capital, the value of its investments, and results of operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in interest rates may affect the Fund’s cost of capital, the value of its investments, and results of operations.
An increase in interest rates would make it more expensive to use debt to finance the Fund’s investments. As a result, a significant increase in market interest rates could both reduce the value of the Fund’s portfolio investments and increase its cost of capital, which may reduce its net investment income. Also, an increase in interest rates available to investors could make an investment in the Fund’s Common Shares less attractive if the Fund is not able to increase its distribution rate, a situation which could reduce the value of its Common Shares. Conversely, a decrease in interest rates may have an adverse impact on the Fund’s returns by requiring it to seek lower yields on its debt investments and by increasing the risk that its portfolio investments will prepay its debt investments, resulting in the need to redeploy capital at potentially lower rates.

Risk Relating to the Fund's Investment [Member] | May not realize gains from its equity investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may not realize gains from its equity investments.
The Fund may, on a limited basis, acquire equity investments in portfolio companies. Certain investments that the Fund may make in the future include equity securities. Investments in equity securities involve a number of significant risks, including the risk of further dilution as a result of additional issuances, inability to access additional capital and failure to pay current distributions. Investments in preferred securities involve special risks, such as the risk of deferred distributions, credit risk, illiquidity and limited voting rights. In addition, the Fund may from time to time make non-control, equity co-investments in companies in conjunction with private equity sponsors. The Fund’s goal is ultimately to realize gains upon the Fund’s disposition of such equity interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund also may be unable to realize any value if a portfolio investment does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests.

Risk Relating to the Fund's Investment [Member] | Asset-back securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s investments in asset-backed securities are subject to additional risks.
Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities. Certain asset-backed securities are supported by letters of credit, surety bonds or other credit enhancements. However, if many borrowers on the underlying assets default, losses could exceed the credit enhancement level and result in losses to investors, such as the Fund. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment.

Risk Relating to the Fund's Investment [Member] | Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.
Risks Relating to the Fund’s Business and Structure [Member] | Risks Relating to the Fund’s Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Fund’s Business and Structure
The Fund is subject to management risk.
The Fund is subject to management risk because it is an actively managed portfolio. Barings applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
The Fund is dependent upon Barings’ access to its investment professionals for its success.
The Fund depends on the diligence, skill and network of business contacts of Barings’ investment professionals to source appropriate investments for the Fund. The Fund depends on these professionals to appropriately analyze its investments and the relevant investment committee to approve and monitor its portfolio investments. Investment professionals evaluate, negotiate, structure, close and monitor its investments. The Fund’s future success depends on the continued availability of the members of Barings’ investment committee and the other investment professionals available to Barings. The Fund does not have employment agreements with these individuals or other key personnel of Barings, and the Fund cannot provide any assurance that unforeseen business, medical, personal or other circumstances would not lead any such individual to terminate his or her relationship with Barings. If these individuals do not maintain their existing relationships with Barings and its affiliates or do not develop new relationships with other sources of investment opportunities, the Fund may not be able to identify appropriate replacements or grow its investment portfolio. The loss of any member of Barings’ investment committee or of other investment professionals of Barings and its affiliates may limit the Fund’s ability to achieve its investment objectives and operate as the Fund anticipates, which could have a material adverse effect on its financial condition, results of operations and cash flows. Barings evaluates, negotiates, structures, closes and monitors the Fund’s investments in accordance with the terms of the Investment Advisory Agreement. The Fund can offer no assurance, however, that the investment professionals of Barings will continue to provide investment advice to the Fund or that the Fund will continue to have access to Barings’ investment professionals or its information and deal flow. Further, there can be no assurance that Barings will replicate its own historical success, and the Fund cautions you that its investment returns could be substantially lower than the returns achieved by other funds managed by Barings.
 The Fund’s investment portfolio is and will continue to be recorded at fair value as determined in accordance with the Adviser’s valuation policies and procedures and, as a result, there is and will continue to be uncertainty as to the value of a portion of the Fund’s portfolio investments.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined in good faith by the Board. Portfolio investments and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The Board has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of the Fund’s assets for which market quotations are not readily available.
Typically, there is not a public market for the portion of fund securities allocated to privately held investments in which the Fund will invest. The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser has established a pricing committee that is, subject to the oversight of the Board, responsible for the approval, implementation and oversight of the processes and methodologies that relate to the pricing and valuation of assets held by the Fund. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser's pricing committee.
The determination of fair value and consequently, the amount of unrealized appreciation and depreciation in the Fund’s portfolio, is to a certain degree subjective and dependent on the judgment of Barings. Certain factors that may be considered in determining the fair value of the Fund’s investments include the nature and realizable value of any collateral, the portfolio investment’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio investment does business, comparison to comparable publicly-traded companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Adviser’s fair value determinations may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale or disposition of one or more of the Fund’s investments. As a result, investors purchasing the Fund’s securities based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors selling shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their shares than the value of the Fund’s investments might warrant.
Barings, its relevant investment committee members, or its affiliates may, from time to time, possess material non-public information, limiting the Fund’s investment discretion.
Principals of Barings and its affiliates and members of Barings’ investment committee may serve as directors of, or in a similar capacity with, companies in which the Fund invests, the securities of which are purchased or sold on the Fund’s behalf. In the event that material nonpublic information is obtained with respect to such companies, or the Fund becomes subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, the Fund could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on the Fund.
The Fund’s ability to enter into transactions with Barings and its affiliates is restricted.
Closed-end funds generally are prohibited under the 1940 Act from knowingly participating in certain transactions with their affiliates without the prior approval of their independent trustees and, in some cases, of the SEC. Those transactions include purchases and sales, and so-called “joint” transactions, in which a closed-end fund and one or more of its affiliates engage in certain types of profit-making activities. Any person that owns, directly or indirectly, 5.0% or more of a closed-end fund’s outstanding voting securities will be considered an affiliate of the closed-end fund for purposes of the 1940 Act, and a closed-end fund generally is prohibited from engaging in purchases or sales of assets or joint transactions with such affiliates, absent the prior approval of the closed-end fund’s independent trustees. Additionally, without the approval of the SEC, a closed-end fund is prohibited from engaging in purchases or sales of assets or joint transactions with the closed-end fund’s officers and trustees, and investment adviser, including funds managed by the investment adviser and its affiliates.
Closed-end funds may, however, invest alongside certain related parties or their respective other clients in certain circumstances where doing so is consistent with current law and SEC staff interpretations. For example, a closed-end fund may invest alongside such accounts consistent with guidance promulgated by the SEC staff permitting the closed-end fund and such other accounts to purchase interests in a single class of privately placed securities so long as certain conditions are met, including that the closed-end fund’s investment adviser, acting on the closed-end fund’s behalf and on behalf of other clients, negotiates no term other than price.
The 1940 Act generally prohibits closed-end funds from making certain negotiated co-investments with certain affiliates absent an order from the SEC permitting the closed-end funds to do so. On January 15, 2026, Barings received a new order for co-investment exemptive relief from the SEC staff (the “2026 Co-Investment Order”), which permits certain managed funds and investment vehicles, each of whose investment adviser is Barings or an investment adviser controlling, controlled by or under common control with Barings and MassMutual-affiliated proprietary accounts, to participate in negotiated co-investment transactions where doing so is consistent with regulatory requirements and other pertinent factors, and pursuant to the conditions of the exemptive relief. The 2026 Co-Investment Order, which supersedes the co-investment order issued to Barings on October 19, 2017 and amended on March 20, 2024, is a new form of co-investment exemptive relief that adopts a more flexible requirement that allocations be “fair and equitable” to the Fund and that Barings considers the interests of the Fund and other affiliated 1940 Act-regulated funds that rely on the 2026 Co-Investment Order in allocations and which minimizes certain board approval requirements as compared to the prior form of co-investment exemptive relief.
Among other things, under the 2026 Co-Investment Order, the terms, conditions, price, class of securities to be purchased in respect of a particular investment, the date on which such investment is to be made and any registration rights applicable thereto, must be generally the same for the Fund and each other participating affiliated entity. The requirements of the 2026 Co-Investment Order (including any requirements for board approval thereunder), as well as other regulatory requirements associated with us and other affiliated 1940 Act-regulated funds that rely on the 2026 Co-Investment Order, potentially will impact the investment allocations among participating entities (including, for the avoidance of doubt, the Fund) or otherwise impact allocation results. Any changes to the 2026 Co-Investment Order or the rules and other guidance promulgated by the SEC and its staff under the 1940 Act could impact allocations made available to the Fund and thereby affect (and potentially decrease) the allocation made to the Fund or otherwise impact the process for allocations in transactions in which the Fund participates.
In situations where co-investment with other affiliated funds or accounts is not permitted or appropriate, Barings will need to decide which account will proceed with the investment in accordance with its allocation policies and procedures. Although Barings will endeavor to allocate investment opportunities in a fair and equitable manner in accordance with its allocation policies and procedures, it is possible that, in the future, the Fund may not be given the opportunity to participate in investments made by investment funds managed by Barings or an investment manager affiliated with Barings if such investment is prohibited by the 1940 Act. These restrictions, and similar restrictions that limit the Fund’s ability to transact business with its officers or trustees or their affiliates, including funds managed by Barings, may limit the scope of investment opportunities that would otherwise be available to the Fund.
The Fund is subject to risks associated with investing alongside other third parties.
The Fund may invest alongside third parties through partnerships, joint ventures or other entities. Such investments may involve risks that are not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with the Fund’s interests, or may be in a position to take action contrary to its investment objectives. In addition, the Fund may in certain circumstances be liable for actions of such third party.
More specifically, joint ventures involve a third party that has approval rights over certain activities of the joint venture. The third party may take actions that are inconsistent with the Fund’s interests. For example, the third party may decline to approve an investment for the joint venture that the Fund otherwise wants the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowings by the joint venture is not included when calculating the Fund’s total borrowings and related leverage ratios and is not subject to asset coverage requirements imposed by the 1940 Act. If the activities of the joint venture were required to be consolidated with the Fund’s activities because of a change in U.S. GAAP rules or SEC staff interpretations, it is likely that the Fund would have to reorganize any such joint venture.
The fee structure under the Investment Advisory Agreement may induce Barings to pursue speculative investments and incur leverage, which may not be in the best interests of the Fund’s shareholders.
Under the Investment Advisory Agreement, the Management Fee will be payable even if the value of your investment declines. The Management Fee is calculated based on the Fund’s Managed Assets, including assets purchased with borrowed funds or other forms of leverage (but excluding cash or cash equivalents). “Managed Assets” means the Fund’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Accordingly, the Management Fee is payable regardless of whether the value of the Fund’s gross assets and/or your investment has decreased during the then-current quarter and creates an incentive for Barings to incur leverage, which may not be consistent with the Fund’s shareholders’ interests. See “The Adviser, the Sub-Adviser, and the Administrator — Investment Advisory Agreement; Sub-Advisory Agreement — Management Fee.”
Barings’ liability is limited under the Investment Advisory Agreement, and the Fund is required to indemnify Barings against certain liabilities, which may lead Barings to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.
Pursuant to the Investment Advisory Agreement, Barings and any sub-adviser will not be liable to the Fund, and the Fund has agreed to indemnify them, for their acts under the Investment Advisory Agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. These protections may lead Barings to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.
Barings is able to resign as the Fund’s investment adviser upon 60 days’ notice, and the Fund may not be able to find a suitable replacement within that time, or at all, resulting in a disruption in the Fund’s operations that could adversely affect its financial condition, business and results of operations.
Pursuant to the Investment Advisory Agreement, Barings has the right to resign as the Fund’s investment adviser upon 60 days’ written notice, whether a replacement has been found or not. If Barings resigns, it may be difficult to find a replacement investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If a replacement is not found quickly, the Fund’s business, results of operations and financial condition as well as its ability to pay distributions are likely to be adversely affected and the value of the Fund’s Common Shares may decline. In addition, the coordination of the Fund’s internal management and investment or administrative activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by Barings. Even if a comparable service provider or individuals performing such services are retained, whether internal or external, their integration into the Fund’s business and lack of familiarity with its investment objective may result in additional costs and time delays that may materially adversely affect its business, results of operations and financial condition.
The Fund’s long-term ability to fund new investments and make distributions to its shareholders could be limited if the Fund is unable to renew, extend, replace or expand its current borrowing arrangements, or if financing becomes more expensive or less available.
There can be no guarantee that the Fund will be able to enter into, renew, extend, replace or expand borrowing arrangements on terms that are favorable to the Fund, if at all. The Fund’s ability to obtain replacement financing will be constrained by then-current economic conditions affecting the credit markets. The Fund’s inability to enter into, renew, extend, replace or expand these borrowing arrangements could have a material adverse effect on its liquidity and ability to fund new investments, the Fund’s ability to make distributions to its shareholders and its ability to qualify for tax treatment as a RIC under the Code.
The Fund may be subject to PIK interest payments.
Certain of the Fund’s debt investments may contain provisions providing for the payment of payment-in-kind (“PIK”) interest. Because PIK interest results in an increase in the size of the loan balance of the underlying loan, the receipt by the Fund of PIK interest will have the effect of increasing its assets under management. As a result, because the Management Fee that the Fund pays to the Adviser is based on the value of its gross assets, the receipt by the Fund of PIK interest will result in an increase in the amount of the Management Fee payable by the Fund.
To the extent original issue discount instruments, such as zero coupon bonds and PIK loans, constitute a significant portion of the Fund’s income, investors will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following: (a) the higher interest rates of PIK loans reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (b) PIK loans may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (c) market prices of zero-coupon or PIK securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash, and PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities; (d) because original issue discount income is accrued without any cash being received by the Fund, required cash distributions may have to be paid from offering proceeds or the sale of Fund assets without investors being given any notice of this fact; (e) the deferral of PIK interest increases the loan-to-value ratio, which is a measure of the riskiness of a loan; (f) even if the accounting conditions for income accrual are met, the borrower could still default when the Fund’s actual payment is due at the maturity of the loan; and (g) original issue discount creates risk of non-refundable cash payments to the Fund’s Adviser based on non-cash accruals that may never be realized.
The Fund may become party to financing agreements contain various covenants, which, if not complied with, could accelerate its repayment obligations thereunder, thereby materially and adversely affecting its liquidity, financial condition, results of operations and ability to pay distributions.
The Fund will have a continuing need for capital to finance its investments. The Fund may become party to various financing agreements from time to time which may contain customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, minimum shareholders’ equity, minimum obligators’ net worth, minimum asset coverage, maximum net debt to equity, minimum liquidity and maintenance of RIC status. These financing arrangements may also contain customary events of default with customary cure and notice provisions, including, without limitation, nonpayment, misrepresentation of representations and warranties in a material respect, breach of covenant, cross-default to other indebtedness, bankruptcy, change of control, and material adverse effect.
The Fund’s compliance with the covenants under these financing agreements may depend on many factors, some of which are beyond its control, and there can be no assurance that the Fund will continue to comply with such covenants. The Fund’s failure to satisfy the respective covenants or otherwise default under one of its financing arrangements could result in foreclosure by the lenders thereunder, which would accelerate its repayment obligations under the financing arrangement and thereby have a material adverse effect on its business, liquidity, financial condition, results of operations and ability to pay distributions to its shareholders.
Cybersecurity risks and cyber incidents may adversely affect the Fund’s business or the business of its portfolio investments by causing a disruption to the Fund’s operations or the operations of its portfolio investments, a compromise or corruption of the Fund’s confidential information or the confidential information of its portfolio investments and/or damage to the Fund’s business relationships or the business relationships of its portfolio investments, all of which could negatively impact the business, financial condition and operating results of the Fund or its portfolio investments.
A cyber incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the information resources of the Fund, Barings or the Fund’s portfolio investments. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to the Fund’s or Barings’ information systems or those of the Fund’s portfolio investments for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. Barings’ employees may be the target of fraudulent calls, emails and other forms of activities. The result of these incidents may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, increased cybersecurity protection and insurance costs, litigation and damage to business relationships. The Fund’s business operations rely upon secure information technology systems for data processing, storage, and reporting. The Fund depends on the effectiveness of the information and cybersecurity policies, procedures, and capabilities maintained by its affiliates and its and their respective third-party service providers to protect their computer and telecommunications systems and the data that reside on or are transmitted through them.
Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. As the Fund’s and its portfolio investments’ reliance on technology has increased, so have the risks posed to the Fund’s information systems, both internal and those provided by Barings and third-party service providers, and the information systems of the Fund’s portfolio investments. Barings has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as the Fund’s increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that the Fund’s financial results, operations or confidential information will not be negatively impacted by such an incident. In addition, cybersecurity continues to be a key priority for regulators around the world, and some jurisdictions have enacted laws requiring companies to notify individuals or the general investing public of data security breaches involving certain types of personal data, including the SEC, which, on July 26, 2023, adopted amendments requiring the prompt public disclosure of certain cybersecurity breaches. If the Fund fails to comply with the relevant laws and regulations, the Fund could suffer financial losses, a disruption of its business, liability to investors, regulatory intervention or reputational damage.
Inflation could adversely affect the business, results of operations, and financial condition of the Fund’s portfolio investments.
Certain of the Fund’s portfolio investments are in industries that could be impacted by inflation. If such portfolio investments are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on the Fund’s loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Fund’s portfolio investments’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Fund’s investments could result in future realized or unrealized losses and therefore reduce the Fund’s net assets resulting from operations.
The Fund is exposed to risks associated with the use of borrowings and leverage.
The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness).
The Fund’s financing agreements contain various covenants, which, if not complied with, could accelerate the Fund’s repayment obligations thereunder, thereby materially and adversely affecting the Fund’s liquidity, financial condition, results of operations and ability to pay distributions.
The Fund will have a continuing need for capital to finance its investments. The Fund is party to various financing agreements from time to time, including the BNP Credit Facility, which contain customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, minimum shareholders’ equity, minimum asset coverage, maximum net debt to equity, and maintenance of RIC status. These financing arrangements also contain customary events of default with customary cure and notice provisions, including, without limitation, nonpayment, misrepresentation of representations and warranties in a material respect, breach of covenant, cross-default to other indebtedness, bankruptcy, change of control, and material adverse effect.
The Fund’s continued compliance with the covenants under these financing agreements depends on many factors, some of which are beyond its control, and there can be no assurance that the Fund will continue to comply with such covenants. The Fund’s failure to satisfy the respective covenants or otherwise default under one of its financing arrangements could result in foreclosure by the lenders thereunder, which would accelerate the Fund’s repayment obligations under the financing arrangement and thereby have a material adverse effect on its business, liquidity, financial condition, results of operations and ability to pay distributions to its shareholders.
The Fund is exposed to risks associated with changes in interest rates.
To the extent the Fund borrows money or issues debt securities or preferred shares to make investments, its net investment income will depend, in part, upon the difference between the rate at which the Fund borrows funds or pay interest or dividends on such debt securities or preferred shares and the rate at which the Fund invests these funds. Rising interest rates on floating rate loans the Fund makes could also drive an increase in defaults or accelerated refinancings. Some portfolio investments may be unable to refinance into fixed rate loans or repay outstanding amounts, leading to a gradual decline in the credit quality of the Fund’s portfolio. In periods of rising interest rates, the Fund’s cost may increase because the Fund expects that the interest rates on certain of amounts the Fund borrows will be floating. An increase in the general level of interest rates can be expected to lead to higher interest rates applicable to the Fund’s debt investments. Conversely, in periods of declining interest rates, the Fund may earn less interest income from investments and its cost of funds will also decrease, to a lesser extent, given certain of its currently outstanding indebtedness bears interest at fixed rates, resulting in lower net investment income. Additionally, in periods of declining interest rates, the rate of prepayments has historically tended to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, the Fund would expect reinvestment of the prepayment proceeds by the Fund to generally be at lower rates of return than the return on the assets that were prepaid.
The Fund may in the future determine to fund a portion of its investments with preferred shares, which would magnify the potential for gain or loss and the risks of investing in the Fund in the same way as the Fund’s borrowings.
Preferred shares, which is another form of leverage, have the same risks to the Fund’s common shareholders as borrowings because the dividends on any preferred shares the Fund issues must be cumulative. Payment of such dividends and repayment of the liquidation preference of such preferred shares must take preference over any dividends or other payments to the Fund’s common shareholders, and preferred shareholders are not subject to any of its expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference.
The Fund’s Board of Trustees may change the Fund’s investment objectives, operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.
The Board has the authority to modify or waive the Fund’s current investment objectives, operating policies and strategies without prior notice and without shareholder approval (except as required by the 1940 Act). However, absent shareholder approval, the Fund may not change the nature of its business so as to cease to be a closed-end fund. The Fund cannot predict the effect any changes to its current operating policies, investment criteria and strategies would have on its business, NAV, operating results and value of its shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay you distributions and cause you to lose all or part of your investment. Moreover, the Fund will have significant flexibility in investing the net proceeds from any future offering and may use the net proceeds from such offerings in ways with which investors may not agree or for purposes other than those contemplated at the time of the offering.
The Fund will be subject to corporate-level U.S. federal income tax if the Fund is unable to maintain its tax treatment as a RIC under Subchapter M of the Code, which will adversely affect its results of operations and financial condition.
The Fund has elected to be treated, and intends to qualify annually thereafter, as a RIC under the Code, which generally allows it to avoid being subject to corporate-level U.S. federal income tax. To maintain RIC tax treatment under the Code, the Fund must meet the following annual distribution, income source and asset diversification requirements:
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The annual distribution requirement for a RIC will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90.0% of its net ordinary income and net short-term capital gain in excess of net long-term capital loss, or investment company taxable income (“ICTI”), if any. The Fund will be subject to a 4.0% nondeductible U.S. federal excise tax, however, to the extent that the Fund does not satisfy certain additional minimum distribution requirements on a calendar year basis. Because the Fund uses debt financing, the Fund is subject to certain asset coverage ratio requirements under the 1940 Act and is currently, and may in the future become, subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the annual distribution requirement. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
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The income source requirement will be satisfied if the Fund obtains at least 90.0% of its income for each year from distributions, interest, and gains from the sale of shares or securities or similar sources.
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The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of its taxable year. To satisfy this requirement, at least 50.0% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities, provided such other securities of any one issuer do not represent more than 5.0% of the value of the Fund’s assets or more than 10.0% of the outstanding voting securities of the issuer; and no more than 25.0% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of RIC tax treatment. Because a portion of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If the Fund fails to maintain RIC tax treatment for any reason and are subject to corporate-level U.S. federal income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. The Fund may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes.
The Fund may not be able to pay distributions to its shareholders, its distributions may not grow over time, a portion of distributions paid to its shareholders may be a return of capital and investors in any debt securities the Fund may issue may not receive all of the interest income to which they are entitled.
The Fund intends to pay monthly distributions to its shareholders out of assets legally available for distribution. The Fund cannot assure you that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions might be harmed by, among other things, the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to the Fund as a closed-end fund could, in the future, limit its ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on the Fund’s earnings, its financial condition, maintenance of its RIC tax treatment, compliance with applicable closed-end fund regulations, compliance with the covenants under the Fund’s financing agreements and any debt securities the Fund may issue and such other factors as the Board may deem relevant from time to time. The Fund cannot assure you that it will pay distributions to its shareholders in the future.
Some of the above-described risks may also inhibit the Fund’s ability to make required interest payments to holders of any debt securities the Fund may issue, which may cause a default under the terms of its debt agreements. Such a default could materially increase the Fund’s cost of raising capital, as well as cause the Fund to incur penalties or trigger cross-default provisions under the terms of its debt agreements.
When the Fund makes distributions, the Fund will be required to determine the extent to which such distributions are paid out of current or accumulated earnings and profits, recognized capital gain or capital. To the extent there is a return of capital, investors will be required to reduce their basis in the Fund’s Common Shares for U.S. federal income tax purposes, which may result in a higher tax liability when such Common Shares are sold, even if they have not increased in value or have lost value.
The Fund may have difficulty paying its required distributions if the Fund recognizes income before or without receiving cash representing such income.
For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with contractual PIK interest or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Investments structured with these features may represent a higher level of credit risk compared to investments generating income which must be paid in cash on a current basis. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as PIK interest. The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for U.S. federal income tax purposes.
Because any original issue discount or other amounts accrued will be included in the Fund’s ICTI for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise debt or additional equity capital or forego new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
Because the Fund intends to distribute substantially all of its income to its shareholders to maintain its tax treatment as a RIC, the Fund will continue to need additional capital to finance its growth, and regulations governing its operation as a closed-end fund will affect the Fund’s ability to, and the way in which it, raises additional capital and make distributions.
In order to satisfy the requirements applicable to a RIC, and to avoid payment of U.S. federal excise tax, the Fund intends to distribute to its shareholders substantially all of its net ordinary income and net capital gain income except for certain net long-term capital gains recognized, some or all of which the Fund may retain, pay applicable U.S. federal income taxes with respect thereto and elect to treat as deemed distributions to its shareholders. As a closed-end fund, the Fund generally is required to meet a coverage ratio of total assets to total senior securities, which includes all of its borrowings and any preferred shares the Fund may issue, of at least 200%. This requirement limits the amount that the Fund may borrow and may prohibit it from making distributions. If the value of the Fund’s assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of its investments or sell additional securities and, depending on the nature of its leverage, to repay a portion of its indebtedness at a time when such sales may be disadvantageous. In addition, issuance of additional securities could dilute the percentage ownership of the Fund’s current shareholders in the Fund.
While the Fund expects to be able to borrow and to issue debt and additional equity securities, the Fund cannot assure you that debt and equity financing will be available to it on favorable terms, or at all. If additional funds are not available to the Fund, the Fund could be forced to curtail or cease new investment activities, and its NAV could decline.
There may be withholding of U.S. federal income tax on dividends for non-U.S. shareholders
Distributions by a closed-end fund generally are treated as dividends for U.S. tax purposes, and will be subject to U.S. income or withholding tax unless the shareholder receiving the dividend qualifies for an exemption from U.S. tax, or the distribution is subject to one of the special look-through rules described below. Distributions paid out of net capital gains can qualify for a reduced rate of taxation in the hands of an individual U.S. shareholder, and an exemption from U.S. tax in the hands of a non-U.S. shareholder.
However, if reported by a RIC, dividend distributions by the RIC derived from certain interest income (such distributions, “interest-related dividends”) and certain net short-term capital gains (such distributions, “short-term capital gain dividends”) generally are exempt from U.S. withholding tax otherwise imposed on non-U.S. shareholders. Interest-related dividends are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain interest and original issue discount on obligations “in registered form” as well as interest on bank deposits earned by a RIC, less allocable deductions) from sources within the United States. Short-term capital gain dividends are dividends that are attributable to net short-term capital gains, other than short-term capital gains recognized on the disposition of U.S. real property interests, earned by a RIC. However, no assurance can be given as to whether any of the Fund’s distributions will be eligible for this exemption from U.S. withholding tax or, if eligible, will be reported as such by the Fund. Furthermore, in the case of the Fund’s Common Shares held through an intermediary, the intermediary may have withheld U.S. federal income tax even if the Fund reported the payment as an interest-related dividend or short-term capital gain dividend.
A failure of any portion of the Fund’s distributions to qualify for the exemption for interest-related dividends or short-term capital gain dividends would not affect the treatment of non-U.S. shareholders that qualify for an exemption from U.S. withholding tax on dividends by reason of their special status (for example, foreign government-related entities and certain pension funds resident in favorable treaty jurisdictions).
The Fund is highly dependent on information systems and systems failures could significantly disrupt its business, which may, in turn, negatively affect its liquidity, financial condition and results of operations.
The Fund’s business depends on the communications and information systems of Barings, its affiliates and the Fund’s or Barings’ third-party service providers. Any failure or interruption of those systems or services, including as a result of the termination or suspension of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s or Barings’ business activities. The Fund’s or Barings’ financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond the Fund’s control and adversely affect its business. Among other things, there could be sudden electrical or telecommunications outages, natural disasters, disease pandemics, events arising from local or larger scale political or social matters and/or cyber-attacks, any one or more of which could have a material adverse effect on the Fund’s business, financial condition and operating results and negatively affect the market price of the Fund’s Common Shares.
The Fund is subject to risks associated with AI and machine learning technology.
Artificial intelligence (“AI”), including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, or collectively, AI, and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.
Recent technological advances in AI pose risks to the Fund, the Adviser, and the Fund’s portfolio investments. The Fund and its portfolio investments could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI in their business activities. The Fund and its portfolio investments may not be in a position to control the use of AI technology in third-party products or services.
Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming part accessible by other third-party AI applications and users. While the Adviser does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Fund’s business, the Adviser’s business, and the business of the Fund’s portfolio investments, including by potentially significantly disrupting the markets in which the Adviser’s and the Fund’s portfolio investments operate or subjecting the Fund, its portfolio investments and the Adviser to increased competition and regulation, which could materially and adversely affect business, financial condition or results of operations of the Fund, its portfolio investments and the Adviser. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the Fund’s portfolio investments and the Adviser.
Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error-potentially materially so-and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Fund or its portfolio investments are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.
AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.
The Fund’s business and operations may be negatively affected by securities litigation or shareholder activism, which could cause it to incur significant expense, hinder execution of its investment strategy and impact its Common Share price.
In the past, following periods of volatility in the market price of a company’s securities, securities class-action litigation has often been brought against that company. In addition, shareholder activism, which could take many forms or arise in a variety of situations, including making public demands that the Fund considers strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or its management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Board, has increased in the closed-end funds space in recent years. Securities litigation and shareholder activism, including potential proxy contests, may result in substantial costs and divert management’s and the Board’s attention and resources from the Fund’s business. Additionally, such securities litigation and shareholder activism could give rise to perceived uncertainties as to the Fund’s future, adversely affect its relationships with service providers and make it more difficult for Barings to attract and retain qualified personnel. Also, the Fund may be required to incur significant legal fees and other expenses related to any securities litigation and activist shareholder matters. Further, the Fund’s Common Share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any securities litigation and shareholder activism.
The Fund is currently operating in a period of capital markets disruption and economic uncertainty.
The success of the Fund’s activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. These factors also could adversely affect the availability or cost of the Fund’s leverage, which would result in lower returns. In addition, the U.S. capital markets have experienced volatility and disruption in recent years. Disruptions in the capital markets in the past have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.
These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events have limited and could continue to limit the Fund’s investment originations, limit its ability to grow and have a material negative impact on its operating results and the fair values of its debt and equity investments.
The Fund might result in a high degree of portfolio turnover.
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and generate short-term capital gains taxable as ordinary income.
There are potential conflicts of interest, including the management of other investment funds and accounts by Barings, which could impact the Fund’s investment returns.
The potential for material conflicts of interest may exist as the members of the portfolio management team have responsibilities for the day-to-day management of multiple advisory accounts. These conflicts may be heightened to the extent the individual, Barings and/or an affiliate has an investment in one or more of such accounts. Barings has identified areas where material conflicts of interest are most likely to arise, and has adopted policies and procedures that it believes are reasonable to address such conflicts. See “Conflicts of Interest.”

Risks Relating to the Fund’s Business and Structure [Member] | Management risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to management risk.
The Fund is subject to management risk because it is an actively managed portfolio. Barings applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Risks Relating to the Fund’s Business and Structure [Member] | Dependent upon Barings’ access to its investment professionals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is dependent upon Barings’ access to its investment professionals for its success.
The Fund depends on the diligence, skill and network of business contacts of Barings’ investment professionals to source appropriate investments for the Fund. The Fund depends on these professionals to appropriately analyze its investments and the relevant investment committee to approve and monitor its portfolio investments. Investment professionals evaluate, negotiate, structure, close and monitor its investments. The Fund’s future success depends on the continued availability of the members of Barings’ investment committee and the other investment professionals available to Barings. The Fund does not have employment agreements with these individuals or other key personnel of Barings, and the Fund cannot provide any assurance that unforeseen business, medical, personal or other circumstances would not lead any such individual to terminate his or her relationship with Barings. If these individuals do not maintain their existing relationships with Barings and its affiliates or do not develop new relationships with other sources of investment opportunities, the Fund may not be able to identify appropriate replacements or grow its investment portfolio. The loss of any member of Barings’ investment committee or of other investment professionals of Barings and its affiliates may limit the Fund’s ability to achieve its investment objectives and operate as the Fund anticipates, which could have a material adverse effect on its financial condition, results of operations and cash flows. Barings evaluates, negotiates, structures, closes and monitors the Fund’s investments in accordance with the terms of the Investment Advisory Agreement. The Fund can offer no assurance, however, that the investment professionals of Barings will continue to provide investment advice to the Fund or that the Fund will continue to have access to Barings’ investment professionals or its information and deal flow. Further, there can be no assurance that Barings will replicate its own historical success, and the Fund cautions you that its investment returns could be substantially lower than the returns achieved by other funds managed by Barings.

Risks Relating to the Fund’s Business and Structure [Member] | Uncertainty as to the value of a portion of the Fund’s portfolio investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 The Fund’s investment portfolio is and will continue to be recorded at fair value as determined in accordance with the Adviser’s valuation policies and procedures and, as a result, there is and will continue to be uncertainty as to the value of a portion of the Fund’s portfolio investments.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined in good faith by the Board. Portfolio investments and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The Board has designated Barings as valuation designee to perform the Fund’s fair value determinations relating to the value of the Fund’s assets for which market quotations are not readily available.
Typically, there is not a public market for the portion of fund securities allocated to privately held investments in which the Fund will invest. The Adviser conducts the valuation of such investments, upon which the Fund’s NAV is primarily based, in accordance with its valuation policy, as well as established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring (at least quarterly) basis in accordance with the 1940 Act and ASC Topic 820. The Fund’s valuation policy and processes were established by the Adviser and have been approved by the Board. The Adviser has established a pricing committee that is, subject to the oversight of the Board, responsible for the approval, implementation and oversight of the processes and methodologies that relate to the pricing and valuation of assets held by the Fund. The Adviser uses independent third-party providers to price the portfolio, but in the event an acceptable price cannot be obtained from an approved external source, the Adviser will utilize alternative methods in accordance with internal pricing procedures established by the Adviser's pricing committee.
The determination of fair value and consequently, the amount of unrealized appreciation and depreciation in the Fund’s portfolio, is to a certain degree subjective and dependent on the judgment of Barings. Certain factors that may be considered in determining the fair value of the Fund’s investments include the nature and realizable value of any collateral, the portfolio investment’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio investment does business, comparison to comparable publicly-traded companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Adviser’s fair value determinations may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale or disposition of one or more of the Fund’s investments. As a result, investors purchasing the Fund’s securities based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors selling shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their shares than the value of the Fund’s investments might warrant.

Risks Relating to the Fund’s Business and Structure [Member] | Investment discretion [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Barings, its relevant investment committee members, or its affiliates may, from time to time, possess material non-public information, limiting the Fund’s investment discretion.
Principals of Barings and its affiliates and members of Barings’ investment committee may serve as directors of, or in a similar capacity with, companies in which the Fund invests, the securities of which are purchased or sold on the Fund’s behalf. In the event that material nonpublic information is obtained with respect to such companies, or the Fund becomes subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, the Fund could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on the Fund.

Risks Relating to the Fund’s Business and Structure [Member] | Investing alongside other third parties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with investing alongside other third parties.
The Fund may invest alongside third parties through partnerships, joint ventures or other entities. Such investments may involve risks that are not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with the Fund’s interests, or may be in a position to take action contrary to its investment objectives. In addition, the Fund may in certain circumstances be liable for actions of such third party.
More specifically, joint ventures involve a third party that has approval rights over certain activities of the joint venture. The third party may take actions that are inconsistent with the Fund’s interests. For example, the third party may decline to approve an investment for the joint venture that the Fund otherwise wants the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowings by the joint venture is not included when calculating the Fund’s total borrowings and related leverage ratios and is not subject to asset coverage requirements imposed by the 1940 Act. If the activities of the joint venture were required to be consolidated with the Fund’s activities because of a change in U.S. GAAP rules or SEC staff interpretations, it is likely that the Fund would have to reorganize any such joint venture.

Risks Relating to the Fund’s Business and Structure [Member] | The fee structure under the Investment Advisory Agreement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The fee structure under the Investment Advisory Agreement may induce Barings to pursue speculative investments and incur leverage, which may not be in the best interests of the Fund’s shareholders.
Under the Investment Advisory Agreement, the Management Fee will be payable even if the value of your investment declines. The Management Fee is calculated based on the Fund’s Managed Assets, including assets purchased with borrowed funds or other forms of leverage (but excluding cash or cash equivalents). “Managed Assets” means the Fund’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Accordingly, the Management Fee is payable regardless of whether the value of the Fund’s gross assets and/or your investment has decreased during the then-current quarter and creates an incentive for Barings to incur leverage, which may not be consistent with the Fund’s shareholders’ interests. See “The Adviser, the Sub-Adviser, and the Administrator — Investment Advisory Agreement; Sub-Advisory Agreement — Management Fee.”

Risks Relating to the Fund’s Business and Structure [Member] | Liability is limited under the Investment Advisory Agreement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Barings’ liability is limited under the Investment Advisory Agreement, and the Fund is required to indemnify Barings against certain liabilities, which may lead Barings to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.
Pursuant to the Investment Advisory Agreement, Barings and any sub-adviser will not be liable to the Fund, and the Fund has agreed to indemnify them, for their acts under the Investment Advisory Agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. These protections may lead Barings to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.

Risks Relating to the Fund’s Business and Structure [Member] | Resign as the Fund’s investment adviser upon 60 days’ notice [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Barings is able to resign as the Fund’s investment adviser upon 60 days’ notice, and the Fund may not be able to find a suitable replacement within that time, or at all, resulting in a disruption in the Fund’s operations that could adversely affect its financial condition, business and results of operations.
Pursuant to the Investment Advisory Agreement, Barings has the right to resign as the Fund’s investment adviser upon 60 days’ written notice, whether a replacement has been found or not. If Barings resigns, it may be difficult to find a replacement investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If a replacement is not found quickly, the Fund’s business, results of operations and financial condition as well as its ability to pay distributions are likely to be adversely affected and the value of the Fund’s Common Shares may decline. In addition, the coordination of the Fund’s internal management and investment or administrative activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by Barings. Even if a comparable service provider or individuals performing such services are retained, whether internal or external, their integration into the Fund’s business and lack of familiarity with its investment objective may result in additional costs and time delays that may materially adversely affect its business, results of operations and financial condition.

Risks Relating to the Fund’s Business and Structure [Member] | Fund’s long-term ability to fund new investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s long-term ability to fund new investments and make distributions to its shareholders could be limited if the Fund is unable to renew, extend, replace or expand its current borrowing arrangements, or if financing becomes more expensive or less available.
There can be no guarantee that the Fund will be able to enter into, renew, extend, replace or expand borrowing arrangements on terms that are favorable to the Fund, if at all. The Fund’s ability to obtain replacement financing will be constrained by then-current economic conditions affecting the credit markets. The Fund’s inability to enter into, renew, extend, replace or expand these borrowing arrangements could have a material adverse effect on its liquidity and ability to fund new investments, the Fund’s ability to make distributions to its shareholders and its ability to qualify for tax treatment as a RIC under the Code.

Risks Relating to the Fund’s Business and Structure [Member] | PIK interest payments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to PIK interest payments.
Certain of the Fund’s debt investments may contain provisions providing for the payment of payment-in-kind (“PIK”) interest. Because PIK interest results in an increase in the size of the loan balance of the underlying loan, the receipt by the Fund of PIK interest will have the effect of increasing its assets under management. As a result, because the Management Fee that the Fund pays to the Adviser is based on the value of its gross assets, the receipt by the Fund of PIK interest will result in an increase in the amount of the Management Fee payable by the Fund.
To the extent original issue discount instruments, such as zero coupon bonds and PIK loans, constitute a significant portion of the Fund’s income, investors will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following: (a) the higher interest rates of PIK loans reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (b) PIK loans may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (c) market prices of zero-coupon or PIK securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash, and PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities; (d) because original issue discount income is accrued without any cash being received by the Fund, required cash distributions may have to be paid from offering proceeds or the sale of Fund assets without investors being given any notice of this fact; (e) the deferral of PIK interest increases the loan-to-value ratio, which is a measure of the riskiness of a loan; (f) even if the accounting conditions for income accrual are met, the borrower could still default when the Fund’s actual payment is due at the maturity of the loan; and (g) original issue discount creates risk of non-refundable cash payments to the Fund’s Adviser based on non-cash accruals that may never be realized.

Risks Relating to the Fund’s Business and Structure [Member] | The Fund may become party to financing agreements contain various covenants [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may become party to financing agreements contain various covenants, which, if not complied with, could accelerate its repayment obligations thereunder, thereby materially and adversely affecting its liquidity, financial condition, results of operations and ability to pay distributions.
The Fund will have a continuing need for capital to finance its investments. The Fund may become party to various financing agreements from time to time which may contain customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, minimum shareholders’ equity, minimum obligators’ net worth, minimum asset coverage, maximum net debt to equity, minimum liquidity and maintenance of RIC status. These financing arrangements may also contain customary events of default with customary cure and notice provisions, including, without limitation, nonpayment, misrepresentation of representations and warranties in a material respect, breach of covenant, cross-default to other indebtedness, bankruptcy, change of control, and material adverse effect.
The Fund’s compliance with the covenants under these financing agreements may depend on many factors, some of which are beyond its control, and there can be no assurance that the Fund will continue to comply with such covenants. The Fund’s failure to satisfy the respective covenants or otherwise default under one of its financing arrangements could result in foreclosure by the lenders thereunder, which would accelerate its repayment obligations under the financing arrangement and thereby have a material adverse effect on its business, liquidity, financial condition, results of operations and ability to pay distributions to its shareholders.

Risks Relating to the Fund’s Business and Structure [Member] | Cybersecurity risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity risks and cyber incidents may adversely affect the Fund’s business or the business of its portfolio investments by causing a disruption to the Fund’s operations or the operations of its portfolio investments, a compromise or corruption of the Fund’s confidential information or the confidential information of its portfolio investments and/or damage to the Fund’s business relationships or the business relationships of its portfolio investments, all of which could negatively impact the business, financial condition and operating results of the Fund or its portfolio investments.
A cyber incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the information resources of the Fund, Barings or the Fund’s portfolio investments. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to the Fund’s or Barings’ information systems or those of the Fund’s portfolio investments for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. Barings’ employees may be the target of fraudulent calls, emails and other forms of activities. The result of these incidents may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, increased cybersecurity protection and insurance costs, litigation and damage to business relationships. The Fund’s business operations rely upon secure information technology systems for data processing, storage, and reporting. The Fund depends on the effectiveness of the information and cybersecurity policies, procedures, and capabilities maintained by its affiliates and its and their respective third-party service providers to protect their computer and telecommunications systems and the data that reside on or are transmitted through them.
Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. As the Fund’s and its portfolio investments’ reliance on technology has increased, so have the risks posed to the Fund’s information systems, both internal and those provided by Barings and third-party service providers, and the information systems of the Fund’s portfolio investments. Barings has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as the Fund’s increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that the Fund’s financial results, operations or confidential information will not be negatively impacted by such an incident. In addition, cybersecurity continues to be a key priority for regulators around the world, and some jurisdictions have enacted laws requiring companies to notify individuals or the general investing public of data security breaches involving certain types of personal data, including the SEC, which, on July 26, 2023, adopted amendments requiring the prompt public disclosure of certain cybersecurity breaches. If the Fund fails to comply with the relevant laws and regulations, the Fund could suffer financial losses, a disruption of its business, liability to investors, regulatory intervention or reputational damage.

Risks Relating to the Fund’s Business and Structure [Member] | Inflation could adversely affect the business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation could adversely affect the business, results of operations, and financial condition of the Fund’s portfolio investments.
Certain of the Fund’s portfolio investments are in industries that could be impacted by inflation. If such portfolio investments are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on the Fund’s loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Fund’s portfolio investments’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Fund’s investments could result in future realized or unrealized losses and therefore reduce the Fund’s net assets resulting from operations.

Risks Relating to the Fund’s Business and Structure [Member] | Use of borrowing and leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is exposed to risks associated with the use of borrowings and leverage.
The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness).

Risks Relating to the Fund’s Business and Structure [Member] | Accelerate the Fund’s repayment obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s financing agreements contain various covenants, which, if not complied with, could accelerate the Fund’s repayment obligations thereunder, thereby materially and adversely affecting the Fund’s liquidity, financial condition, results of operations and ability to pay distributions.
The Fund will have a continuing need for capital to finance its investments. The Fund is party to various financing agreements from time to time, including the BNP Credit Facility, which contain customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, minimum shareholders’ equity, minimum asset coverage, maximum net debt to equity, and maintenance of RIC status. These financing arrangements also contain customary events of default with customary cure and notice provisions, including, without limitation, nonpayment, misrepresentation of representations and warranties in a material respect, breach of covenant, cross-default to other indebtedness, bankruptcy, change of control, and material adverse effect.
The Fund’s continued compliance with the covenants under these financing agreements depends on many factors, some of which are beyond its control, and there can be no assurance that the Fund will continue to comply with such covenants. The Fund’s failure to satisfy the respective covenants or otherwise default under one of its financing arrangements could result in foreclosure by the lenders thereunder, which would accelerate the Fund’s repayment obligations under the financing arrangement and thereby have a material adverse effect on its business, liquidity, financial condition, results of operations and ability to pay distributions to its shareholders.

Risks Relating to the Fund’s Business and Structure [Member] | Changes in interest rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is exposed to risks associated with changes in interest rates.
To the extent the Fund borrows money or issues debt securities or preferred shares to make investments, its net investment income will depend, in part, upon the difference between the rate at which the Fund borrows funds or pay interest or dividends on such debt securities or preferred shares and the rate at which the Fund invests these funds. Rising interest rates on floating rate loans the Fund makes could also drive an increase in defaults or accelerated refinancings. Some portfolio investments may be unable to refinance into fixed rate loans or repay outstanding amounts, leading to a gradual decline in the credit quality of the Fund’s portfolio. In periods of rising interest rates, the Fund’s cost may increase because the Fund expects that the interest rates on certain of amounts the Fund borrows will be floating. An increase in the general level of interest rates can be expected to lead to higher interest rates applicable to the Fund’s debt investments. Conversely, in periods of declining interest rates, the Fund may earn less interest income from investments and its cost of funds will also decrease, to a lesser extent, given certain of its currently outstanding indebtedness bears interest at fixed rates, resulting in lower net investment income. Additionally, in periods of declining interest rates, the rate of prepayments has historically tended to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, the Fund would expect reinvestment of the prepayment proceeds by the Fund to generally be at lower rates of return than the return on the assets that were prepaid.

Risks Relating to the Fund’s Business and Structure [Member] | Risks of investing in the Fund in the same way as the Fund’s borrowings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may in the future determine to fund a portion of its investments with preferred shares, which would magnify the potential for gain or loss and the risks of investing in the Fund in the same way as the Fund’s borrowings.
Preferred shares, which is another form of leverage, have the same risks to the Fund’s common shareholders as borrowings because the dividends on any preferred shares the Fund issues must be cumulative. Payment of such dividends and repayment of the liquidation preference of such preferred shares must take preference over any dividends or other payments to the Fund’s common shareholders, and preferred shareholders are not subject to any of its expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference.

Risks Relating to the Fund’s Business and Structure [Member] | Changes without prior notice or shareholder approval [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s Board of Trustees may change the Fund’s investment objectives, operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.
The Board has the authority to modify or waive the Fund’s current investment objectives, operating policies and strategies without prior notice and without shareholder approval (except as required by the 1940 Act). However, absent shareholder approval, the Fund may not change the nature of its business so as to cease to be a closed-end fund. The Fund cannot predict the effect any changes to its current operating policies, investment criteria and strategies would have on its business, NAV, operating results and value of its shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay you distributions and cause you to lose all or part of your investment. Moreover, the Fund will have significant flexibility in investing the net proceeds from any future offering and may use the net proceeds from such offerings in ways with which investors may not agree or for purposes other than those contemplated at the time of the offering.

Risks Relating to the Fund’s Business and Structure [Member] | Subject to corporate-level U.S. federal income tax [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund will be subject to corporate-level U.S. federal income tax if the Fund is unable to maintain its tax treatment as a RIC under Subchapter M of the Code, which will adversely affect its results of operations and financial condition.
The Fund has elected to be treated, and intends to qualify annually thereafter, as a RIC under the Code, which generally allows it to avoid being subject to corporate-level U.S. federal income tax. To maintain RIC tax treatment under the Code, the Fund must meet the following annual distribution, income source and asset diversification requirements:
●
The annual distribution requirement for a RIC will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90.0% of its net ordinary income and net short-term capital gain in excess of net long-term capital loss, or investment company taxable income (“ICTI”), if any. The Fund will be subject to a 4.0% nondeductible U.S. federal excise tax, however, to the extent that the Fund does not satisfy certain additional minimum distribution requirements on a calendar year basis. Because the Fund uses debt financing, the Fund is subject to certain asset coverage ratio requirements under the 1940 Act and is currently, and may in the future become, subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the annual distribution requirement. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
●
The income source requirement will be satisfied if the Fund obtains at least 90.0% of its income for each year from distributions, interest, and gains from the sale of shares or securities or similar sources.
●
The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of its taxable year. To satisfy this requirement, at least 50.0% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities, provided such other securities of any one issuer do not represent more than 5.0% of the value of the Fund’s assets or more than 10.0% of the outstanding voting securities of the issuer; and no more than 25.0% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of RIC tax treatment. Because a portion of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If the Fund fails to maintain RIC tax treatment for any reason and are subject to corporate-level U.S. federal income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. The Fund may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes.

Risks Relating to the Fund’s Business and Structure [Member] | May not be able to pay distributions to its shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may not be able to pay distributions to its shareholders, its distributions may not grow over time, a portion of distributions paid to its shareholders may be a return of capital and investors in any debt securities the Fund may issue may not receive all of the interest income to which they are entitled.
The Fund intends to pay monthly distributions to its shareholders out of assets legally available for distribution. The Fund cannot assure you that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions might be harmed by, among other things, the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to the Fund as a closed-end fund could, in the future, limit its ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on the Fund’s earnings, its financial condition, maintenance of its RIC tax treatment, compliance with applicable closed-end fund regulations, compliance with the covenants under the Fund’s financing agreements and any debt securities the Fund may issue and such other factors as the Board may deem relevant from time to time. The Fund cannot assure you that it will pay distributions to its shareholders in the future.
Some of the above-described risks may also inhibit the Fund’s ability to make required interest payments to holders of any debt securities the Fund may issue, which may cause a default under the terms of its debt agreements. Such a default could materially increase the Fund’s cost of raising capital, as well as cause the Fund to incur penalties or trigger cross-default provisions under the terms of its debt agreements.
When the Fund makes distributions, the Fund will be required to determine the extent to which such distributions are paid out of current or accumulated earnings and profits, recognized capital gain or capital. To the extent there is a return of capital, investors will be required to reduce their basis in the Fund’s Common Shares for U.S. federal income tax purposes, which may result in a higher tax liability when such Common Shares are sold, even if they have not increased in value or have lost value.

Risks Relating to the Fund’s Business and Structure [Member] | May have difficulty paying its required distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may have difficulty paying its required distributions if the Fund recognizes income before or without receiving cash representing such income.
For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with contractual PIK interest or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Investments structured with these features may represent a higher level of credit risk compared to investments generating income which must be paid in cash on a current basis. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as PIK interest. The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for U.S. federal income tax purposes.
Because any original issue discount or other amounts accrued will be included in the Fund’s ICTI for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise debt or additional equity capital or forego new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.

Risks Relating to the Fund’s Business and Structure [Member] | Fund intends to distribute substantially [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because the Fund intends to distribute substantially all of its income to its shareholders to maintain its tax treatment as a RIC, the Fund will continue to need additional capital to finance its growth, and regulations governing its operation as a closed-end fund will affect the Fund’s ability to, and the way in which it, raises additional capital and make distributions.
In order to satisfy the requirements applicable to a RIC, and to avoid payment of U.S. federal excise tax, the Fund intends to distribute to its shareholders substantially all of its net ordinary income and net capital gain income except for certain net long-term capital gains recognized, some or all of which the Fund may retain, pay applicable U.S. federal income taxes with respect thereto and elect to treat as deemed distributions to its shareholders. As a closed-end fund, the Fund generally is required to meet a coverage ratio of total assets to total senior securities, which includes all of its borrowings and any preferred shares the Fund may issue, of at least 200%. This requirement limits the amount that the Fund may borrow and may prohibit it from making distributions. If the value of the Fund’s assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of its investments or sell additional securities and, depending on the nature of its leverage, to repay a portion of its indebtedness at a time when such sales may be disadvantageous. In addition, issuance of additional securities could dilute the percentage ownership of the Fund’s current shareholders in the Fund.
While the Fund expects to be able to borrow and to issue debt and additional equity securities, the Fund cannot assure you that debt and equity financing will be available to it on favorable terms, or at all. If additional funds are not available to the Fund, the Fund could be forced to curtail or cease new investment activities, and its NAV could decline.

Risks Relating to the Fund’s Business and Structure [Member] | Non-U.S. shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There may be withholding of U.S. federal income tax on dividends for non-U.S. shareholders
Distributions by a closed-end fund generally are treated as dividends for U.S. tax purposes, and will be subject to U.S. income or withholding tax unless the shareholder receiving the dividend qualifies for an exemption from U.S. tax, or the distribution is subject to one of the special look-through rules described below. Distributions paid out of net capital gains can qualify for a reduced rate of taxation in the hands of an individual U.S. shareholder, and an exemption from U.S. tax in the hands of a non-U.S. shareholder.
However, if reported by a RIC, dividend distributions by the RIC derived from certain interest income (such distributions, “interest-related dividends”) and certain net short-term capital gains (such distributions, “short-term capital gain dividends”) generally are exempt from U.S. withholding tax otherwise imposed on non-U.S. shareholders. Interest-related dividends are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain interest and original issue discount on obligations “in registered form” as well as interest on bank deposits earned by a RIC, less allocable deductions) from sources within the United States. Short-term capital gain dividends are dividends that are attributable to net short-term capital gains, other than short-term capital gains recognized on the disposition of U.S. real property interests, earned by a RIC. However, no assurance can be given as to whether any of the Fund’s distributions will be eligible for this exemption from U.S. withholding tax or, if eligible, will be reported as such by the Fund. Furthermore, in the case of the Fund’s Common Shares held through an intermediary, the intermediary may have withheld U.S. federal income tax even if the Fund reported the payment as an interest-related dividend or short-term capital gain dividend.
A failure of any portion of the Fund’s distributions to qualify for the exemption for interest-related dividends or short-term capital gain dividends would not affect the treatment of non-U.S. shareholders that qualify for an exemption from U.S. withholding tax on dividends by reason of their special status (for example, foreign government-related entities and certain pension funds resident in favorable treaty jurisdictions).

Risks Relating to the Fund’s Business and Structure [Member] | Highly dependent on information systems [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is highly dependent on information systems and systems failures could significantly disrupt its business, which may, in turn, negatively affect its liquidity, financial condition and results of operations.
The Fund’s business depends on the communications and information systems of Barings, its affiliates and the Fund’s or Barings’ third-party service providers. Any failure or interruption of those systems or services, including as a result of the termination or suspension of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s or Barings’ business activities. The Fund’s or Barings’ financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond the Fund’s control and adversely affect its business. Among other things, there could be sudden electrical or telecommunications outages, natural disasters, disease pandemics, events arising from local or larger scale political or social matters and/or cyber-attacks, any one or more of which could have a material adverse effect on the Fund’s business, financial condition and operating results and negatively affect the market price of the Fund’s Common Shares.

Risks Relating to the Fund’s Business and Structure [Member] | AI and machine learning technology [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with AI and machine learning technology.
Artificial intelligence (“AI”), including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, or collectively, AI, and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.
Recent technological advances in AI pose risks to the Fund, the Adviser, and the Fund’s portfolio investments. The Fund and its portfolio investments could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI in their business activities. The Fund and its portfolio investments may not be in a position to control the use of AI technology in third-party products or services.
Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming part accessible by other third-party AI applications and users. While the Adviser does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Fund’s business, the Adviser’s business, and the business of the Fund’s portfolio investments, including by potentially significantly disrupting the markets in which the Adviser’s and the Fund’s portfolio investments operate or subjecting the Fund, its portfolio investments and the Adviser to increased competition and regulation, which could materially and adversely affect business, financial condition or results of operations of the Fund, its portfolio investments and the Adviser. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the Fund’s portfolio investments and the Adviser.
Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error-potentially materially so-and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Fund or its portfolio investments are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.
AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Risks Relating to the Fund’s Business and Structure [Member] | Securities litigation or shareholder activism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s business and operations may be negatively affected by securities litigation or shareholder activism, which could cause it to incur significant expense, hinder execution of its investment strategy and impact its Common Share price.
In the past, following periods of volatility in the market price of a company’s securities, securities class-action litigation has often been brought against that company. In addition, shareholder activism, which could take many forms or arise in a variety of situations, including making public demands that the Fund considers strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or its management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Board, has increased in the closed-end funds space in recent years. Securities litigation and shareholder activism, including potential proxy contests, may result in substantial costs and divert management’s and the Board’s attention and resources from the Fund’s business. Additionally, such securities litigation and shareholder activism could give rise to perceived uncertainties as to the Fund’s future, adversely affect its relationships with service providers and make it more difficult for Barings to attract and retain qualified personnel. Also, the Fund may be required to incur significant legal fees and other expenses related to any securities litigation and activist shareholder matters. Further, the Fund’s Common Share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any securities litigation and shareholder activism.

Risks Relating to the Fund’s Business and Structure [Member] | Period of capital markets disruption and economic uncertainty [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is currently operating in a period of capital markets disruption and economic uncertainty.
The success of the Fund’s activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. These factors also could adversely affect the availability or cost of the Fund’s leverage, which would result in lower returns. In addition, the U.S. capital markets have experienced volatility and disruption in recent years. Disruptions in the capital markets in the past have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.
These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events have limited and could continue to limit the Fund’s investment originations, limit its ability to grow and have a material negative impact on its operating results and the fair values of its debt and equity investments.

Risks Relating to the Fund’s Business and Structure [Member] | High degree of portfolio turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund might result in a high degree of portfolio turnover.
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and generate short-term capital gains taxable as ordinary income.

Risks Relating to the Fund’s Business and Structure [Member] | Potential conflicts of interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are potential conflicts of interest, including the management of other investment funds and accounts by Barings, which could impact the Fund’s investment returns.
The potential for material conflicts of interest may exist as the members of the portfolio management team have responsibilities for the day-to-day management of multiple advisory accounts. These conflicts may be heightened to the extent the individual, Barings and/or an affiliate has an investment in one or more of such accounts. Barings has identified areas where material conflicts of interest are most likely to arise, and has adopted policies and procedures that it believes are reasonable to address such conflicts. See “Conflicts of Interest.”

Risks Relating to the Fund’s Securities [Member] | Risks Relating to the Fund’s Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Fund’s Securities
Common shares of closed-end funds frequently trade at a discount to their NAV and may trade at premiums that may prove to be unsustainable.
Common shares of closed-end funds frequently trade at a discount from NAV, and may trade at premiums that may prove to be unsustainable. This characteristic of closed-end funds is separate and distinct from the risk that the Fund’s NAV per Common Share may decline. The Fund cannot predict whether its Common Shares will trade at, above or below NAV. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon changes in premium or discount levels than upon increases or decreases in NAV per share.
In addition, at times when the Fund’s Common Shares trades below NAV, the Fund will generally not be able to issue additional Common Shares at the market price without first obtaining the approval of its shareholders and its Independent Trustees. The Fund may, however, sell its Common Shares, or warrants, options or rights to acquire its Common Shares, at a price below the current NAV per Common Share if the Fund’s Board determines that such sale is in the Fund’s best interests and the best interests of the Fund’s shareholders, and the Fund’s shareholders approve such sale. Any such sale would be dilutive to the NAV per Common Share. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Fund’s Board, closely approximates the market value of such securities (less any commission or discount). If the Fund’s Common Shares trade at a discount to NAV, this restriction could adversely affect the Fund’s ability to raise capital.
Investing in the Fund’s securities may involve an above average degree of risk.
The investments the Fund makes in accordance with its investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. The Fund’s investments in portfolio investments may be highly speculative, and therefore, an investment in its shares may not be suitable for someone with lower risk tolerance.
The market price of the Fund’s securities may be volatile and fluctuate significantly.
Fluctuations in the trading prices of the Fund’s Common Shares may adversely affect the liquidity of the trading market for the Common Shares and, if the Fund seeks to raise capital through future equity financings, its ability to raise such equity capital. The market price and liquidity of the market for the Fund’s securities may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to its operating performance. These factors include:
●
significant volatility in the market price and trading volume of securities of closed-end funds or other companies in the Fund’s sector, which are not necessarily related to the operating performance of these companies;
●
changes in regulatory policies or tax guidelines, particularly with respect to RICs or closed-end funds;
●
inability to obtain certain exemptive relief from the SEC;
●
loss of RIC tax treatment;
●
changes in earnings or variations in operating results;
●
changes in the value of the Fund’s portfolio of investments;
●
any shortfall in investment income or net investment income or any increase in losses from levels expected by investors or securities analysts;
●
conversion features of subscription rights, warrants or convertible debt;
●
loss of a major funding source;
●
fluctuations in interest rates;
●
the operating performance of companies comparable to the Fund;
●
departure of Barings’ or any of its affiliates’ key personnel;
●
proposed, or completed, offerings of the Fund’s securities, including classes other than the Fund’s Common Shares;
●
global or national credit market changes; and
●
general economic trends and other external factors.
The market for any security is subject to volatility. The loans and securities purchased by the Fund and issued by the Fund are no exception to this fundamental investment truism that prices will fluctuate.
Sales of substantial amounts of the Fund’s Common Shares in the public market may have an adverse effect on the market price of its Common Shares.
Sales of substantial amounts of the Fund’s Common Shares, or the availability of such Common Shares for sale, could adversely affect the prevailing market prices for its Common Shares. If this occurs and continues, it could impair the Fund’s ability to raise additional capital through the sale of securities should the Fund desire to do so.
If the Fund sells Common Shares at a discount to its NAV per share, shareholders will experience immediate dilution in an amount that may be material.
Any sale of Common Shares at a price below NAV would result in an immediate dilution to existing common shareholders. During periods of time in which the Fund has authority from shareholders to issue Common Shares at a price below NAV, such Common Shares could be issued at a price that is substantially below the NAV per share, and the resulting dilution could be substantial. This dilution would include reduction in the NAV per Common Share as a result of the issuance of Common Shares at a price below the NAV per Common Share and a proportionately greater decrease in a shareholder’s interest in the earnings and assets of the Fund and voting interest in the Fund than the increase in the assets, potential earnings and voting interests of the Fund resulting from such issuance. In addition, such issuances or sales may adversely affect the price at which the Fund’s Common Shares trades.
Shareholders will experience dilution if they do not participate in the Fund’s DRIP.
All distributions declared in cash payable to shareholders that are participants in the Fund’s DRIP are automatically reinvested (net of applicable withholding tax) in Common Shares. As a result, shareholders that do not participate in the DRIP will experience dilution in their ownership percentage of Common Shares over time.
Shareholders’ interest in the Fund may be diluted if they do not fully exercise their subscription rights in any rights offering.
In the event the Fund issues subscription rights to purchase Common Shares to existing shareholders, shareholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in the Fund than would otherwise be the case if they fully exercised their rights. The Fund cannot state precisely the amount of any such dilution in share ownership because it does not know at this time what proportion of the Common Shares will be purchased as a result of the offer.
In addition, if the subscription price is less than the Fund’s NAV per Common Share, then shareholders would experience an immediate dilution of the aggregate NAV of their shares as a result of the offer. The amount of any decrease in NAV is not predictable because it is not known at this time what the subscription price and NAV per share will be on the expiration date of the rights offering or what proportion of the Common Shares will be purchased as a result of the offer. Such dilution could be substantial.
Anti-takeover and other provisions in the Fund’s Declaration of Trust could deter takeover attempts and have an adverse impact on the price of the Fund’s Common Shares.
The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions in the Declaration of Trust could have the effect of depriving the common shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares, and may, in certain circumstances, give rise to a conflict of interest between the Adviser and/or the Sub-Adviser, on the one hand, and the common shareholders, on the other hand.
If the Fund issues preferred shares and/or debt securities, the NAV and market value of the Fund’s Common Shares may become more volatile.
The Fund cannot assure you that the issuance of preferred shares and/or debt securities would result in a higher yield or return to the holders of the Fund’s Common Shares. The issuance of preferred shares and/or debt securities would likely cause the NAV and market value of the Fund’s Common Shares to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to approach the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the holders of the Fund’s Common Shares would be reduced. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to exceed the net rate of return on the Fund’s portfolio, the use of leverage would result in a lower rate of return to the holders of Common Shares than if the Fund had not issued the preferred shares or debt securities. Any decline in the NAV of the Fund’s investment would be borne entirely by the holders of its Common Shares. Therefore, if the market value of the Fund’s portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of the Fund’s Common Shares than if the Fund were not leveraged through the issuance of preferred shares or debt securities. This decline in NAV would also tend to cause a greater decline in the market price for the Fund’s Common Shares.
There is also a risk that, in the event of a sharp decline in the value of the Fund’s net assets, the Fund would be in danger of failing to maintain required asset coverage ratios which may be required by the preferred shares and/or debt securities or of a downgrade in the ratings of the preferred shares and/or debt securities or the Fund’s current investment income might not be sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. In order to counteract such an event, the Fund might need to liquidate investments in order to fund redemption of some or all of the preferred shares and/or debt securities. In addition, the Fund would pay (and the holders of its Common Shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares and/or debt securities. Holders of preferred shares and/or debt securities may have different interests than holders of Common Shares and may at times have disproportionate influence over the Fund’s affairs.
There is a risk that investors in the Fund’s Common Shares may not receive a specified level of dividends or that the Fund’s dividends may not grow over time and that investors in any debt securities the Fund may issue may not receive all of the interest income to which they are entitled.
The Fund intends to make distributions on a monthly basis to its shareholders out of assets legally available for distribution. The Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. If the Fund declares a dividend and if more shareholders opt to receive cash distributions rather than participate in its DRIP, the Fund may be forced to sell some of its investments in order to make cash dividend payments.
In addition, due to the asset coverage and NAV tests applicable to the Fund as a closed-end fund and under covenants under any of its financing agreements, the Fund may be limited in its ability to make distributions. Further, if the Fund invests a greater amount of assets in equity securities that do not pay current dividends, it could reduce the amount available for distribution.
Future offerings of debt securities, which would be senior to the Fund’s Common Shares upon liquidation, or equity securities, which could dilute the Fund’s existing shareholders and may be senior to the Fund’s Common Shares for the purposes of distributions, may harm the value of the Fund’s Common Shares.
In the future, the Fund may attempt to increase its capital resources by making offerings of additional debt securities or additional equity securities, including commercial paper, medium-term notes, senior or subordinated notes and classes of preferred shares or Common Shares subject to the restrictions of the 1940 Act. Upon a liquidation of the Fund, holders of the Fund’s debt securities and preferred shares and lenders with respect to other borrowings would receive a distribution of its available assets prior to the holders of its Common Shares. Additional equity offerings by the Fund may dilute the holdings of its existing shareholders or reduce the value of its Common Shares, or both. Any preferred shares the Fund may issue would have a preference on distributions that could limit its ability to make distributions to the holders of its Common Shares. Because the Fund’s decision to issue securities in any future offering will depend on market conditions and other factors beyond its control, the Fund cannot predict or estimate the amount, timing or nature of its future offerings. Thus, the Fund’s shareholders bear the risk of the Fund’s future offerings reducing the market price of its Common Shares and diluting their holdings in the Fund. In addition, proceeds from a sale of Common Shares will likely be used to increase the Fund’s total assets or to pay down its borrowings, among other uses. This would increase the Fund’s asset coverage ratio and permit the Fund to incur additional leverage under rules pertaining to closed-end funds by increasing its borrowings or issuing senior securities such as preferred shares or debt securities.
You may have a current tax liability on distributions reinvested in the Fund’s Common Shares pursuant to its DRIP or otherwise but would not receive cash from such distributions to pay such tax liability.
If you participate in the Fund’s DRIP, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s Common Shares to the extent the amount reinvested was not a tax-free return of capital. As a result, unless you are a tax-exempt entity, you may have to use funds from other sources to pay your tax liability on the value of the Fund’s Common Shares received from the distribution.
In addition, in order to satisfy the annual distribution requirement applicable to RICs, the Fund has the ability to declare a large portion of a dividend in the Common Shares instead of in cash. As long as a portion of such dividend is paid in cash (which portion may be as low as 20% of the declared dividend) and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the shareholder in the same manner as a cash dividend, even though most of the dividend was paid in the Fund’s Common Shares. The Fund currently does not intend to pay dividends in the Common Shares other than in connection with its DRIP.
A downgrade, suspension or withdrawal of the credit rating, if any, assigned by a rating agency to the Fund, or change in the debt markets could cause the liquidity or market value of the Fund’s securities to decline significantly.
The Fund’s credit ratings are an assessment by rating agencies of its ability to pay its debts when due. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. The Fund undertakes no obligation to maintain its credit ratings, except as may be required under the terms of any applicable indenture or other governing document. There can be no assurance that its credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Fund’s business or operations, so warrant. Any downgrades to the Fund could increase its cost of capital or otherwise have a negative effect on its results of operations and financial condition.

Risks Relating to the Fund’s Securities [Member] | Trade at a discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common shares of closed-end funds frequently trade at a discount to their NAV and may trade at premiums that may prove to be unsustainable.
Common shares of closed-end funds frequently trade at a discount from NAV, and may trade at premiums that may prove to be unsustainable. This characteristic of closed-end funds is separate and distinct from the risk that the Fund’s NAV per Common Share may decline. The Fund cannot predict whether its Common Shares will trade at, above or below NAV. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon changes in premium or discount levels than upon increases or decreases in NAV per share.
In addition, at times when the Fund’s Common Shares trades below NAV, the Fund will generally not be able to issue additional Common Shares at the market price without first obtaining the approval of its shareholders and its Independent Trustees. The Fund may, however, sell its Common Shares, or warrants, options or rights to acquire its Common Shares, at a price below the current NAV per Common Share if the Fund’s Board determines that such sale is in the Fund’s best interests and the best interests of the Fund’s shareholders, and the Fund’s shareholders approve such sale. Any such sale would be dilutive to the NAV per Common Share. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Fund’s Board, closely approximates the market value of such securities (less any commission or discount). If the Fund’s Common Shares trade at a discount to NAV, this restriction could adversely affect the Fund’s ability to raise capital.

Risks Relating to the Fund’s Securities [Member] | Fund’s securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in the Fund’s securities may involve an above average degree of risk.
The investments the Fund makes in accordance with its investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. The Fund’s investments in portfolio investments may be highly speculative, and therefore, an investment in its shares may not be suitable for someone with lower risk tolerance.

Risks Relating to the Fund’s Securities [Member] | Market price of the Fund’s securities may be volatile and fluctuate significantly [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The market price of the Fund’s securities may be volatile and fluctuate significantly.
Fluctuations in the trading prices of the Fund’s Common Shares may adversely affect the liquidity of the trading market for the Common Shares and, if the Fund seeks to raise capital through future equity financings, its ability to raise such equity capital. The market price and liquidity of the market for the Fund’s securities may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to its operating performance. These factors include:
●
significant volatility in the market price and trading volume of securities of closed-end funds or other companies in the Fund’s sector, which are not necessarily related to the operating performance of these companies;
●
changes in regulatory policies or tax guidelines, particularly with respect to RICs or closed-end funds;
●
inability to obtain certain exemptive relief from the SEC;
●
loss of RIC tax treatment;
●
changes in earnings or variations in operating results;
●
changes in the value of the Fund’s portfolio of investments;
●
any shortfall in investment income or net investment income or any increase in losses from levels expected by investors or securities analysts;
●
conversion features of subscription rights, warrants or convertible debt;
●
loss of a major funding source;
●
fluctuations in interest rates;
●
the operating performance of companies comparable to the Fund;
●
departure of Barings’ or any of its affiliates’ key personnel;
●
proposed, or completed, offerings of the Fund’s securities, including classes other than the Fund’s Common Shares;
●
global or national credit market changes; and
●
general economic trends and other external factors.
The market for any security is subject to volatility. The loans and securities purchased by the Fund and issued by the Fund are no exception to this fundamental investment truism that prices will fluctuate.

Risks Relating to the Fund’s Securities [Member] | Sales of substantial amounts of the Fund’s Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sales of substantial amounts of the Fund’s Common Shares in the public market may have an adverse effect on the market price of its Common Shares.
Sales of substantial amounts of the Fund’s Common Shares, or the availability of such Common Shares for sale, could adversely affect the prevailing market prices for its Common Shares. If this occurs and continues, it could impair the Fund’s ability to raise additional capital through the sale of securities should the Fund desire to do so.

Risks Relating to the Fund’s Securities [Member] | If the Fund sells Common Shares at a discount to its NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If the Fund sells Common Shares at a discount to its NAV per share, shareholders will experience immediate dilution in an amount that may be material.
Any sale of Common Shares at a price below NAV would result in an immediate dilution to existing common shareholders. During periods of time in which the Fund has authority from shareholders to issue Common Shares at a price below NAV, such Common Shares could be issued at a price that is substantially below the NAV per share, and the resulting dilution could be substantial. This dilution would include reduction in the NAV per Common Share as a result of the issuance of Common Shares at a price below the NAV per Common Share and a proportionately greater decrease in a shareholder’s interest in the earnings and assets of the Fund and voting interest in the Fund than the increase in the assets, potential earnings and voting interests of the Fund resulting from such issuance. In addition, such issuances or sales may adversely affect the price at which the Fund’s Common Shares trades.

Risks Relating to the Fund’s Securities [Member] | Shareholders will experience dilution if they do not participate in the Fund’s DRIP [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholders will experience dilution if they do not participate in the Fund’s DRIP.
All distributions declared in cash payable to shareholders that are participants in the Fund’s DRIP are automatically reinvested (net of applicable withholding tax) in Common Shares. As a result, shareholders that do not participate in the DRIP will experience dilution in their ownership percentage of Common Shares over time.

Risks Relating to the Fund’s Securities [Member] | Shareholders’ interest in the Fund may be diluted [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholders’ interest in the Fund may be diluted if they do not fully exercise their subscription rights in any rights offering.
In the event the Fund issues subscription rights to purchase Common Shares to existing shareholders, shareholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in the Fund than would otherwise be the case if they fully exercised their rights. The Fund cannot state precisely the amount of any such dilution in share ownership because it does not know at this time what proportion of the Common Shares will be purchased as a result of the offer.
In addition, if the subscription price is less than the Fund’s NAV per Common Share, then shareholders would experience an immediate dilution of the aggregate NAV of their shares as a result of the offer. The amount of any decrease in NAV is not predictable because it is not known at this time what the subscription price and NAV per share will be on the expiration date of the rights offering or what proportion of the Common Shares will be purchased as a result of the offer. Such dilution could be substantial.

Risks Relating to the Fund’s Securities [Member] | Anti-takeover and other provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-takeover and other provisions in the Fund’s Declaration of Trust could deter takeover attempts and have an adverse impact on the price of the Fund’s Common Shares.
The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions in the Declaration of Trust could have the effect of depriving the common shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares, and may, in certain circumstances, give rise to a conflict of interest between the Adviser and/or the Sub-Adviser, on the one hand, and the common shareholders, on the other hand.

Risks Relating to the Fund’s Securities [Member] | Fund issues preferred shares and/or debt securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If the Fund issues preferred shares and/or debt securities, the NAV and market value of the Fund’s Common Shares may become more volatile.
The Fund cannot assure you that the issuance of preferred shares and/or debt securities would result in a higher yield or return to the holders of the Fund’s Common Shares. The issuance of preferred shares and/or debt securities would likely cause the NAV and market value of the Fund’s Common Shares to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to approach the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the holders of the Fund’s Common Shares would be reduced. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to exceed the net rate of return on the Fund’s portfolio, the use of leverage would result in a lower rate of return to the holders of Common Shares than if the Fund had not issued the preferred shares or debt securities. Any decline in the NAV of the Fund’s investment would be borne entirely by the holders of its Common Shares. Therefore, if the market value of the Fund’s portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of the Fund’s Common Shares than if the Fund were not leveraged through the issuance of preferred shares or debt securities. This decline in NAV would also tend to cause a greater decline in the market price for the Fund’s Common Shares.
There is also a risk that, in the event of a sharp decline in the value of the Fund’s net assets, the Fund would be in danger of failing to maintain required asset coverage ratios which may be required by the preferred shares and/or debt securities or of a downgrade in the ratings of the preferred shares and/or debt securities or the Fund’s current investment income might not be sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. In order to counteract such an event, the Fund might need to liquidate investments in order to fund redemption of some or all of the preferred shares and/or debt securities. In addition, the Fund would pay (and the holders of its Common Shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares and/or debt securities. Holders of preferred shares and/or debt securities may have different interests than holders of Common Shares and may at times have disproportionate influence over the Fund’s affairs.

Risks Relating to the Fund’s Securities [Member] | There is a risk that investors in the Fund’s Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There is a risk that investors in the Fund’s Common Shares may not receive a specified level of dividends or that the Fund’s dividends may not grow over time and that investors in any debt securities the Fund may issue may not receive all of the interest income to which they are entitled.
The Fund intends to make distributions on a monthly basis to its shareholders out of assets legally available for distribution. The Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. If the Fund declares a dividend and if more shareholders opt to receive cash distributions rather than participate in its DRIP, the Fund may be forced to sell some of its investments in order to make cash dividend payments.
In addition, due to the asset coverage and NAV tests applicable to the Fund as a closed-end fund and under covenants under any of its financing agreements, the Fund may be limited in its ability to make distributions. Further, if the Fund invests a greater amount of assets in equity securities that do not pay current dividends, it could reduce the amount available for distribution.

Risks Relating to the Fund’s Securities [Member] | Future offerings of debt securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Future offerings of debt securities, which would be senior to the Fund’s Common Shares upon liquidation, or equity securities, which could dilute the Fund’s existing shareholders and may be senior to the Fund’s Common Shares for the purposes of distributions, may harm the value of the Fund’s Common Shares.
In the future, the Fund may attempt to increase its capital resources by making offerings of additional debt securities or additional equity securities, including commercial paper, medium-term notes, senior or subordinated notes and classes of preferred shares or Common Shares subject to the restrictions of the 1940 Act. Upon a liquidation of the Fund, holders of the Fund’s debt securities and preferred shares and lenders with respect to other borrowings would receive a distribution of its available assets prior to the holders of its Common Shares. Additional equity offerings by the Fund may dilute the holdings of its existing shareholders or reduce the value of its Common Shares, or both. Any preferred shares the Fund may issue would have a preference on distributions that could limit its ability to make distributions to the holders of its Common Shares. Because the Fund’s decision to issue securities in any future offering will depend on market conditions and other factors beyond its control, the Fund cannot predict or estimate the amount, timing or nature of its future offerings. Thus, the Fund’s shareholders bear the risk of the Fund’s future offerings reducing the market price of its Common Shares and diluting their holdings in the Fund. In addition, proceeds from a sale of Common Shares will likely be used to increase the Fund’s total assets or to pay down its borrowings, among other uses. This would increase the Fund’s asset coverage ratio and permit the Fund to incur additional leverage under rules pertaining to closed-end funds by increasing its borrowings or issuing senior securities such as preferred shares or debt securities.

Risks Relating to the Fund’s Securities [Member] | Tax liability on distributions reinvested in the Fund’s Common Shares pursuant to its DRIP [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
You may have a current tax liability on distributions reinvested in the Fund’s Common Shares pursuant to its DRIP or otherwise but would not receive cash from such distributions to pay such tax liability.
If you participate in the Fund’s DRIP, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s Common Shares to the extent the amount reinvested was not a tax-free return of capital. As a result, unless you are a tax-exempt entity, you may have to use funds from other sources to pay your tax liability on the value of the Fund’s Common Shares received from the distribution.
In addition, in order to satisfy the annual distribution requirement applicable to RICs, the Fund has the ability to declare a large portion of a dividend in the Common Shares instead of in cash. As long as a portion of such dividend is paid in cash (which portion may be as low as 20% of the declared dividend) and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the shareholder in the same manner as a cash dividend, even though most of the dividend was paid in the Fund’s Common Shares. The Fund currently does not intend to pay dividends in the Common Shares other than in connection with its DRIP.

Risks Relating to the Fund’s Securities [Member] | Downgrade, suspension or withdrawal of the credit rating [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A downgrade, suspension or withdrawal of the credit rating, if any, assigned by a rating agency to the Fund, or change in the debt markets could cause the liquidity or market value of the Fund’s securities to decline significantly.
The Fund’s credit ratings are an assessment by rating agencies of its ability to pay its debts when due. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. The Fund undertakes no obligation to maintain its credit ratings, except as may be required under the terms of any applicable indenture or other governing document. There can be no assurance that its credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Fund’s business or operations, so warrant. Any downgrades to the Fund could increase its cost of capital or otherwise have a negative effect on its results of operations and financial condition.

General Risk Factors [Member] | General Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risk Factors
Global capital markets could enter a period of severe disruption and instability or an economic recession. These conditions have historically affected and could again materially and adversely affect debt and equity capital markets in the United States and around the world and could impair the Fund’s portfolio investments and harm its operating results.
The U.S. and global capital markets have from time to time experienced periods of disruption characterized by the freezing of available credit, a lack of liquidity in the debt capital markets, significant losses in the principal value of investments, the re-pricing of credit risk in the broadly syndicated credit market, the failure of major financial institutions and general volatility in the financial markets. During these periods of disruption, general economic conditions deteriorated with material and adverse consequences for the broader financial and credit markets, and the availability of debt and equity capital for the market as a whole, and financial services firms in particular, was reduced significantly. These conditions may reoccur for a prolonged period of time or materially worsen in the future.
Market conditions may in the future make it difficult to extend the maturity of or refinance the Fund’s existing indebtedness and any failure to do so could have a material adverse effect on the Fund’s business. If the Fund is unable to raise or refinance debt, then the Fund’s equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make new commitments or to fund existing commitments to its portfolio investments.
Given the volatility and dislocation that the capital markets have historically experienced, many funds have faced, and may in the future face, a challenging environment in which to raise capital. The Fund may in the future have difficulty accessing debt and equity capital on attractive terms, or at all, and a severe disruption or instability in the global financial markets or deteriorations in credit and financing conditions may cause the Fund to reduce the volume of the loans the Fund originates and/or funds, which may adversely affect the value of the Fund’s portfolio investments or otherwise have a material adverse effect on its business, financial condition, results of operations and cash flows. In addition, significant changes in the capital markets, including instances of extreme volatility and disruption, have had, and may in the future have, a negative effect on the valuations of the Fund’s investments and on the potential for liquidity events involving its investments. The Fund monitors developments and seeks to manage its investments in a manner consistent with achieving its investment objective, but there can be no assurance that the Fund will be successful in doing so, and the Fund may not timely anticipate or manage existing, new or additional risks, contingencies or developments, including regulatory developments in the current or future market environment.
An inability to raise capital, and any required sale of the Fund’s investments for liquidity purposes, could have a material adverse impact on the Fund’s business, financial condition or results of operations. The debt capital that will be available to the Fund in the future, if at all, may be at a higher cost and on less favorable terms and conditions than what the Fund currently experiences, including being at a higher cost in rising rate environments. If the Fund is unable to raise or refinance debt, then its equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make new commitments or to fund existing commitments to its portfolio investments. In addition, equity capital may be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a closed-end fund, the Fund is generally not able to issue additional Common Shares at a price less than NAV without first obtaining approval for such issuance from its shareholders and its Independent Trustees.
Many of the portfolio investments in which the Fund makes investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans the Fund made to them during these periods. Therefore, the Fund’s non-performing assets may increase and the value of its portfolio may decrease during these periods as the Fund is required to record the Fund’s investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and its portfolio investments’ funding costs, limit the Fund’s and its portfolio investments’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or its portfolio investments. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the portfolio investment’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio investment. In addition, if one of the Fund’s portfolio investments were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that portfolio investment, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
Terrorist attacks, acts of war, national disasters, outbreaks or pandemics may affect any market for the Fund’s securities, impact the businesses in which the Fund invests and harm its business, operating results and financial condition.
Terrorist acts, acts of war, national disasters, or public health crises (such as outbreaks or pandemics) may disrupt the Fund’s operations, as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19.
Geopolitical conflicts, and resulting market volatility, could also adversely affect the Fund’s business, operating results, and financial condition. The extent and duration or escalation of such conflicts, resulting sanctions and future market disruptions are impossible to predict, but could be significant. Any disruptions resulting from such conflicts and any future conflict (including cyberattacks, espionage or the use or threatened use of nuclear weapons) or resulting from actual or threatened responses to such actions could cause disruptions to any of the Fund’s portfolio investments located in affected regions or that have substantial business relationships with companies in affected regions. It is not possible to predict the duration or extent of longer-term consequences of these conflicts, which could include further sanctions, retaliatory and escalating measures, embargoes, regional instability, geopolitical shifts and adverse effects on or involving macroeconomic conditions, the energy sector, supply chains, inflation, security conditions, currency exchange rates and financial markets around the globe. Any such market disruptions could affect the Fund’s portfolio investments’ operations and, as a result, could have a material effect on the Fund’s business, financial condition and results of operations.
The extent to which any disease outbreaks or health pandemics may negatively affect the Fund’s and its portfolio investments’ operating results, or the duration of any potential business or supply chain disruption, is uncertain. These potential impacts, while uncertain, could adversely affect the Fund’s operating results and the operating results of the portfolio investments in which the Fund invests. There is a risk that any future disease outbreaks or health pandemics (including a recurrence of COVID-19) would impact the Fund’s ability to achieve its investment objectives. Further, if a future pandemic occurs during a period when the Fund’s investments are maturing, the Fund may not be able to realize its investments within the Fund’s term, or at all. In addition, future terrorist activities, military or security operations, natural disasters, disease outbreaks, pandemics or other similar events could weaken the domestic/global economies and create additional uncertainties, which may negatively impact the Fund’s portfolio investments and, in turn, could have a material effect on the Fund’s business, operating results and financial condition.
The Fund is subject to risks related to corporate social responsibility.
The Fund’s business faces increasing public scrutiny related to corporate social responsibility activities. The Fund risks damage to its brand and reputation if the Fund fails to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and the consideration of corporate social responsibility factors in the Fund’s investment processes. Adverse incidents with respect to corporate social responsibility activities could impact the value of the Fund’s brand, the cost of its operations and relationships with investors, all of which could adversely affect its business and results of operations. At the same time, different stakeholder groups have divergent views on corporate social responsibility matters, which increases the risk that any action or lack thereof with respect to corporate social responsibility matters will be perceived negatively by at least some stakeholders and may adversely impact the Fund’s reputation and business. If the Fund does not successfully manage corporate social responsibility-related expectations across these varied stakeholder interests, it could erode stakeholder trust, impact the Fund’s reputation and constrain the Fund’s business.
The Fund may experience fluctuations in its performance.
The Fund could experience fluctuations in its performance due to a number of factors, including its ability or inability to make investments in companies that meet its investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.
Economic recessions or downturns could impair the Fund’s portfolio investments and harm its operating results.
Many of the Fund’s portfolio investments may be susceptible to economic downturns or recessions and may be unable to repay its loans or meet other obligations during these periods. Therefore, during these periods the Fund’s non-performing assets may increase and the value of these assets may decrease. Adverse economic conditions may also decrease the value of collateral securing some of the Fund’s loans and the value of its debt and equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events could prevent the Fund from increasing investments and harm its operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Fund’s portfolio investment’s ability to meet its obligations under the debt securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio investment. In addition, if one of the Fund’s portfolio investments were to go bankrupt, even though the Fund may have structured its interest as senior debt or preferred equity, depending on the facts and circumstances, including the extent to which the Fund actually provided managerial assistance to that portfolio investment, a bankruptcy court might recharacterize the Fund’s debt or equity holding and subordinate all or a portion of its claim to those of other creditors.
Changes to U.S. tariff and import/export regulations may have a negative effect on the Fund’s portfolio investments and, in turn, harm the Fund.
The U.S. government has indicated its intent, made proposals and taken actions to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, existing bilateral or multi-lateral trade agreements and treaties with foreign countries. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. These developments, or the perception that more of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Fund’s portfolio investments’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio investments and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.
Changes in laws or regulations governing the Fund’s operations may adversely affect its business or cause the Fund to alter its business strategy.
The Fund, its subsidiaries and its portfolio investments are subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect. Additionally, new regulatory initiatives related to environmental, social and corporate governance could adversely affect the Fund’s business.
Additionally, any changes to the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy in order to avail it of new or different opportunities. Such changes could result in material differences to the strategies and plans set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of its management team to other types of investments in which its management team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of your investment.
The Fund, the Adviser, and the Fund’s portfolio investments may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.
The Fund’s cash and its Adviser’s cash is held in accounts at U.S. banking institutions that the Fund believes are of high quality. Cash held by the Fund, its Adviser and by its portfolio investments in non-interest-bearing and interest-bearing operating accounts may exceed the FDIC insurance limits. If such banking institutions were to fail, the Fund, its Adviser, or the Fund’s portfolio investments could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect the Fund’s, its Adviser’s and the Fund’s portfolio investments’ business, financial condition, results of operations, or prospects.
Although the Fund and its Adviser assess the Fund’s and its portfolio investments’ banking relationships as the Fund believes necessary or appropriate, the Fund’s and its portfolio investments’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize the Fund’s respective current and projected future business operations could be significantly impaired by factors that affect the Fund, its Adviser or its portfolio investments, the financial institutions with which the Fund, its Adviser or the Fund’s portfolio investments have arrangements directly, or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets, or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which the Fund, its Adviser or the Fund’s portfolio investments have financial or business relationships, but could also include factors involving financial markets or the financial services industry generally.
In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for the Fund, its Adviser, or its portfolio investments to acquire financing on acceptable terms or at all.

General Risk Factors [Member] | Global capital markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global capital markets could enter a period of severe disruption and instability or an economic recession. These conditions have historically affected and could again materially and adversely affect debt and equity capital markets in the United States and around the world and could impair the Fund’s portfolio investments and harm its operating results.
The U.S. and global capital markets have from time to time experienced periods of disruption characterized by the freezing of available credit, a lack of liquidity in the debt capital markets, significant losses in the principal value of investments, the re-pricing of credit risk in the broadly syndicated credit market, the failure of major financial institutions and general volatility in the financial markets. During these periods of disruption, general economic conditions deteriorated with material and adverse consequences for the broader financial and credit markets, and the availability of debt and equity capital for the market as a whole, and financial services firms in particular, was reduced significantly. These conditions may reoccur for a prolonged period of time or materially worsen in the future.
Market conditions may in the future make it difficult to extend the maturity of or refinance the Fund’s existing indebtedness and any failure to do so could have a material adverse effect on the Fund’s business. If the Fund is unable to raise or refinance debt, then the Fund’s equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make new commitments or to fund existing commitments to its portfolio investments.
Given the volatility and dislocation that the capital markets have historically experienced, many funds have faced, and may in the future face, a challenging environment in which to raise capital. The Fund may in the future have difficulty accessing debt and equity capital on attractive terms, or at all, and a severe disruption or instability in the global financial markets or deteriorations in credit and financing conditions may cause the Fund to reduce the volume of the loans the Fund originates and/or funds, which may adversely affect the value of the Fund’s portfolio investments or otherwise have a material adverse effect on its business, financial condition, results of operations and cash flows. In addition, significant changes in the capital markets, including instances of extreme volatility and disruption, have had, and may in the future have, a negative effect on the valuations of the Fund’s investments and on the potential for liquidity events involving its investments. The Fund monitors developments and seeks to manage its investments in a manner consistent with achieving its investment objective, but there can be no assurance that the Fund will be successful in doing so, and the Fund may not timely anticipate or manage existing, new or additional risks, contingencies or developments, including regulatory developments in the current or future market environment.
An inability to raise capital, and any required sale of the Fund’s investments for liquidity purposes, could have a material adverse impact on the Fund’s business, financial condition or results of operations. The debt capital that will be available to the Fund in the future, if at all, may be at a higher cost and on less favorable terms and conditions than what the Fund currently experiences, including being at a higher cost in rising rate environments. If the Fund is unable to raise or refinance debt, then its equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make new commitments or to fund existing commitments to its portfolio investments. In addition, equity capital may be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a closed-end fund, the Fund is generally not able to issue additional Common Shares at a price less than NAV without first obtaining approval for such issuance from its shareholders and its Independent Trustees.
Many of the portfolio investments in which the Fund makes investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans the Fund made to them during these periods. Therefore, the Fund’s non-performing assets may increase and the value of its portfolio may decrease during these periods as the Fund is required to record the Fund’s investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and its portfolio investments’ funding costs, limit the Fund’s and its portfolio investments’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or its portfolio investments. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the portfolio investment’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio investment. In addition, if one of the Fund’s portfolio investments were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that portfolio investment, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.

General Risk Factors [Member] | Terrorist attacks, acts of war, national disasters, outbreaks or pandemics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist attacks, acts of war, national disasters, outbreaks or pandemics may affect any market for the Fund’s securities, impact the businesses in which the Fund invests and harm its business, operating results and financial condition.
Terrorist acts, acts of war, national disasters, or public health crises (such as outbreaks or pandemics) may disrupt the Fund’s operations, as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19.
Geopolitical conflicts, and resulting market volatility, could also adversely affect the Fund’s business, operating results, and financial condition. The extent and duration or escalation of such conflicts, resulting sanctions and future market disruptions are impossible to predict, but could be significant. Any disruptions resulting from such conflicts and any future conflict (including cyberattacks, espionage or the use or threatened use of nuclear weapons) or resulting from actual or threatened responses to such actions could cause disruptions to any of the Fund’s portfolio investments located in affected regions or that have substantial business relationships with companies in affected regions. It is not possible to predict the duration or extent of longer-term consequences of these conflicts, which could include further sanctions, retaliatory and escalating measures, embargoes, regional instability, geopolitical shifts and adverse effects on or involving macroeconomic conditions, the energy sector, supply chains, inflation, security conditions, currency exchange rates and financial markets around the globe. Any such market disruptions could affect the Fund’s portfolio investments’ operations and, as a result, could have a material effect on the Fund’s business, financial condition and results of operations.
The extent to which any disease outbreaks or health pandemics may negatively affect the Fund’s and its portfolio investments’ operating results, or the duration of any potential business or supply chain disruption, is uncertain. These potential impacts, while uncertain, could adversely affect the Fund’s operating results and the operating results of the portfolio investments in which the Fund invests. There is a risk that any future disease outbreaks or health pandemics (including a recurrence of COVID-19) would impact the Fund’s ability to achieve its investment objectives. Further, if a future pandemic occurs during a period when the Fund’s investments are maturing, the Fund may not be able to realize its investments within the Fund’s term, or at all. In addition, future terrorist activities, military or security operations, natural disasters, disease outbreaks, pandemics or other similar events could weaken the domestic/global economies and create additional uncertainties, which may negatively impact the Fund’s portfolio investments and, in turn, could have a material effect on the Fund’s business, operating results and financial condition.

General Risk Factors [Member] | Corporate social responsibility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks related to corporate social responsibility.
The Fund’s business faces increasing public scrutiny related to corporate social responsibility activities. The Fund risks damage to its brand and reputation if the Fund fails to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and the consideration of corporate social responsibility factors in the Fund’s investment processes. Adverse incidents with respect to corporate social responsibility activities could impact the value of the Fund’s brand, the cost of its operations and relationships with investors, all of which could adversely affect its business and results of operations. At the same time, different stakeholder groups have divergent views on corporate social responsibility matters, which increases the risk that any action or lack thereof with respect to corporate social responsibility matters will be perceived negatively by at least some stakeholders and may adversely impact the Fund’s reputation and business. If the Fund does not successfully manage corporate social responsibility-related expectations across these varied stakeholder interests, it could erode stakeholder trust, impact the Fund’s reputation and constrain the Fund’s business.

General Risk Factors [Member] | Fluctuations in its performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may experience fluctuations in its performance.
The Fund could experience fluctuations in its performance due to a number of factors, including its ability or inability to make investments in companies that meet its investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

General Risk Factors [Member] | Economic recessions or downturns could impair the Fund’s portfolio investments and harm its operating results [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic recessions or downturns could impair the Fund’s portfolio investments and harm its operating results.
Many of the Fund’s portfolio investments may be susceptible to economic downturns or recessions and may be unable to repay its loans or meet other obligations during these periods. Therefore, during these periods the Fund’s non-performing assets may increase and the value of these assets may decrease. Adverse economic conditions may also decrease the value of collateral securing some of the Fund’s loans and the value of its debt and equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events could prevent the Fund from increasing investments and harm its operating results.
A portfolio investment’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Fund’s portfolio investment’s ability to meet its obligations under the debt securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio investment. In addition, if one of the Fund’s portfolio investments were to go bankrupt, even though the Fund may have structured its interest as senior debt or preferred equity, depending on the facts and circumstances, including the extent to which the Fund actually provided managerial assistance to that portfolio investment, a bankruptcy court might recharacterize the Fund’s debt or equity holding and subordinate all or a portion of its claim to those of other creditors.

General Risk Factors [Member] | U.S. tariff and import/export regulations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes to U.S. tariff and import/export regulations may have a negative effect on the Fund’s portfolio investments and, in turn, harm the Fund.
The U.S. government has indicated its intent, made proposals and taken actions to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, existing bilateral or multi-lateral trade agreements and treaties with foreign countries. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. These developments, or the perception that more of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Fund’s portfolio investments’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio investments and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.

General Risk Factors [Member] | Changes in laws or regulations governing the Fund’s operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in laws or regulations governing the Fund’s operations may adversely affect its business or cause the Fund to alter its business strategy.
The Fund, its subsidiaries and its portfolio investments are subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect. Additionally, new regulatory initiatives related to environmental, social and corporate governance could adversely affect the Fund’s business.
Additionally, any changes to the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy in order to avail it of new or different opportunities. Such changes could result in material differences to the strategies and plans set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of its management team to other types of investments in which its management team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of your investment.

General Risk Factors [Member] | May maintain cash balances at financial institutions that exceed federally insured limits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund, the Adviser, and the Fund’s portfolio investments may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.
The Fund’s cash and its Adviser’s cash is held in accounts at U.S. banking institutions that the Fund believes are of high quality. Cash held by the Fund, its Adviser and by its portfolio investments in non-interest-bearing and interest-bearing operating accounts may exceed the FDIC insurance limits. If such banking institutions were to fail, the Fund, its Adviser, or the Fund’s portfolio investments could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect the Fund’s, its Adviser’s and the Fund’s portfolio investments’ business, financial condition, results of operations, or prospects.
Although the Fund and its Adviser assess the Fund’s and its portfolio investments’ banking relationships as the Fund believes necessary or appropriate, the Fund’s and its portfolio investments’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize the Fund’s respective current and projected future business operations could be significantly impaired by factors that affect the Fund, its Adviser or its portfolio investments, the financial institutions with which the Fund, its Adviser or the Fund’s portfolio investments have arrangements directly, or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets, or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which the Fund, its Adviser or the Fund’s portfolio investments have financial or business relationships, but could also include factors involving financial markets or the financial services industry generally.
In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for the Fund, its Adviser, or its portfolio investments to acquire financing on acceptable terms or at all.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		preferred shares

[1]	In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load.
[2]	In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[3]	There is no brokerage charge for the reinvestment of dividends in additional Common Shares; however, all participants pay a pro rata share of brokerage commissions incurred by the DRIP Agent when it makes open market purchases. There is no direct service charge to participants in the DRIP, though the Fund reserves the right to amend the DRIP to include a service charge payable by participants. See the section “Dividend Reinvestment Plan,” below.
[4]	The Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a Management Fee at an annual rate of 0.85% which is calculated monthly based on the Fund’s Managed Assets at the end of each calendar month and payable quarterly in arrears. “Managed Assets” means the Fund’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Because Managed Assets include the Fund’s use of leverage, they will typically be greater than the Fund’s net assets. The Management Fee referenced in the table above is based on Managed Assets as of December 31, 2025 and assumes the pro forma effect of (i) the issuance in the Fund’s “at-the-market” offering of [9.9] million of its Common Shares, yielding hypothetical net proceeds to the Fund of approximately $150 million; (ii) the hypothetical borrowings of the full $200 million available under the BNP Credit Facility, which would mean that the Fund’s adjusted total assets are assumed to equal approximately $667 million. These Management Fees are indirectly borne by holders of the Fund’s Common Shares and are not borne by the holders of preferred shares, if any, or the holders of any other securities that the Fund may issue. See “The Adviser, the Sub-Adviser and the Administrator — Investment Advisory Agreement; Sub-Advisory Agreement — Management” in the Fund’s prospectus for additional information regarding the calculation of the Management Fee.
[5]	“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes the pro forma effect of the hypothetical $150 million issuance and assumed borrowings under the BNP Credit Facility described above, which, in the aggregate, have a weighted average interest rate of 4.45% per annum as of December 31, 2025. The Fund may issue additional preferred shares. In the event that the Fund were to issue additional preferred shares, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base Management Fee as a percentage of the Fund’s Managed Assets attributable to Common Shares, would increase.
[6]	“Other expenses” includes the Fund’s overhead expenses, including the payment of fees under the Administration Agreement, and are based on the actual amounts for the 2025 fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of the Independent Trustees (as defined below), and cost and expenses relating to rating agencies.
[7]	The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. The example assumes that the estimated “other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[8]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[9]	NAV per Common Share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per Common Share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.